Schedule of Investments (unaudited)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Ally Auto Receivables Trust 2022-35.07%, 04/15/27 (Call 02/15/26)	$1,780	$1,773,885
American Express Credit Account Master Trust 3.75%, 08/15/27	2,000	1,955,160
Series 2022-2, Class A, 3.39%, 05/15/27	1,000	971,752
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	100	95,597
Capital One Multi-Asset Execution Trust4.95%, 10/15/27	5,067	5,082,392
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A4, 0.54%, 05/17/27	850	791,987
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26	1,000	921,219

Total Asset-Backed Securities — 0.4%
(Cost: $11,823,273)		11,591,992

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.7%
Bank, Series 2017-BNK5, Class A4, 3.13%, 06/15/60	850	784,699
BBCMS Mortgage Trust
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	670	552,520
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,630,217
Benchmark Mortgage Trust
3.93%, 03/15/52 (Call 02/15/29)	1,500	1,439,463
4.44%, 05/15/55(a)	2,000	1,866,232
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	100	94,687
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	250	240,820
Series 2018-B6, Class AAB, 4.17%, 10/10/51	250	241,567
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	100	90,569
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	1,200	955,463
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	800	638,945
CD Mortgage Trust, 3.35%, 11/10/49	1,634	1,565,290
COMM Mortgage Trust, Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	720	698,147
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50	250	237,968
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	91,447
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50 (Call 06/15/27)	1,214	1,164,374
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	21	20,868
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	96,095
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	250	238,088
Series 2016-C31, Class A5, 3.10%, 11/15/49	500	461,553
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	69,964
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	702	673,673
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51	400	385,152
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	373,519
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Class ASB, 4.17%, 05/15/51 (Call 05/15/28)	$1,000	$967,451
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	477,856
Series 2017-C41, Class A4, 3.47%, 11/15/50	1,000	923,788
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,786,923
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	130	108,459
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/47	635	613,869
Series 2014-C25, Class A5, 3.63%, 11/15/47	213	204,728
		19,694,394
Total Collaterized Mortgage Obligations — 0.7%
(Cost: $22,898,434)		19,694,394

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	230	212,962
WPP Finance 2010, 3.75%, 09/19/24	1,095	1,064,920
		1,277,882
Aerospace & Defense — 0.3%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	130	123,677
4.95%, 08/15/25 (Call 05/15/25)	1,015	1,001,023
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	332	291,672
3.83%, 04/27/25 (Call 01/27/25)	365	354,897
4.40%, 06/15/28 (Call 03/15/28)	772	750,646
4.85%, 04/27/35 (Call 10/27/34)	515	494,761
5.05%, 04/27/45 (Call 10/27/44)	124	114,396
6.15%, 12/15/40	89	93,297
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	80,289
2.25%, 07/01/30 (Call 04/01/30)	669	566,723
2.38%, 03/15/32 (Call 12/15/31)	165	136,422
2.65%, 11/01/26 (Call 08/01/26)	25	23,392
3.13%, 05/04/27 (Call 02/04/27)	257	243,245
3.13%, 07/01/50 (Call 01/01/50)	171	120,941
3.75%, 11/01/46 (Call 05/01/46)	252	200,355
3.95%, 08/16/25 (Call 06/16/25)	505	495,839
4.05%, 05/04/47 (Call 11/04/46)	162	135,307
4.13%, 11/16/28 (Call 08/16/28)	591	572,212
4.15%, 05/15/45 (Call 11/16/44)	285	241,113
4.35%, 04/15/47 (Call 10/15/46)	227	197,803
4.45%, 11/16/38 (Call 05/16/38)	130	120,552
4.50%, 06/01/42	418	381,262
4.63%, 11/16/48 (Call 05/16/48)	214	195,292
4.70%, 12/15/41	27	24,878
4.80%, 12/15/43 (Call 06/15/43)	55	50,918
4.88%, 10/15/40	130	123,092
5.00%, 02/27/26 (Call 01/27/26)	75	75,452
5.15%, 02/27/33 (Call 11/27/32)	125	127,130
5.38%, 02/27/53 (Call 08/27/52)	95	96,147
5.40%, 05/01/35	10	10,201
6.05%, 06/01/36	15	16,099
6.13%, 07/15/38	135	147,400
7.50%, 09/15/29	5	5,698
		7,612,131

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	$480	$452,861
2.70%, 09/15/51 (Call 03/15/51)	150	99,948
2.90%, 03/01/32 (Call 12/01/31)	50	43,708
3.25%, 03/27/30 (Call 12/27/29)	228	211,192
3.75%, 09/15/47 (Call 03/15/47)	74	60,996
4.02%, 04/16/43	8	6,906
4.50%, 08/15/33 (Call 05/15/33)	65	63,794
4.50%, 03/15/49 (Call 09/15/48)	55	50,672
4.54%, 03/26/42	42	38,969
5.94%, 10/01/32	107	116,227
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,290	1,191,276
2.75%, 05/14/31 (Call 02/14/31)	1,140	953,621
3.25%, 08/15/26 (Call 05/15/26)	1,076	1,017,143
3.75%, 09/25/27 (Call 06/25/27)	889	845,519
		5,152,832
Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	100	84,217

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	20	16,362
3.38%, 11/01/46 (Call 05/01/46)	85	67,771
3.38%, 03/27/50 (Call 09/27/49)(b)	178	141,731
3.63%, 05/01/43 (Call 11/01/42)	44	36,211
3.88%, 11/01/45 (Call 05/01/45)	247	214,863
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	640	623,910
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	42	39,773
4.25%, 04/01/25 (Call 01/01/25)	5	4,899
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	285	268,473
2.80%, 04/23/27 (Call 02/23/27)	56	51,160
2.95%, 04/23/30 (Call 01/23/30)	355	292,932
		1,758,085
Auto Manufacturers — 0.2%
American Honda Finance Corp.
1.80%, 01/13/31	285	232,432
2.30%, 09/09/26	75	69,569
2.35%, 01/08/27	140	129,570
3.50%, 02/15/28	195	186,262
4.60%, 04/17/30	140	138,139
4.70%, 01/12/28	100	100,305
4.75%, 01/12/26	60	60,123
Series A, 4.60%, 04/17/25	160	159,096
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	459	374,902
2.60%, 09/01/50 (Call 03/01/50)	230	145,726
4.88%, 10/01/43 (Call 04/01/43)	362	341,210
General Motors Co.
5.00%, 04/01/35	90	80,974
5.15%, 04/01/38 (Call 10/01/37)	95	84,028
5.20%, 04/01/45	214	177,335
5.40%, 04/01/48 (Call 10/01/47)	177	148,560
5.95%, 04/01/49 (Call 10/01/48)	160	145,338
6.25%, 10/02/43	135	127,522
6.60%, 04/01/36 (Call 10/01/35)	141	142,877
6.75%, 04/01/46 (Call 10/01/45)	174	172,455
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
2.40%, 10/15/28 (Call 08/15/28)	$35	$29,740
2.70%, 06/10/31 (Call 03/10/31)	65	51,567
3.10%, 01/12/32 (Call 10/12/31)	60	48,389
3.60%, 06/21/30 (Call 03/21/30)	20	17,311
4.30%, 04/06/29 (Call 02/06/29)	20	18,492
5.85%, 04/06/30 (Call 02/06/30)	25	24,756
6.40%, 01/09/33 (Call 10/09/32)(b)	155	157,850
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	100	88,796
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	307	384,708
Toyota Motor Credit Corp.
2.15%, 02/13/30	97	83,804
3.05%, 01/11/28	57	53,379
3.20%, 01/11/27	95	90,466
3.38%, 04/01/30	125	115,798
3.65%, 01/08/29	106	100,871
4.45%, 05/18/26	180	178,794
4.55%, 09/20/27	50	49,865
4.55%, 05/17/30	180	177,485
4.63%, 01/12/28	65	65,102
4.70%, 01/12/33	70	69,762
		4,823,358
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	389	234,197
4.35%, 03/15/29 (Call 12/15/28)	150	145,015
4.40%, 10/01/46 (Call 04/01/46)	54	41,142
5.40%, 03/15/49 (Call 09/15/48)(b)	307	267,870
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	150	110,352
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	51	40,363
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	229	202,248
3.55%, 01/15/52 (Call 07/15/51)	65	42,345
3.80%, 09/15/27 (Call 06/15/27)	136	127,968
4.25%, 05/15/29 (Call 02/15/29)	132	124,485
5.25%, 05/15/49 (Call 11/15/48)	117	101,355
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	60	58,472
5.50%, 03/21/33 (Call 12/21/32)	50	51,113
		1,546,925
Banks — 5.8%
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	425	412,972
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,132	6,454,103
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	1,020	1,014,410
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	25	21,843
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	425	335,389
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	325	305,913
4.38%, 04/12/28	215	205,417
5.18%, 11/19/25	175	171,715
Bank of America Corp.
1.92%, 10/24/31 (Call 10/24/30), (3-mo. SOFR + 1.432%)(a)	15	11,852

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(a)	$75	$70,359
2.30%, 07/21/32 (Call 07/21/31), (3-mo. SOFR + 1.432%)(a)	60	47,837
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(a)	191	182,157
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(a)	365	276,666
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)	263	220,589
2.55%, 02/04/28 (Call 02/04/27), (3-mo. SOFR + 1.432%)(a)	50	45,263
2.59%, 04/29/31 (Call 04/29/30), (3-mo. SOFR + 1.432%)(a)	299	251,070
2.68%, 06/19/41 (Call 06/19/40), (3-mo. SOFR + 1.432%)(a)	150	103,322
2.69%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.432%)(a)	180	148,736
2.83%, 10/24/51 (Call 10/24/50), (3-mo. SOFR + 1.432%)(a)	124	78,977
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(a)	168	144,918
2.97%, 02/04/33 (Call 02/04/32), (3-mo. SOFR + 1.432%)(a)	397	330,772
2.97%, 07/21/52 (Call 07/21/51), (3-mo. SOFR + 1.432%)(a)	332	220,475
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.090%)(a)	250	241,007
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(a)	185	163,309
3.25%, 10/21/27 (Call 10/21/26)	210	196,627
3.31%, 04/22/42 (Call 04/22/41), (3-mo. SOFR + 1.432%)(a)	115	86,233
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 3.072%)(a)	245	235,492
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.040%)(a)	245	225,407
3.50%, 04/19/26	162	156,187
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(a)	185	175,513
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)	235	219,170
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.512%)(a)	267	251,263
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(a)	110	104,167
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)	240	204,696
3.88%, 08/01/25	95	92,746
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)	216	171,273
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(a)	235	221,671
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(a)	176	163,495
4.00%, 01/22/25	170	166,117
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1582%)(a)	150	126,251
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(a)	691	555,253
Security	Par (000)	Value

Banks (continued)
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)	$410	$360,902
4.25%, 10/22/26	152	147,002
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)	245	232,843
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)	483	407,005
4.38%, 04/27/28 (Call 04/27/27), (3-mo. SOFR + 1.432%)(a)	50	48,330
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 1.252%)(a)	475	409,526
4.45%, 03/03/26	135	132,181
4.57%, 04/27/33 (Call 04/27/32), (3-mo. SOFR + 1.432%)(a)	735	691,914
4.83%, 07/22/26 (Call 07/22/25), (3-mo. SOFR + 1.432%)(a)	135	133,488
4.88%, 04/01/44	136	127,228
4.95%, 07/22/28 (Call 07/22/27), (3-mo. SOFR + 1.432%)(a)	140	138,417
5.00%, 01/21/44	368	347,863
5.02%, 07/22/33 (Call 07/22/32), (3-mo. SOFR + 1.432%)(a)	365	356,579
5.20%, 04/25/29 (Call 04/25/28), (3-mo. SOFR + 1.432%)(a)	545	543,578
5.29%, 04/25/34	725	720,599
5.88%, 02/07/42	424	445,599
6.11%, 01/29/37	410	428,704
6.20%, 11/10/28 (Call 11/10/27), (3-mo. SOFR + 1.432%)(a)	105	108,703
7.75%, 05/14/38	230	273,008
Series L, 3.95%, 04/21/25	235	229,052
Series L, 4.18%, 11/25/27 (Call 11/25/26)	190	182,083
Series L, 4.75%, 04/21/45	157	141,708
Series N, 2.65%, 03/11/32 (Call 03/11/31), (3-mo. SOFR + 1.432%)(a)	55	45,439
Series N, 3.48%, 03/13/52 (Call 03/13/51), (3-mo. SOFR + 1.432%)(a)	290	211,024
Bank of America NA, 6.00%, 10/15/36	342	366,043
Bank of Montreal
1.25%, 09/15/26	150	132,609
1.85%, 05/01/25	550	515,729
2.50%, 06/28/24	485	469,330
2.65%, 03/08/27	200	184,508
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	625	558,950
5.20%, 02/01/28 (Call 01/01/28)	150	150,532
5.30%, 06/05/26	100	100,216
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	463	435,086
2.05%, 01/26/27 (Call 12/26/26)	190	172,161
2.10%, 10/24/24	302	289,044
2.45%, 08/17/26 (Call 05/17/26)	218	201,746
2.50%, 01/26/32 (Call 10/26/31)	100	82,071
2.80%, 05/04/26 (Call 02/04/26)	276	261,416
3.00%, 10/30/28 (Call 07/30/28)	169	153,836
3.25%, 09/11/24 (Call 08/11/24)	160	155,736
3.25%, 05/16/27 (Call 02/16/27)	97	91,786
3.30%, 08/23/29 (Call 05/23/29)	270	243,969
3.35%, 04/25/25 (Call 03/25/25)	200	192,872
3.40%, 01/29/28 (Call 10/29/27)	295	277,970

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.43%, 06/13/25 (Call 06/13/24), (1-day SOFR + 0.565%)(a)	$95	$92,828
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	469	445,067
3.85%, 04/28/28	365	351,878
3.85%, 04/26/29 (Call 02/26/29)	200	189,916
3.95%, 11/18/25 (Call 10/18/25)	304	295,400
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	100	96,409
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	100	98,319
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)	100	97,260
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	200	199,188
4.97%, 04/26/34	200	198,862
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	40	41,262
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	180	189,065
Series G, 3.00%, 02/24/25 (Call 01/24/25)	270	260,318
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	169,398
Bank of Nova Scotia (The)
0.65%, 07/31/24	165	155,859
1.05%, 03/02/26	1,025	919,312
1.30%, 06/11/25	1,177	1,085,794
1.30%, 09/15/26	300	265,155
1.45%, 01/10/25	100	93,787
1.95%, 02/02/27	215	193,672
2.15%, 08/01/31	1,850	1,494,837
2.20%, 02/03/25	930	883,388
2.45%, 02/02/32	200	164,394
2.70%, 08/03/26	1,176	1,092,551
3.45%, 04/11/25	800	772,856
4.50%, 12/16/25	1,156	1,124,904
4.75%, 02/02/26	100	99,232
4.85%, 02/01/30	100	97,619
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	260	231,195
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	5	4,047
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	265	209,157
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	535	423,688
3.65%, 03/16/25	275	263,818
4.34%, 01/10/28 (Call 01/10/27)	130	123,484
4.38%, 09/11/24	35	34,169
4.38%, 01/12/26	420	405,539
4.84%, 05/09/28 (Call 05/07/27)	355	328,769
4.95%, 01/10/47	345	303,503
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)	305	283,552
5.20%, 05/12/26	320	310,778
5.25%, 08/17/45	5	4,617
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	280	275,990
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	310	305,285
Security	Par (000)	Value

Banks (continued)
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(a)	$400	$399,236
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(a)	200	201,938
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	200	207,386
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	200	211,114
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	200	218,034
BNP Paribas SA, 4.25%, 10/15/24	245	239,463
BPCE SA, 3.38%, 12/02/26	515	483,106
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	150	140,961
2.25%, 01/28/25	414	393,553
3.60%, 04/07/32 (Call 03/07/32)	45	40,579
3.95%, 08/04/25	200	193,942
5.00%, 04/28/28	140	138,246
5.14%, 04/28/25	140	139,282
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)	15	14,113
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(a)	40	32,838
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(a)	175	146,627
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)	282	239,658
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)	175	151,706
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(a)	306	293,399
3.20%, 10/21/26 (Call 07/21/26)	95	89,282
3.30%, 04/27/25	85	82,471
3.40%, 05/01/26	150	143,710
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	135	125,661
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	165	155,182
3.70%, 01/12/26	362	350,159
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(a)	327	289,905
3.88%, 03/26/25	130	126,251
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(a)	335	280,650
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	90	85,644
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	270	250,433
4.00%, 08/05/24	30	29,525
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	131	123,777
4.13%, 07/25/28	196	184,034
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(a)	124	104,753
4.30%, 11/20/26	195	187,982
4.40%, 06/10/25	210	204,918
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)	280	264,821
4.45%, 09/29/27	427	410,274

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.60%, 03/09/26	$135	$131,533
4.65%, 07/30/45	319	280,749
4.65%, 07/23/48 (Call 06/23/48)	495	439,421
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	25	24,613
4.75%, 05/18/46	315	265,674
5.30%, 05/06/44	221	201,669
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)	185	179,319
5.50%, 09/13/25	388	388,070
5.88%, 02/22/33	56	56,797
5.88%, 01/30/42	270	281,121
6.00%, 10/31/33	112	114,644
6.17%, 05/25/34	115	116,641
6.63%, 01/15/28	108	115,120
6.63%, 06/15/32	312	329,338
6.68%, 09/13/43	181	192,597
8.13%, 07/15/39	399	506,076
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	270	246,372
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	70	55,089
2.85%, 07/27/26 (Call 04/27/26)	132	114,881
3.25%, 04/30/30 (Call 01/30/30)	105	85,651
4.30%, 12/03/25 (Call 11/03/25)	145	132,988
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)	55	46,193
Comerica Bank, 4.00%, 07/27/25	100	86,709
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	239	192,197
Cooperatieve Rabobank UA
3.75%, 07/21/26	225	211,608
4.38%, 08/04/25	150	145,428
5.25%, 05/24/41	201	208,960
5.25%, 08/04/45	107	99,420
5.75%, 12/01/43	157	156,565
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	180	173,806
Credit Suisse AG/New York NY
3.63%, 09/09/24	2,005	1,921,091
3.70%, 02/21/25	55	52,243
4.75%, 08/09/24	1,000	973,930
7.50%, 02/15/28	250	265,517
7.95%, 01/09/25	250	253,320
Credit Suisse Group AG
3.75%, 03/26/25	920	867,376
4.55%, 04/17/26	340	320,967
4.88%, 05/15/45	235	199,033
Deutsche Bank AG
4.10%, 01/13/26	265	253,051
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(a)	240	219,482
Deutsche Bank AG/New York NY 2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	125	110,579
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	285	245,137
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	345	300,485
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)	220	174,425
Security	Par (000)	Value

Banks (continued)
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)	$480	$399,226
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(a)	105	99,864
4.10%, 01/13/26	245	227,144
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	315	263,110
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	150	150,918
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	130	105,322
3.45%, 07/27/26 (Call 04/27/26)	110	101,033
4.65%, 09/13/28 (Call 06/13/28)	300	278,733
Fifth Third Bancorp.
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	50	50,250
8.25%, 03/01/38	161	180,760
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	16,954
Goldman Sachs Capital I, 6.35%, 02/15/34	185	187,832
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(a)	60	55,070
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(a)	255	201,685
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)	205	164,978
2.60%, 02/07/30 (Call 11/07/29)	142	121,808
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)	357	294,393
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	15	13,623
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(a)	115	94,220
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)	110	76,718
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)	460	389,841
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)	242	176,924
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)	115	85,883
3.50%, 04/01/25 (Call 03/01/25)	270	260,798
3.50%, 11/16/26 (Call 11/16/25)	373	353,514
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(a)	237	223,439
3.75%, 05/22/25 (Call 02/22/25)	193	187,050
3.75%, 02/25/26 (Call 11/25/25)	200	193,276
3.80%, 03/15/30 (Call 12/15/29)	98	90,850
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(a)	397	370,222
3.85%, 01/26/27 (Call 01/26/26)	417	400,820
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.634%)(a)	465	392,144
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.562%)(a)	445	421,735
4.25%, 10/21/25	240	233,806
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(a)	395	344,231
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	200	194,560

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 10/21/45 (Call 04/21/45)	$261	$233,564
4.80%, 07/08/44 (Call 01/08/44)	505	456,858
5.15%, 05/22/45	104	96,128
5.95%, 01/15/27	95	97,370
6.13%, 02/15/33	395	421,275
6.25%, 02/01/41	415	443,444
6.45%, 05/01/36	164	172,146
6.75%, 10/01/37	746	796,430
HSBC Bank USA NA/New York NY, 7.00%, 01/15/39	280	304,046
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	135	119,819
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	75	63,266
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	515	458,448
2.63%, 11/07/25 (Call 11/07/24), (1-day SOFR + 1.401%)(a)	492	468,222
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)	135	109,616
3.97%, 05/22/30 (Call 05/22/29), (3-mo. LIBOR US + 1.610%)(a)	330	300,963
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(a)	385	363,417
4.25%, 08/18/25	110	106,384
4.29%, 09/12/26 (Call 09/12/25), (3-mo. LIBOR US + 1.348%)(a)	250	241,717
4.30%, 03/08/26	392	382,717
4.38%, 11/23/26	130	124,812
4.58%, 06/19/29 (Call 06/19/28), (3-mo. LIBOR US + 1.535%)(a)	350	331,775
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	70	67,877
4.95%, 03/31/30	315	307,749
6.10%, 01/14/42	405	427,644
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	200	203,876
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)	300	308,736
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(a)	225	232,879
6.50%, 05/02/36	560	568,298
6.50%, 09/15/37	605	613,766
6.80%, 06/01/38	345	349,689
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	300	312,657
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	215	229,646
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)	370	412,250
HSBC USA Inc., 3.50%, 06/23/24	105	102,464
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	230	159,976
2.55%, 02/04/30 (Call 11/04/29)	489	388,872
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	100	92,848
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)	107	98,164
Security	Par (000)	Value

Banks (continued)
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)	$360	$297,806
3.95%, 03/29/27	495	472,270
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)	105	96,034
4.55%, 10/02/28	180	174,553
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(a)	175	164,652
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	75	66,445
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)	25	19,744
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)	15	11,949
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(a)	180	152,951
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(a)	235	192,672
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)	37	30,823
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)	181	156,970
2.95%, 10/01/26 (Call 07/01/26)	222	209,302
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(a)	50	42,728
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)	345	292,108
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(a)	238	177,822
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)	493	340,343
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)	470	336,741
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 0.945%)(a)	177	165,070
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(a)	155	146,359
3.63%, 12/01/27 (Call 12/01/26)	185	175,178
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(a)	240	221,986
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(a)	340	323,500
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(a)	248	213,144
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(a)	316	252,933
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.506%)(a)	205	198,272
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(a)	421	341,212
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(a)	162	153,855
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(a)	290	236,037
4.13%, 12/15/26	169	165,443
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)	180	172,377
4.25%, 10/01/27	90	87,856

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(a)	$364	$312,709
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.330%)(a)	339	327,406
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)	207	199,834
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(a)	407	389,312
4.85%, 02/01/44	181	170,509
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)	190	186,219
4.95%, 06/01/45	162	150,006
5.35%, 06/01/34	420	425,300
5.40%, 01/06/42	300	300,816
5.50%, 10/15/40	305	309,633
5.60%, 07/15/41	350	363,083
5.63%, 08/16/43	264	266,936
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)	330	333,541
6.40%, 05/15/38	355	396,294
7.63%, 10/15/26	120	129,395
7.75%, 07/15/25	60	63,271
8.00%, 04/29/27	382	423,355
8.75%, 09/01/30	35	42,453
KeyBank NA/Cleveland OH
3.90%, 04/13/29	32	24,880
6.95%, 02/01/28	30	27,476
KeyCorp
2.25%, 04/06/27	60	49,525
2.55%, 10/01/29	240	184,567
4.10%, 04/30/28	120	104,904
4.15%, 10/29/25	81	73,982
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	948	573,104
0.00%, 06/29/37(c)	705	405,403
0.38%, 07/18/25	715	658,200
0.63%, 01/22/26	1,200	1,094,244
0.75%, 09/30/30	585	472,943
1.00%, 10/01/26	245	221,791
1.75%, 09/14/29	726	643,548
2.00%, 05/02/25	1,903	1,815,196
2.50%, 11/20/24	2,040	1,974,394
2.88%, 04/03/28	1,862	1,778,489
3.75%, 02/15/28	1,395	1,385,737
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(a)	95	89,604
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	305	279,417
3.75%, 01/11/27	285	270,129
3.87%, 07/09/25 (Call 07/09/24), (1-year CMT + 3.500%)(a)	485	473,181
4.34%, 01/09/48	285	213,365
4.38%, 03/22/28	325	312,939
4.45%, 05/08/25	485	473,433
4.50%, 11/04/24	547	531,498
4.55%, 08/16/28	90	86,553
4.58%, 12/10/25	280	268,803
4.65%, 03/24/26	260	248,230
Security	Par (000)	Value

Banks (continued)
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)	$25	$23,675
5.30%, 12/01/45	115	100,293
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	300	302,466
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(a)	380	416,123
Mitsubishi UFJ Financial Group Inc.
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	60	48,092
2.76%, 09/13/26	300	277,095
3.20%, 07/18/29	105	93,559
3.29%, 07/25/27	170	158,807
3.68%, 02/22/27	20	19,402
3.74%, 03/07/29	95	88,551
3.75%, 07/18/39	30	25,283
3.78%, 03/02/25	141	136,934
3.85%, 03/01/26	255	245,894
3.96%, 03/02/28	55	52,618
4.05%, 09/11/28	70	67,105
4.15%, 03/07/39	99	88,361
4.29%, 07/26/38	100	90,328
5.24%, 04/19/29	200	199,530
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	290	291,285
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)	200	199,484
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	400	399,868
Mizuho Financial Group Inc.
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	5	3,940
2.23%, 05/25/26 (Call 05/25/25), (3-mo. LIBOR US + 0.830%)(a)	115	107,270
2.56%, 09/13/31	265	209,429
2.59%, 05/25/31 (Call 05/25/30), (3-mo. LIBOR US + 1.070%)(a)	97	80,836
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	55	51,673
2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(a)	90	86,782
2.87%, 09/13/30 (Call 09/13/29), (1-day SOFR + 1.572%)(a)	25	21,482
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(a)	222	194,898
3.17%, 09/11/27	5	4,613
3.66%, 02/28/27	45	42,780
4.02%, 03/05/28	150	142,477
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)	139	131,651
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(a)	810	727,947
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	225	174,836
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	65	50,755
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	557	525,847

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	$325	$259,028
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	320	241,568
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	225	182,864
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(a)	15	14,261
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	237	202,744
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(a)	145	139,852
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)	230	147,885
3.13%, 07/27/26	230	216,987
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(a)	427	398,630
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	359	324,838
3.63%, 01/20/27	290	277,834
3.70%, 10/23/24	395	386,057
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.140%)(a)	434	406,758
3.88%, 01/27/26	255	248,281
3.95%, 04/23/27	335	318,618
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(a)	610	519,165
4.00%, 07/23/25	181	177,099
4.30%, 01/27/45	485	419,898
4.35%, 09/08/26	320	311,997
4.38%, 01/22/47	412	357,904
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.628%)(a)	192	184,351
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(a)	305	273,509
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	85	84,119
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	45	43,466
5.00%, 11/24/25	321	320,515
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	195	194,495
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	40	39,829
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	335	334,203
5.25%, 04/21/34	255	253,656
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	275	261,371
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)	468	484,450
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(a)	200	197,880
6.25%, 08/09/26	455	470,060
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	280	300,096
6.38%, 07/24/42	451	496,136
7.25%, 04/01/32	479	551,157
Morgan Stanley Bank NA, 4.75%, 04/21/26	250	249,065
Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd.
4.94%, 01/12/28	$250	$252,217
4.97%, 01/12/26	250	250,917
National Australia Bank Ltd./New York
2.50%, 07/12/26	332	310,038
3.38%, 01/14/26	100	96,243
National Bank of Canada, 3.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.009%)(a)	9,510	9,307,437
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)	335	258,164
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(a)	510	479,997
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)	469	438,764
4.80%, 04/05/26	590	581,610
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(a)	190	183,618
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)	530	514,482
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)	300	306,285
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	300	311,724
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	746	689,334
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	1,020	911,013
3.65%, 08/03/28 (Call 05/03/28)	289	277,625
3.95%, 10/30/25	510	493,007
6.13%, 11/02/32 (Call 08/02/32)	130	136,396
PNC Bank NA
2.70%, 10/22/29	250	213,547
2.95%, 02/23/25 (Call 01/24/25)	220	208,732
3.10%, 10/25/27 (Call 09/25/27)	525	482,716
3.25%, 01/22/28 (Call 12/23/27)	75	68,873
3.30%, 10/30/24 (Call 09/30/24)	15	14,500
3.88%, 04/10/25 (Call 03/10/25)	880	841,377
4.05%, 07/26/28	125	116,068
2.50%, 08/27/24 (Call 07/27/24)	566	542,324
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	43,872
2.20%, 11/01/24 (Call 10/02/24)	232	220,667
2.55%, 01/22/30 (Call 10/24/29)	295	249,355
2.60%, 07/23/26 (Call 05/23/26)	326	302,714
3.15%, 05/19/27 (Call 04/19/27)	280	261,069
3.45%, 04/23/29 (Call 01/23/29)	543	496,378
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	95	93,874
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)	225	217,222
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)	135	134,798
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	110	113,296
Regions Bank/Birmingham AL, 6.45%, 06/26/37	178	177,436
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	80,727
7.38%, 12/10/37	168	177,618

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
0.75%, 10/07/24	$50	$46,993
1.40%, 11/02/26	100	88,873
2.25%, 11/01/24	370	354,175
2.55%, 07/16/24	328	317,547
3.38%, 04/14/25	100	96,812
3.63%, 05/04/27	100	95,340
3.88%, 05/04/32	100	91,580
3.97%, 07/26/24	190	186,798
4.24%, 08/03/27	200	194,294
4.65%, 01/27/26	235	231,200
4.88%, 01/12/26	100	99,526
4.90%, 01/12/28	200	198,590
4.95%, 04/25/25	300	298,188
5.00%, 02/01/33	250	246,582
5.00%, 05/02/33	300	294,954
5.66%, 10/25/24	50	50,208
6.00%, 11/01/27	60	62,168
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	165	144,609
3.24%, 10/05/26 (Call 08/05/26)	416	377,549
4.40%, 07/13/27 (Call 04/14/27)	932	885,875
4.50%, 07/17/25 (Call 04/17/25)	677	654,876
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	300	296,220
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	140	141,950
Santander UK Group Holdings PLC
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	105	90,968
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	195	171,397
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)	50	40,739
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	25	22,767
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	200	203,716
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	105	93,856
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	50	45,468
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(a)	420	401,272
2.40%, 01/24/30	395	338,724
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	50	41,535
2.65%, 05/19/26	343	323,267
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	738	640,510
3.55%, 08/18/25	1,228	1,194,353
4.14%, 12/03/29 (Call 12/03/28), (3-mo. LIBOR US + 1.030%)(a)	97	92,537
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)	25	23,207
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(b)	135	131,624
Security	Par (000)	Value

Banks (continued)
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(a)	$160	$159,626
5.16%, 05/18/34	160	159,469
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	55	55,626
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	60	61,728
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	5	3,999
2.35%, 01/15/25	35	33,207
2.45%, 09/27/24	140	134,231
2.63%, 07/14/26	155	143,448
2.70%, 07/16/24	235	227,247
2.72%, 09/27/29	85	73,172
2.75%, 01/15/30	115	99,547
3.01%, 10/19/26	250	232,845
3.04%, 07/16/29	225	198,810
3.20%, 09/17/29	172	151,197
3.35%, 10/18/27	212	197,207
3.36%, 07/12/27	183	172,373
3.45%, 01/11/27	242	228,170
3.54%, 01/17/28	35	32,704
3.78%, 03/09/26	220	211,801
3.94%, 07/19/28	165	155,603
4.31%, 10/16/28	73	69,881
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	20	18,677
Toronto-Dominion Bank (The)
1.25%, 12/13/24	50	46,961
1.45%, 01/10/25	200	188,848
1.95%, 01/12/27	200	179,730
2.45%, 01/12/32	160	130,456
2.80%, 03/10/27	100	92,072
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	716	667,054
4.29%, 09/13/24	200	196,960
4.46%, 06/08/32	10	9,454
4.69%, 09/15/27	200	196,312
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	365	290,306
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)	100	92,378
3.30%, 05/15/26 (Call 04/15/26)	80	73,136
3.63%, 09/16/25 (Call 08/16/25)	10	9,343
4.05%, 11/03/25 (Call 09/03/25)	75	71,835
Truist Financial Corp.
3.70%, 06/05/25 (Call 05/05/25)	110	105,701
3.88%, 03/19/29 (Call 02/16/29)	35	31,384
4.00%, 05/01/25 (Call 03/01/25)	128	123,346
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	65	61,573
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	50	48,073
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	100	96,821
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	50	45,527
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)	45	42,988
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	129	112,429

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(a)	$130	$94,429
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)	5	4,292
3.90%, 05/01/45	65	51,412
4.40%, 06/14/46	55	44,296
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)	550	474,793
4.65%, 11/04/44	20	16,939
4.75%, 12/07/46	100	84,019
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)	315	304,375
4.90%, 11/17/45	520	452,535
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(a)	990	903,563
5.38%, 11/02/43	90	84,578
5.39%, 04/24/34	380	379,916
5.61%, 01/15/44	470	448,657
5.95%, 12/01/86	70	69,159
Westpac Banking Corp.
2.35%, 02/19/25	56	53,590
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)	130	100,122
2.70%, 08/19/26	235	220,089
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(a)	450	419,679
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(a)	275	211,904
3.35%, 03/08/27	218	207,752
3.40%, 01/25/28	242	229,639
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)	354	313,361
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	334	312,009
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)	75	71,100
Wintrust Financial Corp., 4.85%, 06/06/29	25	22,249
		162,130,108
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	532	521,099
4.90%, 02/01/46 (Call 08/01/45)	1,075	1,020,497
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	165	152,254
4.70%, 02/01/36 (Call 08/01/35)	456	444,468
4.90%, 02/01/46 (Call 08/01/45)	188	177,299
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	335	314,126
3.65%, 02/01/26 (Call 11/01/25)	726	707,051
4.00%, 04/13/28 (Call 01/13/28)	529	517,875
4.35%, 06/01/40 (Call 12/01/39)	180	165,128
4.38%, 04/15/38 (Call 10/15/37)	319	299,101
4.44%, 10/06/48 (Call 04/06/48)	400	359,144
4.60%, 04/15/48 (Call 10/15/47)	455	418,163
4.75%, 01/23/29 (Call 10/23/28)	517	520,764
4.75%, 04/15/58 (Call 10/15/57)	15	13,771
4.90%, 01/23/31 (Call 10/23/30)	273	281,654
4.95%, 01/15/42	337	326,634
Security	Par (000)	Value

Beverages (continued)
5.45%, 01/23/39 (Call 07/23/38)	$383	$397,803
5.55%, 01/23/49 (Call 07/23/48)	403	421,341
5.80%, 01/23/59 (Call 07/23/58)	223	240,060
5.88%, 06/15/35	40	43,091
8.00%, 11/15/39	59	74,888
8.20%, 01/15/39	285	371,269
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	237	231,262
4.00%, 04/15/38 (Call 10/15/37)	58	51,433
4.50%, 07/15/45 (Call 01/15/45)	159	145,247
Coca-Cola Co. (The)
1.38%, 03/15/31	310	249,627
1.65%, 06/01/30	381	319,187
2.13%, 09/06/29	600	529,140
2.25%, 01/05/32	50	42,814
2.50%, 06/01/40	322	240,656
2.50%, 03/15/51	95	63,890
2.60%, 06/01/50	263	182,009
2.75%, 06/01/60	74	50,441
2.90%, 05/25/27	125	119,140
3.00%, 03/05/51	245	183,091
3.38%, 03/25/27	400	389,876
3.45%, 03/25/30	687	653,303
4.20%, 03/25/50	285	263,853
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	210	210,750
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	66	50,580
4.10%, 02/15/48 (Call 08/15/47)	20	16,024
4.50%, 05/09/47 (Call 11/09/46)	92	78,247
4.90%, 05/01/33	60	58,943
5.25%, 11/15/48 (Call 05/15/48)	86	80,704
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	705	652,696
2.00%, 04/29/30 (Call 01/29/30)	1,920	1,626,163
2.13%, 10/24/24 (Call 09/24/24)	5,465	5,239,459
2.13%, 04/29/32 (Call 01/29/32)	1,420	1,165,593
2.38%, 10/24/29 (Call 07/24/29)	2,090	1,833,390
3.88%, 05/18/28 (Call 02/18/28)	640	621,402
5.20%, 10/24/25	1,000	1,009,200
5.30%, 10/24/27 (Call 09/24/27)	1,000	1,029,770
Diageo Investment Corp.
4.25%, 05/11/42	145	131,424
7.45%, 04/15/35	274	333,825
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	148	137,414
3.20%, 05/01/30 (Call 02/01/30)	139	125,881
3.40%, 11/15/25 (Call 08/15/25)	215	207,454
3.43%, 06/15/27 (Call 03/15/27)	188	179,083
3.80%, 05/01/50 (Call 11/01/49)	167	128,360
3.95%, 04/15/29 (Call 02/15/29)	50	47,754
4.05%, 04/15/32 (Call 01/15/32)	105	97,808
4.42%, 05/25/25 (Call 03/25/25)	281	277,608
4.42%, 12/15/46 (Call 06/15/46)	215	182,174
4.50%, 11/15/45 (Call 05/15/45)	34	29,562
4.50%, 04/15/52 (Call 10/15/51)	275	237,289
4.60%, 05/25/28 (Call 02/25/28)	150	148,425
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,325	1,248,388
4.20%, 07/15/46 (Call 01/15/46)	305	245,946
5.00%, 05/01/42	242	223,976

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	$50	$41,609
2.25%, 03/19/25 (Call 02/19/25)	850	816,442
2.38%, 10/06/26 (Call 07/06/26)	624	587,895
2.63%, 03/19/27 (Call 01/19/27)	321	302,369
2.63%, 07/29/29 (Call 04/29/29)	485	440,496
2.63%, 10/21/41 (Call 04/21/41)	25	18,769
2.75%, 04/30/25 (Call 01/30/25)	682	658,710
2.75%, 03/19/30 (Call 12/19/29)	429	388,030
2.85%, 02/24/26 (Call 11/24/25)	350	336,588
2.88%, 10/15/49 (Call 04/15/49)	105	77,362
3.00%, 10/15/27 (Call 07/15/27)	454	432,362
3.38%, 07/29/49 (Call 01/29/49)	95	76,691
3.45%, 10/06/46 (Call 04/06/46)	309	252,159
3.50%, 07/17/25 (Call 04/17/25)	155	151,681
3.50%, 03/19/40 (Call 09/19/39)	70	58,914
3.60%, 02/18/28 (Call 01/18/28)	50	48,713
3.60%, 08/13/42	75	63,275
3.63%, 03/19/50 (Call 09/19/49)	156	130,336
3.88%, 03/19/60 (Call 09/19/59)	35	29,760
3.90%, 07/18/32 (Call 04/18/32)	70	67,594
4.00%, 03/05/42	155	139,157
4.00%, 05/02/47 (Call 11/02/46)	110	100,409
4.20%, 07/18/52 (Call 01/18/52)	25	23,058
4.45%, 05/15/28 (Call 04/15/28)	100	101,047
4.45%, 02/15/33 (Call 11/15/32)(b)	100	100,909
4.45%, 04/14/46 (Call 10/14/45)	80	76,789
4.55%, 02/13/26 (Call 01/13/26)	100	100,497
4.65%, 02/15/53 (Call 08/15/52)	100	99,490
4.88%, 11/01/40	95	95,904
7.00%, 03/01/29	110	125,336
		35,100,092
Biotechnology — 0.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	646	611,219
2.20%, 02/21/27 (Call 12/21/26)	354	324,190
2.30%, 02/25/31 (Call 11/25/30)	320	266,534
2.45%, 02/21/30 (Call 11/21/29)	581	499,573
2.60%, 08/19/26 (Call 05/19/26)	247	230,617
2.77%, 09/01/53 (Call 03/01/53)	65	39,657
3.00%, 01/15/52 (Call 07/15/51)	220	143,928
3.13%, 05/01/25 (Call 02/01/25)	216	208,384
3.15%, 02/21/40 (Call 08/21/39)	205	154,541
3.20%, 11/02/27 (Call 08/02/27)	277	260,624
3.38%, 02/21/50 (Call 08/21/49)	265	189,040
4.05%, 08/18/29 (Call 06/18/29)	300	285,708
4.20%, 03/01/33 (Call 12/01/32)	300	280,707
4.40%, 05/01/45 (Call 11/01/44)	365	308,713
4.40%, 02/22/62 (Call 08/22/61)	50	40,285
4.56%, 06/15/48 (Call 12/15/47)	274	238,396
4.66%, 06/15/51 (Call 12/15/50)	213	187,093
4.88%, 03/01/53 (Call 09/01/52)	110	99,315
4.95%, 10/01/41	115	105,863
5.15%, 03/02/28 (Call 02/02/28)	665	670,327
5.15%, 11/15/41 (Call 05/15/41)	102	96,465
5.25%, 03/02/25	670	672,003
5.25%, 03/02/30 (Call 01/02/30)	690	695,527
5.25%, 03/02/33 (Call 12/02/32)	845	847,780
5.60%, 03/02/43 (Call 09/02/42)	660	653,935
5.65%, 06/15/42 (Call 12/15/41)	50	49,936
Security	Par (000)	Value

Biotechnology (continued)
5.65%, 03/02/53 (Call 09/02/52)	$600	$599,460
5.75%, 03/02/63 (Call 09/02/62)	195	194,019
6.38%, 06/01/37	70	75,937
6.40%, 02/01/39	125	132,210
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	250	241,960
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	295	246,965
3.15%, 05/01/50 (Call 11/01/49)	307	206,350
3.25%, 02/15/51 (Call 08/15/50)	120	82,054
4.05%, 09/15/25 (Call 06/15/25)	802	781,822
5.20%, 09/15/45 (Call 03/15/45)	257	251,937
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	365	297,479
2.80%, 10/01/50 (Call 04/01/50)	221	147,049
2.95%, 03/01/27 (Call 12/01/26)	543	513,070
3.50%, 02/01/25 (Call 11/01/24)	614	598,239
3.65%, 03/01/26 (Call 12/01/25)	565	548,581
4.00%, 09/01/36 (Call 03/01/36)	174	158,112
4.15%, 03/01/47 (Call 09/01/46)	350	299,037
4.50%, 02/01/45 (Call 08/01/44)	310	279,443
4.60%, 09/01/35 (Call 03/01/35)	390	376,678
4.75%, 03/01/46 (Call 09/01/45)	311	290,754
4.80%, 04/01/44 (Call 10/01/43)	343	322,303
5.65%, 12/01/41 (Call 06/01/41)	135	140,855
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	170	141,681
5.75%, 12/13/27 (Call 11/13/27)	100	101,803
5.80%, 12/12/25 (Call 11/12/25)	100	101,172
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	134	85,347
		15,374,677
Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	280	236,844
2.72%, 02/15/30 (Call 11/15/29)	190	163,691
3.38%, 04/05/40 (Call 10/05/39)	280	210,815
3.58%, 04/05/50 (Call 10/05/49)	230	165,345
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	342	298,470
4.00%, 06/15/25 (Call 03/15/25)	272	263,641
4.00%, 03/25/32 (Call 12/25/31)	495	441,609
4.50%, 03/25/52 (Call 09/25/51)	135	100,804
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	636	623,572
3.90%, 02/14/26 (Call 11/14/25)	800	775,888
4.50%, 02/15/47 (Call 08/15/46)	167	142,354
4.63%, 07/02/44 (Call 01/02/44)	150	132,678
4.95%, 07/02/64 (Call 01/02/64)(d)	50	43,375
5.13%, 09/14/45 (Call 03/14/45)	122	114,863
6.00%, 01/15/36	200	209,440
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	720	585,504
2.00%, 09/16/31 (Call 06/16/31)	380	306,314
Lafarge SA, 7.13%, 07/15/36	48	52,581
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	50	34,173
4.25%, 12/15/47 (Call 06/15/47)	87	71,497
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	111	104,854

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.50%, 05/15/47 (Call 11/15/46)	$165	$131,964
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	50	44,962
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	553	526,810
3.95%, 08/15/29 (Call 05/15/29)	151	141,297
4.20%, 12/01/24 (Call 09/01/24)	820	804,666
4.30%, 07/15/47 (Call 01/15/47)	170	138,924
4.40%, 01/30/48 (Call 07/30/47)	60	49,159
7.00%, 12/01/36	51	56,399
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	550	559,487
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	195	186,709
4.30%, 02/21/48 (Call 08/21/47)	80	66,610
5.75%, 06/15/43	139	140,760
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	242	231,449
3.55%, 11/01/24 (Call 08/01/24)	654	636,499
3.80%, 03/21/29 (Call 12/21/28)	430	404,815
4.50%, 03/21/49 (Call 09/21/48)	150	128,754
4.65%, 11/01/44 (Call 05/01/44)	137	120,496
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	74	63,419
4.70%, 03/01/48 (Call 09/01/47)	55	48,611
		9,560,102
Chemicals — 0.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	155	143,741
Celanese U.S. Holdings LLC, 6.38%, 07/15/32
(Call 04/15/32)(b)	70	70,878
CF Industries Inc., 5.38%, 03/15/44	160	140,448
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	35	25,376
4.25%, 10/01/34 (Call 04/01/34)	119	108,390
4.38%, 11/15/42 (Call 05/15/42)	102	85,489
4.63%, 10/01/44 (Call 04/01/44)	137	117,632
4.80%, 11/30/28 (Call 08/30/28)	100	99,474
4.80%, 05/15/49 (Call 11/15/48)	184	157,351
5.25%, 11/15/41 (Call 05/15/41)	239	226,221
5.55%, 11/30/48 (Call 05/30/48)	70	66,908
6.30%, 03/15/33 (Call 12/15/32)	55	59,131
6.90%, 05/15/53 (Call 11/15/52)	40	44,543
7.38%, 11/01/29	200	222,712
9.40%, 05/15/39	135	179,717
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	425	420,499
4.73%, 11/15/28 (Call 08/15/28)	624	620,381
5.32%, 11/15/38 (Call 05/15/38)	414	407,430
5.42%, 11/15/48 (Call 05/15/48)	260	254,613
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	147	122,156
4.80%, 09/01/42 (Call 03/01/42)	108	93,368
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	345	271,829
2.13%, 02/01/32 (Call 11/01/31)	100	82,538
2.70%, 11/01/26 (Call 08/01/26)	5,235	4,951,106
2.70%, 12/15/51 (Call 06/15/51)	240	155,100
2.75%, 08/18/55 (Call 02/18/55)	180	112,081
3.25%, 12/01/27 (Call 09/01/27)	781	745,464
3.95%, 12/01/47 (Call 06/01/47)	275	230,524
Security	Par (000)	Value

Chemicals (continued)
4.80%, 03/24/30 (Call 12/24/29)	$836	$843,491
5.25%, 01/15/28 (Call 12/15/27)	370	380,667
5.50%, 12/08/41	40	40,907
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	27	20,908
5.65%, 05/18/33	100	98,184
6.38%, 05/18/53 (Call 11/18/52)	100	99,266
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	40	30,237
4.45%, 09/26/28 (Call 06/26/28)	555	524,875
5.00%, 09/26/48 (Call 03/26/48)	86	71,356
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	165	142,378
5.25%, 07/15/43	88	78,521
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	595	567,547
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	150	102,463
3.80%, 10/01/60 (Call 04/01/60)	75	49,338
4.20%, 10/15/49 (Call 04/15/49)	117	87,339
4.20%, 05/01/50 (Call 11/01/49)	284	211,870
5.63%, 05/15/33	100	100,016
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	140	111,103
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(b)	10	9,564
4.88%, 11/15/41 (Call 05/15/41)	5	4,232
5.45%, 11/15/33 (Call 05/15/33)	65	63,058
5.63%, 11/15/43 (Call 05/15/43)	125	114,734
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	177	156,988
4.90%, 03/27/28 (Call 02/27/28)	60	59,461
4.90%, 06/01/43 (Call 12/01/42)	120	106,565
5.00%, 04/01/49 (Call 10/01/48)	58	51,489
5.25%, 01/15/45 (Call 07/15/44)	73	67,156
5.63%, 12/01/40	158	152,630
5.80%, 03/27/53 (Call 09/27/52)	105	103,250
5.88%, 12/01/36	145	149,398
5.95%, 11/07/25	100	101,935
6.13%, 01/15/41 (Call 07/15/40)	30	30,476
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	55	52,926
2.80%, 08/15/29 (Call 05/15/29)	174	154,670
3.75%, 03/15/28 (Call 12/15/27)	510	488,162
Rohm & Haas Co., 7.85%, 07/15/29	148	167,757
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	35	26,458
5.25%, 06/01/45 (Call 12/01/44)	40	35,515
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	120	96,228
3.30%, 05/15/50 (Call 11/15/49)	50	34,306
3.45%, 08/01/25 (Call 05/01/25)	120	115,640
3.80%, 08/15/49 (Call 02/15/49)	110	82,744
3.95%, 01/15/26 (Call 10/15/25)	295	287,374
4.00%, 12/15/42 (Call 06/15/42)	48	38,414
4.50%, 06/01/47 (Call 12/01/46)	284	242,474
4.55%, 08/01/45 (Call 02/01/45)	70	59,298
		16,828,468

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	$4,241	$3,455,312
1.70%, 05/15/28 (Call 03/15/28)	3,710	3,289,323
3.38%, 09/15/25 (Call 06/15/25)	1,058	1,030,154
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	402	344,820
5.25%, 10/01/25 (Call 07/01/25)	83	81,690
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	117	85,622
5.95%, 08/15/52 (Call 02/15/52)	60	55,850
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	580	502,843
2.65%, 07/15/31 (Call 04/15/31)	594	460,196
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	150	95,955
3.25%, 01/15/28 (Call 10/15/27)	290	272,826
3.25%, 05/20/50 (Call 11/20/49)	84	59,142
3.75%, 03/24/25 (Call 02/24/25)	325	316,612
3.75%, 02/25/52 (Call 08/25/51)	25	19,421
4.25%, 02/01/29 (Call 11/01/28)	223	217,476
4.25%, 08/08/32 (Call 05/08/32)	45	43,145
4.88%, 12/17/48 (Call 06/17/48)	149	136,904
5.25%, 07/15/44	115	111,350
PayPal Holdings Inc.
2.65%, 10/01/26 (Call 08/01/26)	435	408,574
2.85%, 10/01/29 (Call 07/01/29)	425	378,471
3.25%, 06/01/50 (Call 12/01/49)	221	155,352
5.05%, 06/01/52 (Call 12/01/51)(b)	25	23,549
5.25%, 06/01/62 (Call 12/01/61)	5	4,687
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	170	134,798
2.90%, 10/01/30 (Call 07/01/30)	460	390,319
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,320	1,170,734
4.00%, 03/18/29 (Call 12/18/28)	1,938	1,861,410
4.75%, 05/20/32 (Call 02/20/32)	75	73,632
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	282	248,326
2.70%, 03/01/29 (Call 01/01/29)	50	45,188
2.95%, 01/22/27 (Call 10/22/26)	193	182,941
3.25%, 12/01/49 (Call 06/01/49)	273	200,390
3.90%, 03/01/62 (Call 09/01/61)	45	36,247
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	90	68,804
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	76	72,883
		16,034,946
Computers — 0.5%
Apple Inc.
2.55%, 08/20/60 (Call 02/20/60)	83	53,661
2.65%, 05/11/50 (Call 11/11/49)	318	218,848
2.65%, 02/08/51 (Call 08/08/50)	115	78,653
2.80%, 02/08/61 (Call 08/08/60)	165	108,996
2.85%, 08/05/61 (Call 02/05/61)	115	76,818
2.95%, 09/11/49 (Call 03/11/49)	209	153,922
3.45%, 02/09/45	247	206,821
3.75%, 09/12/47 (Call 03/12/47)	130	111,117
3.75%, 11/13/47 (Call 05/13/47)	176	151,084
3.85%, 05/04/43	412	366,210
3.85%, 08/04/46 (Call 02/04/46)	225	197,001
4.10%, 08/08/62 (Call 02/08/62)	165	142,913
Security	Par (000)	Value

Computers (continued)
4.25%, 02/09/47 (Call 08/09/46)	$95	$90,024
4.30%, 05/10/33	160	160,437
4.38%, 05/13/45	295	278,955
4.45%, 05/06/44	49	47,857
4.65%, 02/23/46 (Call 08/23/45)	487	481,755
4.85%, 05/10/53	160	160,557
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(e)	185	118,877
5.75%, 02/01/33 (Call 11/01/32)	25	25,027
8.10%, 07/15/36 (Call 01/15/36)	90	103,943
8.35%, 07/15/46 (Call 01/15/46)	235	277,349
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	196	179,732
4.90%, 10/15/25 (Call 07/15/25)	1,211	1,203,346
6.20%, 10/15/35 (Call 04/15/35)	349	369,371
6.35%, 10/15/45 (Call 04/15/45)	415	423,080
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	461	403,541
4.20%, 04/15/32 (Call 01/15/32)	165	147,568
4.75%, 01/15/28 (Call 12/15/27)	50	49,352
5.50%, 01/15/33 (Call 10/15/32)	205	201,550
6.00%, 09/15/41	322	320,242
International Business Machines Corp.
3.30%, 05/15/26	992	953,282
3.30%, 01/27/27	205	195,863
3.45%, 02/19/26	902	872,577
3.50%, 05/15/29	650	607,041
4.00%, 06/20/42	290	241,860
4.15%, 07/27/27 (Call 06/27/27)	100	98,269
4.15%, 05/15/39	302	263,190
4.25%, 05/15/49	431	361,019
4.40%, 07/27/32 (Call 04/27/32)	100	96,369
4.70%, 02/19/46	155	137,328
5.60%, 11/30/39	61	62,324
5.88%, 11/29/32	325	349,648
6.22%, 08/01/27	95	99,920
6.50%, 01/15/28	227	242,547
7.00%, 10/30/25	441	463,522
7.13%, 12/01/96	30	37,509
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	93,814
4.38%, 05/15/30 (Call 02/15/30)	781	712,608
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	215	179,918
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	200	161,580
4.75%,02/15/26(Call11/15/25)	205	195,390
		13,334,185
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	201	174,518
4.00%, 08/15/45	348	315,052
4.60%, 03/01/28 (Call 02/01/28)	36	36,707
4.60%, 03/01/33 (Call 12/01/32)	36	36,744
4.80%, 03/02/26	36	36,549
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	87	63,264
4.38%, 06/15/45 (Call 12/15/44)	27	24,041
6.00%, 05/15/37	25	27,647
Procter & Gamble Co. (The)
2.45%, 11/03/26	561	529,405

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.80%, 03/25/27	$662	$630,654
2.85%, 08/11/27	355	338,020
3.60%, 03/25/50	150	126,332
4.10%, 01/26/26	150	149,322
5.55%, 03/05/37	171	191,402
5.80%, 08/15/34	50	56,800
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	245	198,827
2.00%, 07/28/26	210	195,693
2.90%, 05/05/27 (Call 02/05/27)	185	175,382
3.10%, 07/30/25	100	96,656
3.38%, 03/22/25 (Call 01/22/25)	230	224,137
3.50%, 03/22/28 (Call 12/22/27)	225	217,208
5.90%, 11/15/32	35	38,497
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	200	134,940
		4,017,797
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	624	594,029
3.75%, 05/15/46 (Call 11/15/45)	96	76,503
4.20%, 05/15/47 (Call 11/15/46)	119	102,993
4.60%, 06/15/45 (Call 12/15/44)	162	150,871
		924,396
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	290	272,377
2.45%, 10/29/26 (Call 09/29/26)	365	325,616
3.00%, 10/29/28 (Call 08/29/28)	147	127,440
3.30%, 01/30/32 (Call 10/30/31)	562	456,035
3.40%, 10/29/33 (Call 07/29/33)	140	111,481
3.50%, 01/15/25 (Call 11/15/24)	352	336,906
3.65%, 07/21/27 (Call 04/21/27)	435	399,012
3.88%, 01/23/28 (Call 10/23/27)	335	308,428
4.45%, 10/01/25 (Call 08/01/25)	395	380,776
4.45%, 04/03/26 (Call 02/03/26)	435	416,760
4.63%, 10/15/27 (Call 08/15/27)	210	199,332
5.75%, 06/06/28	150	148,759
6.50%, 07/15/25 (Call 06/15/25)	675	680,886
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	200	168,870
3.50%, 08/01/25	45	42,912
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	45	36,180
3.00%, 02/01/30 (Call 11/01/29)	162	134,952
3.25%, 10/01/29 (Call 07/01/29)	137	117,021
3.63%, 04/01/27 (Call 01/01/27)	125	115,391
3.63%, 12/01/27 (Call 09/01/27)	164	149,571
4.63%, 10/01/28 (Call 07/01/28)	287	269,347
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	149	140,406
Ally Financial Inc.
4.63%, 03/30/25	335	321,918
5.13%, 09/30/24	53	51,556
5.80%, 05/01/25 (Call 04/01/25)	425	420,516
8.00%, 11/01/31	684	710,889
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	75	67,308
2.50%, 07/30/24 (Call 06/30/24)	520	503,022
2.55%, 03/04/27 (Call 02/01/27)	95	87,272
3.00%, 10/30/24 (Call 09/29/24)	869	840,314
3.13%, 05/20/26 (Call 04/20/26)	670	639,046
Security	Par (000)	Value

Diversified Financial Services (continued)
3.30%, 05/03/27 (Call 04/03/27)	$85	$80,246
3.63%, 12/05/24 (Call 11/04/24)	370	360,528
3.95%, 08/01/25 (Call 07/01/25)	300	292,923
4.05%, 12/03/42	491	426,090
4.20%, 11/06/25 (Call 10/06/25)	336	328,968
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	260	246,137
4.90%, 02/13/26 (Call 01/13/26)	200	199,828
4.99%, 05/01/26	300	299,436
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(a)	40	38,707
5.04%, 05/01/34	300	296,151
5.85%, 11/05/27 (Call 10/05/27)	95	98,701
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	315	298,910
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	42,431
3.00%, 04/02/25 (Call 03/02/25)	130	124,411
3.70%, 10/15/24	35	34,167
4.50%, 05/13/32 (Call 02/13/32)	50	47,870
5.15%, 05/15/33 (Call 02/15/33)	100	99,488
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	55	35,897
3.90%, 01/25/28 (Call 10/25/27)	300	280,494
4.25%, 06/02/26 (Call 03/02/26)	50	48,221
4.35%, 04/15/30 (Call 01/15/30)	187	174,071
4.70%, 09/20/47 (Call 03/20/47)	250	208,385
4.85%, 03/29/29 (Call 12/29/28)	345	332,846
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	135	89,026
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	55	39,254
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	50	49,002
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(b)	280	267,322
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)	115	111,682
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	242	232,264
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)	35	32,168
3.20%, 01/25/28 (Call 10/25/27)	181	164,929
3.25%, 05/22/29 (Call 02/22/29)	85	75,267
4.00%, 02/01/29 (Call 11/01/28)	104	97,570
4.63%, 03/22/30 (Call 12/22/29)	20	19,252
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	189	141,858
4.10%, 06/15/51 (Call 12/15/50)	99	58,983
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	220	198,988
5.30%, 09/15/43 (Call 03/15/43)	144	148,320
Credit Suisse USA Inc., 7.13%, 07/15/32	186	205,013
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	336	313,411
4.50%, 01/30/26 (Call 11/30/25)(b)	245	237,447
6.70%, 11/29/32 (Call 08/29/32)	20	20,740
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	255	174,239
3.00%, 09/15/60 (Call 03/15/60)	180	113,657

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.10%, 09/15/27 (Call 06/15/27)	$260	$244,639
3.75%, 09/21/28 (Call 06/21/28)	119	114,025
4.25%, 09/21/48 (Call 03/21/48)	226	192,857
4.60%, 03/15/33 (Call 12/15/32)	75	73,418
4.95%, 06/15/52 (Call 12/15/51)	170	161,872
5.20%, 06/15/62 (Call 12/15/61)	90	89,543
Invesco Finance PLC
3.75%, 01/15/26	75	72,491
5.38%, 11/30/43	133	128,668
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	595	585,658
Jefferies Financial Group Inc.
4.15%, 01/23/30	112	101,387
6.25%, 01/15/36	112	114,517
6.50%, 01/20/43	60	59,903
Legg Mason Inc.
4.75%, 03/15/26	346	342,184
5.63%, 01/15/44	238	231,969
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	125	104,422
2.95%, 11/21/26 (Call 08/21/26)	260	247,933
2.95%, 06/01/29 (Call 03/01/29)	335	309,517
3.30%, 03/26/27 (Call 01/26/27)	352	339,092
3.35%, 03/26/30 (Call 12/26/29)	364	341,898
3.50%, 02/26/28 (Call 11/26/27)	405	393,004
3.65%, 06/01/49 (Call 12/01/48)	50	41,126
3.80%, 11/21/46 (Call 05/21/46)	130	109,882
3.85%, 03/26/50 (Call 09/26/49)	283	240,502
3.95%, 02/26/48 (Call 08/26/47)	62	54,218
4.85%, 03/09/33 (Call 12/09/32)	200	205,156
4.88%, 03/09/28 (Call 02/09/28)	160	163,827
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	359	342,166
4.50%, 06/20/28 (Call 03/20/28)	270	265,013
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	30	23,630
3.25%, 04/28/50 (Call 10/28/49)	115	78,374
3.85%, 06/30/26 (Call 03/30/26)	192	188,183
3.95%, 03/07/52 (Call 09/07/51)	129	99,348
Nomura Holdings Inc.
2.61%, 07/14/31	365	290,635
2.65%, 01/16/25	375	355,627
2.68%, 07/16/30	135	111,085
2.71%, 01/22/29	200	170,100
3.00%, 01/22/32	270	219,270
3.10%, 01/16/30	375	321,101
ORIX Corp.
3.25%, 12/04/24	45	43,440
5.20%, 09/13/32	100	101,745
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	10	9,553
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	50	36,592
4.65%, 04/01/30 (Call 01/01/30)	89	86,809
4.95%, 07/15/46	185	163,977
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	310	224,108
3.70%, 08/04/26 (Call 05/04/26)	305	269,403
3.95%, 12/01/27 (Call 09/01/27)	491	423,095
4.50%, 07/23/25 (Call 04/23/25)	597	554,822
4.88%, 06/13/25 (Call 05/13/25)	155	146,576
Security	Par (000)	Value

Diversified Financial Services (continued)
5.15%, 03/19/29 (Call 12/19/28)	$367	$324,769
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	283	260,748
2.05%, 04/15/30 (Call 01/15/30)	432	373,088
2.70%, 04/15/40 (Call 10/15/39)	170	130,038
2.75%, 09/15/27 (Call 06/15/27)	295	278,120
3.15%, 12/14/25 (Call 09/14/25)	752	727,222
3.65%, 09/15/47 (Call 03/15/47)	201	169,837
4.15%, 12/14/35 (Call 06/14/35)	349	336,387
4.30%, 12/14/45 (Call 06/14/45)	616	572,098
Voya Financial Inc.
3.65%, 06/15/26	180	170,345
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	120	98,258
5.70%, 07/15/43	111	105,801
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	947	906,033
6.20%, 11/17/36	232	232,817
		30,439,518
Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	925	658,313
4.70%, 05/15/32 (Call 02/15/32)	250	240,995
5.25%, 05/15/52 (Call 11/15/51)	290	272,342
5.40%, 06/01/33 (Call 03/01/33)	50	50,205
Series G, 4.15%, 05/01/49 (Call 11/01/48)	50	39,536
Series H, 3.45%, 01/15/50 (Call 07/15/49)	145	103,133
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,967	3,821,332
3.20%, 04/15/25 (Call 03/15/25)	2,242	2,145,549
3.80%, 06/01/29 (Call 03/01/29)	2,287	2,121,147
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	130	102,934
4.35%, 06/01/48 (Call 12/01/47)	239	207,493
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	37	24,559
3.20%, 09/15/49 (Call 03/15/49)	222	158,377
3.50%, 08/15/46 (Call 02/15/46)	210	159,140
3.75%, 08/15/47 (Call 02/15/47)	96	74,689
4.25%, 09/15/48 (Call 03/15/48)	80	67,362
6.35%, 10/01/36	115	126,091
Baltimore Gas and Electric Co., 5.40%, 06/01/53 (Call 12/01/52)	65	65,100
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	120	95,016
3.95%, 03/01/48 (Call 09/01/47)	139	114,076
4.50%, 04/01/44 (Call 10/01/43)	137	122,727
4.95%, 04/01/33 (Call 01/01/33)	30	30,127
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	189	164,205
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	107	71,905
Series K2, 6.95%, 03/15/33	45	51,881
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	100	100,690
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	354	301,318
3.00%, 03/01/50 (Call 09/01/49)	225	153,898
3.65%, 06/15/46 (Call 12/15/45)	271	211,461
3.70%, 08/15/28 (Call 05/15/28)	380	363,041
3.70%, 03/01/45 (Call 09/01/44)	53	41,594
4.00%, 03/01/48 (Call 09/01/47)	129	106,861
4.00%, 03/01/49 (Call 09/01/48)	202	165,539

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.35%, 11/15/45 (Call 05/15/45)	$71	$61,599
4.70%, 01/15/44 (Call 07/15/43)	10	9,199
4.90%, 02/01/33 (Call 11/01/32)	30	30,137
5.90%, 03/15/36	130	137,329
6.45%, 01/15/38	39	43,606
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	105	98,020
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	165	130,051
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	229	162,258
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	500	322,370
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	340	282,822
4.30%, 04/15/44 (Call 10/15/43)	300	259,683
5.25%, 01/15/53 (Call 07/15/52)	235	235,959
Series A, 2.05%, 07/01/31 (Call 04/01/31)	637	522,932
Series A, 3.20%, 03/15/27 (Call 12/15/26)	560	531,026
Series A, 4.15%, 06/01/45 (Call 12/01/44)	205	172,604
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	120	86,048
3.80%, 05/15/28 (Call 02/15/28)	134	128,584
3.85%, 06/15/46 (Call 12/15/45)	59	45,853
3.95%, 03/01/43 (Call 09/01/42)	69	56,245
4.45%, 03/15/44 (Call 09/15/43)	125	108,601
4.50%, 12/01/45 (Call 06/01/45)	85	73,303
4.50%, 05/15/58 (Call 11/15/57)	100	83,354
4.63%, 12/01/54 (Call 06/01/54)	39	33,264
5.70%, 06/15/40	97	96,832
Series 05-A, 5.30%, 03/01/35	132	133,342
Series 06-A, 5.85%, 03/15/36	59	61,155
Series 06-B, 6.20%, 06/15/36	85	90,934
Series 08-B, 6.75%, 04/01/38	145	164,678
Series 09-C, 5.50%, 12/01/39	80	78,320
Series 12-A, 4.20%, 03/15/42	122	103,851
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	186	145,532
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	190	173,092
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	187	150,355
Series A, 4.13%, 05/15/49 (Call 11/15/48)	165	134,416
Series C, 3.00%, 12/01/60 (Call 06/01/60)	5	3,108
Series C, 4.00%, 11/15/57 (Call 05/15/57)	64	49,725
Series C, 4.30%, 12/01/56 (Call 06/01/56)	81	64,499
Series D, 4.00%, 12/01/28 (Call 09/01/28)	199	193,042
Series E, 4.65%, 12/01/48 (Call 06/01/48)	145	127,845
Constellation Energy Generation LLC, 6.25%, 10/01/39	62	64,242
Consumers Energy Co., 2.50%, 05/01/60 (Call 11/01/59)	600	340,452
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	60	49,411
Edison International
4.13%, 03/15/28 (Call 12/15/27)	205	192,772
5.25%, 11/15/28 (Call 10/15/28)	60	59,223
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	25	22,180
6.00%, 05/15/35	112	114,125
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,175	1,133,358
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	328	215,224
4.20%, 09/01/48 (Call 03/01/48)	307	255,421
4.20%, 04/01/50 (Call 10/01/49)	300	248,136
4.95%, 01/15/45 (Call 01/15/25)	370	338,513
Eversource Energy
3.38%, 03/01/32 (Call 12/01/31)	430	377,445
3.45%, 01/15/50 (Call 07/15/49)	310	224,350
Security	Par (000)	Value

Electric (continued)
4.60%, 07/01/27 (Call 06/01/27)	$85	$83,834
4.75%, 05/15/26	70	69,376
5.13%, 05/15/33	100	98,955
5.45%, 03/01/28 (Call 02/01/28)	155	157,657
Series H, 3.15%, 01/15/25 (Call 10/15/24)	655	631,846
Series L, 2.90%, 10/01/24 (Call 08/01/24)	985	950,929
Series M, 3.30%, 01/15/28 (Call 10/15/27)	530	493,520
Series O, 4.25%, 04/01/29 (Call 01/01/29)	340	328,086
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,065	850,679
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,485	1,420,655
4.05%, 04/15/30 (Call 01/15/30)	1,245	1,167,835
4.10%, 03/15/52 (Call 09/15/51)	400	315,928
4.45%, 04/15/46 (Call 10/15/45)	236	198,957
4.70%, 04/15/50 (Call 10/15/49)	315	273,678
4.95%, 06/15/35 (Call 12/15/34)	162	156,027
5.10%, 06/15/45 (Call 12/15/44)	135	123,817
5.15%, 03/15/28 (Call 02/15/28)	70	70,583
5.30%, 03/15/33 (Call 12/15/32)	140	140,963
5.60%, 03/15/53 (Call 09/15/52)	140	138,333
5.63%, 06/15/35	215	219,369
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	171	123,289
3.70%, 12/01/47 (Call 06/01/47)	228	182,993
3.95%, 03/01/48 (Call 09/01/47)	274	228,346
3.99%, 03/01/49 (Call 09/01/48)	193	160,935
4.05%, 06/01/42 (Call 12/01/41)	92	79,152
4.05%, 10/01/44 (Call 04/01/44)	160	136,454
4.13%, 02/01/42 (Call 08/01/41)	205	178,022
4.13%, 06/01/48 (Call 12/01/47)	175	149,042
4.40%, 05/15/28 (Call 03/15/28)	80	79,414
4.45%, 05/15/26 (Call 04/15/26)	55	54,696
4.63%, 05/15/30 (Call 03/15/30)	85	84,149
4.80%, 05/15/33 (Call 02/15/33)	55	54,998
4.95%, 06/01/35	40	39,962
5.25%, 02/01/41 (Call 08/01/40)	195	195,482
5.63%, 04/01/34	240	252,190
5.65%, 02/01/37	117	123,092
5.69%, 03/01/40	110	116,274
5.95%, 02/01/38	180	194,924
5.96%, 04/01/39	55	59,293
Iberdrola International BV
5.81%, 03/15/25	1,030	1,041,876
6.75%, 07/15/36	659	753,362
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	680	644,994
3.35%, 11/15/27 (Call 08/15/27)	494	463,248
5.30%, 07/01/43 (Call 01/01/43)	344	324,045
National Grid USA, 5.80%, 04/01/35	805	819,418
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	184	156,634
4.02%, 11/01/32 (Call 05/01/32)	40	37,018
4.30%, 03/15/49 (Call 09/15/48)	47	39,534
4.40%, 11/01/48 (Call 05/01/48)	85	71,549
Series C, 8.00%, 03/01/32	80	94,910
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,194	990,686
2.75%, 11/01/29 (Call 08/01/29)	677	594,264
3.50%, 04/01/29 (Call 01/01/29)	410	378,110
3.55%, 05/01/27 (Call 02/01/27)	869	823,508

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	$55	$46,168
4.26%, 09/01/24	100	98,503
4.63%, 07/15/27 (Call 06/15/27)	475	471,556
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)	275	239,145
4.90%, 02/28/28 (Call 01/28/28)	150	149,512
5.00%, 02/28/30 (Call 12/28/29)	150	149,190
5.00%, 07/15/32 (Call 04/15/32)	300	296,814
5.05%, 02/28/33 (Call 11/28/32)	150	148,548
5.25%, 02/28/53 (Call 08/28/52)	150	141,906
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	394	318,793
3.10%, 06/01/51 (Call 12/01/50)	205	141,466
3.20%, 05/15/27 (Call 02/15/27)	635	602,856
3.25%, 05/15/29 (Call 02/15/29)	30	27,907
3.95%, 04/01/30 (Call 01/01/30)	315	299,637
4.40%, 03/01/44 (Call 09/01/43)	304	269,526
5.50%, 03/15/40	210	212,379
Ohio Edison Co., 6.88%, 07/15/36	165	184,727
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	170	136,940
4.15%, 04/01/48 (Call 10/01/47)	160	131,874
5.00%, 06/01/33	30	29,628
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	345	273,409
Series R, 2.90%, 10/01/51 (Call 04/01/51)	385	253,453
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	90	58,418
3.10%, 09/15/49 (Call 03/15/49)	145	102,515
3.75%, 04/01/45 (Call 10/01/44)	159	129,443
3.80%, 09/30/47 (Call 03/30/47)	78	61,615
3.80%, 06/01/49 (Call 12/01/48)	125	100,502
4.10%, 11/15/48 (Call 05/15/48)	160	135,224
4.55%, 12/01/41 (Call 06/01/41)	40	36,919
4.60%, 06/01/52 (Call 12/01/51)	75	67,770
5.25%, 09/30/40	100	99,221
5.30%, 06/01/42 (Call 12/01/41)	50	50,630
7.00%, 05/01/32	41	46,992
7.25%, 01/15/33	47	55,282
7.50%, 09/01/38	35	43,087
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	80	49,872
4.20%, 06/01/41 (Call 12/01/40)	90	66,946
4.30%, 03/15/45 (Call 09/15/44)	30	21,397
4.50%, 07/01/40 (Call 01/01/40)	145	112,487
4.55%, 07/01/30 (Call 01/01/30)	95	86,572
4.95%, 07/01/50 (Call 01/01/50)	640	498,368
5.25%, 03/01/52 (Call 09/01/51)	130	104,568
5.90%, 06/15/32 (Call 03/15/32)	160	156,491
6.70%, 04/01/53 (Call 10/01/52)	70	68,251
6.75%, 01/15/53 (Call 07/15/52)	310	304,101
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	124	81,377
3.00%, 09/15/49 (Call 03/15/49)	110	75,733
3.70%, 09/15/47 (Call 03/15/47)	336	263,562
3.90%, 03/01/48 (Call 09/01/47)	194	158,973
4.15%, 10/01/44 (Call 04/01/44)	277	234,339
4.38%, 08/15/52 (Call 02/15/52)	100	87,860
4.60%, 05/15/52 (Call 11/15/51)	100	90,730
Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$245	$211,896
6.50%, 11/15/37	15	16,854
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	85	59,745
3.95%, 06/01/47 (Call 12/01/46)	39	32,413
4.15%, 10/01/45 (Call 04/01/45)	15	12,790
4.15%, 06/15/48 (Call 12/15/47)	85	73,379
5.00%, 05/15/33 (Call 02/15/33)	100	100,730
5.25%, 05/15/53 (Call 11/15/52)	700	703,563
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	460	355,911
5.15%, 01/15/53 (Call 07/15/52)	265	263,561
Series V, 2.20%, 06/15/31 (Call 03/15/31)	160	133,571
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	310	269,306
2.70%, 05/01/50 (Call 11/01/49)	72	47,628
3.15%, 01/01/50 (Call 07/01/49)	145	103,939
3.20%, 05/15/29 (Call 02/15/29)	275	252,750
3.20%, 08/01/49 (Call 02/01/49)	225	164,365
3.60%, 12/01/47 (Call 06/01/47)	65	50,456
3.65%, 09/01/28 (Call 06/01/28)	330	312,906
3.65%, 09/01/42 (Call 03/01/42)	75	60,589
3.70%, 05/01/28 (Call 02/01/28)	212	203,528
3.80%, 01/01/43 (Call 07/01/42)	15	12,428
3.80%, 03/01/46 (Call 09/01/45)	370	296,085
3.85%, 05/01/49 (Call 11/01/48)	140	113,991
3.95%, 05/01/42 (Call 11/01/41)	25	21,007
4.05%, 05/01/48 (Call 11/01/47)	50	42,109
4.65%, 03/15/33 (Call 12/15/32)	70	69,216
4.90%, 12/15/32 (Call 09/15/32)	100	101,137
5.13%, 03/15/53 (Call 09/15/52)	400	396,360
5.50%, 03/01/40	70	71,586
5.80%, 05/01/37	90	95,719
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,057	835,284
2.45%, 11/15/31 (Call 08/15/31)	630	511,944
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	200	166,852
4.50%, 08/15/40	72	66,161
6.00%, 06/01/39	55	57,869
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	139	108,717
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	244	199,160
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	97	69,623
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	500	404,020
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	15	10,133
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	307	286,815
3.40%, 02/01/28 (Call 11/01/27)	553	515,208
3.80%, 02/01/38 (Call 08/01/37)	319	266,116
4.00%, 02/01/48 (Call 08/01/47)	329	255,893
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	230	185,976
6.00%, 10/15/39	149	151,214
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	150	126,148
2.85%, 08/01/29 (Call 05/01/29)	87	77,071
3.65%, 02/01/50 (Call 08/01/49)	248	184,596
4.00%, 04/01/47 (Call 10/01/46)	192	151,171
4.05%, 03/15/42 (Call 09/15/41)	119	95,744

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 09/01/40 (Call 03/01/40)	$30	$25,892
4.65%, 10/01/43 (Call 04/01/43)	121	105,799
4.90%, 06/01/26 (Call 05/01/26)	65	64,551
5.50%, 03/15/40	59	57,339
5.63%, 02/01/36	102	102,705
5.88%, 12/01/53 (Call 06/01/53)	100	101,722
6.00%, 01/15/34	200	209,988
6.05%, 03/15/39	106	109,977
6.65%, 04/01/29	180	187,884
Series 04-G, 5.75%, 04/01/35	35	36,121
Series 05-E, 5.35%, 07/15/35	75	73,427
Series 06-E, 5.55%, 01/15/37	10	10,014
Series 08-A, 5.95%, 02/01/38	37	38,244
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	15,869
Series A, 4.20%, 03/01/29 (Call 12/01/28)	122	117,274
Series B, 4.88%, 03/01/49 (Call 09/01/48)	109	97,232
Series C, 3.60%, 02/01/45 (Call 08/01/44)	139	101,399
Series C, 4.13%, 03/01/48 (Call 09/01/47)	161	129,560
Southern California Gas Co., 5.20%, 06/01/33	100	99,649
		58,303,012
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	225	180,441
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	74	48,334
2.80%, 12/21/51 (Call 06/21/51)	10	6,560
5.25%, 11/15/39	50	50,936
		286,271
Electronics — 0.4%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	412	363,837
3.05%, 09/22/26 (Call 06/22/26)	270	252,723
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	630	562,735
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	281	270,791
3.55%, 10/01/27 (Call 07/01/27)	155	145,472
5.41%, 07/01/32 (Call 04/01/32)	190	188,155
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	71	69,878
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	140	111,612
4.63%, 04/15/26 (Call 01/15/26)	587	569,936
5.50%, 06/01/32 (Call 03/01/32)	35	33,083
6.25%, 03/15/28 (Call 02/15/28)	80	80,790
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	160	156,595
4.88%, 06/15/29 (Call 03/15/29)	555	535,925
4.88%, 05/12/30 (Call 02/12/30)	525	505,738
6.00%, 01/15/28 (Call 12/15/27)	100	101,774
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	398	377,368
4.30%, 06/15/46 (Call 12/15/45)	60	47,581
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)	460	388,038
2.50%, 11/01/26 (Call 08/01/26)	801	755,527
2.70%, 08/15/29 (Call 05/15/29)	365	330,296
3.81%, 11/21/47 (Call 05/21/47)	202	170,464
4.25%, 01/15/29 (Call 12/15/28)	80	79,062
4.50%, 01/15/34 (Call 10/15/33)	80	78,818
4.95%, 02/15/28 (Call 01/15/28)	100	102,460
5.00%, 02/15/33 (Call 11/15/32)	100	102,901
Security	Par (000)	Value

Electronics (continued)
5.38%, 03/01/41	$30	$31,023
5.70%, 03/15/36	45	48,550
5.70%, 03/15/37	87	93,610
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	96	89,753
3.35%, 03/01/26 (Call 12/01/25)	125	119,746
3.50%, 02/15/28 (Call 11/15/27)	65	60,892
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	127	118,875
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	813	716,212
4.55%, 10/30/24 (Call 07/30/24)	938	923,864
4.60%, 04/06/27 (Call 01/06/27)	588	583,931
Legrand France SA, 8.50%, 02/15/25	415	438,493
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	501	494,086
4.90%, 06/15/28 (Call 03/15/28)	539	531,993
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	235	220,237
3.70%, 02/15/26 (Call 11/15/25)	115	112,175
4.50%, 02/13/26	50	49,716
7.13%, 10/01/37	135	156,635
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	255	213,693
2.95%, 04/01/31 (Call 01/01/31)	55	43,368
		11,428,411
Entertainment — 0.1%
Warnermedia Holdings Inc.
4.28%, 03/15/32 (Call 12/15/31)	165	144,225
5.05%, 03/15/42 (Call 09/15/41)	535	432,868
5.14%, 03/15/52	800	624,768
5.39%, 03/15/62	155	120,666
		1,322,527
Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	75	52,461
4.88%, 04/01/29 (Call 03/01/29)	30	30,103
6.20%, 03/01/40	38	40,975
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	57	38,521
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	5	4,308
4.15%, 07/15/49 (Call 01/15/49)	42	36,695
4.63%, 02/15/30 (Call 12/15/29)	100	99,651
4.63%, 02/15/33 (Call 11/15/32)	100	98,847
		401,561
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	135	146,718
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	273	232,096
3.13%, 04/24/50 (Call 10/24/49)	51	34,926
3.30%, 03/19/25 (Call 12/19/24)	230	222,093
3.95%, 03/15/25 (Call 01/15/25)	650	635,797
4.15%, 03/15/28 (Call 12/15/27)	473	459,382
4.80%, 03/15/48 (Call 09/15/47)	241	215,905
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	357	354,237
4.85%, 11/01/28 (Call 08/01/28)	204	201,089
5.30%, 11/01/38 (Call 05/01/38)	165	157,727
5.40%, 11/01/48 (Call 05/01/48)	176	163,710
7.00%, 10/01/28	55	59,344

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
8.25%, 09/15/30	$345	$400,262
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	360	296,618
2.88%, 04/15/30 (Call 01/15/30)	421	375,743
3.00%, 02/01/51 (Call 08/01/50)	100	69,585
3.20%, 02/10/27 (Call 11/10/26)	343	327,177
4.00%, 04/17/25 (Call 02/17/25)	818	803,677
4.15%, 02/15/43 (Call 08/15/42)	150	129,921
4.20%, 04/17/28 (Call 01/17/28)	593	581,638
4.70%, 04/17/48 (Call 10/17/47)	50	46,209
4.95%, 03/29/33 (Call 12/29/32)	150	149,864
5.24%, 11/18/25 (Call 11/18/23)	85	85,018
5.40%, 06/15/40	155	155,264
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	20	14,702
3.38%, 08/15/46 (Call 02/15/46)	90	68,810
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	30	20,974
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	140	121,327
3.20%, 10/01/26 (Call 07/01/26)	290	273,247
3.90%, 06/01/50 (Call 12/01/49)	174	127,803
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	43	31,103
4.25%, 03/15/35	162	148,168
4.38%, 03/15/45	40	34,503
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	575	479,487
3.25%, 04/01/26	1,287	1,230,153
3.40%, 11/15/27 (Call 08/15/27)	733	692,597
4.30%, 05/15/28 (Call 02/15/28)	384	375,414
4.50%, 04/01/46(b)	359	317,105
5.25%, 03/01/33 (Call 12/01/32)	300	303,555
Series B, 7.45%, 04/01/31	769	878,921
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	141	143,535
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	165	138,773
4.88%, 10/01/49 (Call 04/01/49)	270	243,346
5.20%, 07/15/45 (Call 01/15/45)	325	307,028
5.50%, 06/01/50 (Call 12/01/49)	310	305,359
6.50%, 02/09/40	110	117,414
6.88%, 01/26/39	165	184,952
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	244	228,235
3.50%, 02/01/26 (Call 11/01/25)	385	371,798
3.70%, 08/01/27 (Call 05/01/27)	189	182,234
3.88%, 10/15/46 (Call 04/15/46)	103	78,842
3.95%, 01/15/50 (Call 07/15/49)	80	63,327
4.45%, 02/01/47 (Call 08/01/46)	145	124,633
4.50%, 01/15/29 (Call 10/15/28)	100	98,208
4.65%, 01/15/48 (Call 07/15/47)	115	100,101
5.00%, 04/15/42 (Call 10/15/41)	70	63,890
5.15%, 08/01/43 (Call 02/01/43)	125	115,126
5.40%, 07/15/40 (Call 01/15/40)	47	45,277
5.40%, 01/15/49 (Call 07/15/48)	153	148,526
6.90%, 04/15/38	37	41,514
7.50%, 04/01/31	155	178,279
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	200	159,236
3.40%, 08/15/27 (Call 05/15/27)	415	390,664
4.20%, 08/15/47 (Call 02/15/47)	224	184,549
Security	Par (000)	Value

Food (continued)
4.95%, 04/15/33	$50	$48,902
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	85	54,466
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	155	132,663
3.25%, 07/15/27 (Call 04/15/27)	59	55,622
3.30%, 07/15/26 (Call 04/15/26)	155	147,997
3.30%, 02/15/50 (Call 08/15/49)	53	37,036
4.45%, 03/15/48 (Call 09/15/47)	97	82,090
4.50%, 04/01/46 (Call 10/01/45)	99	83,752
4.85%, 10/01/45 (Call 04/01/45)	30	26,534
5.38%, 09/21/35	57	57,372
5.95%, 04/01/30 (Call 01/01/30)	115	121,042
6.60%, 04/01/40 (Call 10/01/39)	80	86,482
6.60%, 04/01/50 (Call 10/01/49)	140	155,792
Tyson Foods Inc.
5.10%, 09/28/48 (Call 03/28/48)	179	161,916
5.15%, 08/15/44 (Call 02/15/44)	97	86,837
		16,775,218
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27
(Call 08/02/27)	122	112,723
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	140	116,378
4.40%, 08/15/47 (Call 02/15/47)	236	197,150
4.80%, 06/15/44 (Call 12/15/43)	296	261,170
5.15%, 05/15/46 (Call 11/15/45)	25	22,955
6.00%, 11/15/41 (Call 05/15/41)	150	151,906
7.30%, 11/15/39	10	11,259
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	40	37,304
6.00%, 01/15/29 (Call 10/15/28)	50	49,468
		960,313
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	60	40,378
3.38%, 09/15/49 (Call 03/15/49)	132	96,846
4.13%, 10/15/44 (Call 04/15/44)	134	112,548
4.13%, 03/15/49 (Call 09/15/48)	95	79,211
4.15%, 01/15/43 (Call 07/15/42)	20	17,114
4.30%, 10/01/48 (Call 04/01/48)	105	90,619
5.50%, 06/15/41 (Call 12/15/40)	15	14,913
5.75%, 10/15/52 (Call 04/15/52)	10	10,479
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	122	97,634
3.95%, 09/15/27 (Call 06/15/27)	50	46,782
4.75%, 09/01/28 (Call 06/01/28)	145	138,791
5.50%, 10/01/26	60	59,162
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	195	167,201
4.66%, 02/01/44 (Call 08/01/43)	90	80,798
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	180	122,038
5.05%, 05/15/52 (Call 11/15/51)	217	197,264
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	50	47,211
3.75%, 09/15/42 (Call 03/15/42)	140	110,368
5.13%, 11/15/40	20	19,385
5.75%, 06/01/53 (Call 12/01/52)	100	101,559
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	125,048

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	$130	$108,152
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	252	196,086
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	65	60,830
3.80%, 09/29/46 (Call 03/29/46)	105	76,664
4.15%, 06/01/49 (Call 12/01/48)	161	123,780
5.45%, 03/23/28 (Call 02/23/28)	35	35,140
5.80%, 12/01/27 (Call 11/01/27)	100	102,301
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	144	107,228
Series K, 3.80%, 09/15/46 (Call 03/15/46)	125	96,434
		2,681,964
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	21	20,261
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	62	45,514
3.25%, 03/01/27 (Call 12/01/26)	45	42,886
4.10%, 03/01/48 (Call 09/01/47)	52	45,127
Stanley Black & Decker Inc.
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	2	1,494
4.85%, 11/15/48 (Call 05/15/48)	50	41,673
		196,955
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	161	161,961
4.75%, 04/15/43 (Call 10/15/42)	62	60,522
4.90%, 11/30/46 (Call 05/30/46)	320	318,947
5.30%, 05/27/40	140	145,258
6.00%, 04/01/39	175	195,183
6.15%, 11/30/37	125	140,436
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	197	126,141
3.50%, 08/15/46 (Call 02/15/46)	298	205,694
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	66	60,427
4.70%, 03/01/49 (Call 09/01/48)	64	59,016
6.50%, 11/15/35	2	2,236
7.38%, 01/15/40	115	136,985
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	290	189,683
2.80%, 12/10/51 (Call 06/10/51)	490	329,025
4.38%, 09/15/45 (Call 03/15/45)	86	77,653
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	295	257,603
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	160	129,792
3.40%, 11/15/49 (Call 05/15/49)	177	135,647
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	309	304,090
Medtronic Inc., 4.63%, 03/15/45	198	190,028
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	30	24,050
3.30%, 09/15/29 (Call 06/15/29)	238	212,915
3.63%, 03/15/51 (Call 09/15/50)	100	71,518
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	110	88,532
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	260	217,043
3.75%, 03/15/51 (Call 09/15/50)	410	297,943
Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	$105	$71,839
4.38%, 05/15/44 (Call 11/15/43)	24	21,067
4.63%, 03/15/46 (Call 09/15/45)	104	94,911
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	38	33,627
5.30%, 02/01/44 (Call 08/01/43)	173	176,711
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	185	154,577
4.45%, 08/15/45 (Call 02/15/45)	139	117,283
5.75%, 11/30/39	35	34,827
		4,843,170
Health Care - Services — 0.6%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	285	217,424
4.13%, 11/15/42 (Call 05/15/42)	185	151,243
4.50%, 05/15/42 (Call 11/15/41)	95	81,944
4.75%, 03/15/44 (Call 09/15/43)	154	135,788
6.63%, 06/15/36	181	199,008
6.75%, 12/15/37	114	123,986
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	80	75,185
4.55%, 05/15/52 (Call 11/15/51)	90	79,112
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	245	196,054
2.63%, 08/01/31 (Call 05/01/31)	605	484,151
3.00%, 10/15/30 (Call 07/15/30)	15	12,547
3.38%, 02/15/30 (Call 02/15/25)	20	17,242
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	90	76,262
2.88%, 09/15/29 (Call 06/15/29)	116	103,952
3.13%, 05/15/50 (Call 11/15/49)	108	74,588
3.60%, 03/15/51 (Call 09/15/50)	145	109,172
3.70%, 09/15/49 (Call 03/15/49)	195	148,920
4.38%, 12/01/47 (Call 06/01/47)	126	108,299
4.55%, 03/01/48 (Call 09/01/47)	257	225,723
4.63%, 05/15/42	187	167,285
4.65%, 01/15/43	245	221,495
4.65%, 08/15/44 (Call 02/15/44)	42	37,487
4.75%, 02/15/33 (Call 11/15/32)	120	117,569
5.10%, 01/15/44	156	147,030
5.13%, 02/15/53 (Call 08/15/52)	200	191,704
5.35%, 10/15/25 (Call 09/15/25)	40	40,272
5.50%, 10/15/32 (Call 07/15/32)	245	253,572
5.85%, 01/15/36	60	62,428
5.95%, 12/15/34	55	57,866
6.10%, 10/15/52 (Call 04/15/52)	35	37,710
6.38%, 06/15/37	44	47,760
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(e)	80	74,054
3.50%, 09/01/30 (Call 03/01/30)	140	123,564
3.50%, 07/15/51 (Call 01/15/51)	219	147,680
3.63%, 03/15/32 (Call 12/15/31)(e)	317	275,784
4.13%, 06/15/29 (Call 03/15/29)	143	132,907
4.50%, 02/15/27 (Call 08/15/26)	544	530,471
4.63%, 03/15/52 (Call 09/15/51)(e)	222	178,390
5.13%, 06/15/39 (Call 12/15/38)	179	163,291
5.20%, 06/01/28	100	99,424
5.25%, 04/15/25	471	467,420
5.25%, 06/15/26 (Call 12/15/25)	516	512,274

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.25%, 06/15/49 (Call 12/15/48)	$279	$245,874
5.50%, 06/01/33 (Call 03/01/33)	200	199,656
5.50%, 06/15/47 (Call 12/15/46)	429	393,204
5.88%, 02/01/29 (Call 08/01/28)	260	264,267
5.90%, 06/01/53 (Call 12/01/52)	115	110,644
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	65	58,125
3.95%, 08/15/49 (Call 02/15/49)	86	68,307
4.63%, 12/01/42 (Call 06/01/42)	222	196,319
4.80%, 03/15/47 (Call 09/15/46)	155	136,967
4.88%, 04/01/30 (Call 01/01/30)	99	97,544
4.95%, 10/01/44 (Call 04/01/44)	205	185,482
5.75%, 03/01/28 (Call 02/01/28)	60	62,198
5.88%, 03/01/33 (Call 12/01/32)	100	105,035
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	155	131,962
2.95%, 12/01/29 (Call 09/01/29)	492	438,839
4.70%, 02/01/45 (Call 08/01/44)	229	199,823
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	30	23,428
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	405	348,936
2.95%, 06/30/30 (Call 03/30/30)	426	376,307
3.45%, 06/01/26 (Call 03/01/26)	875	840,262
3.50%, 03/30/25 (Call 12/30/24)	479	463,619
4.20%, 06/30/29 (Call 03/30/29)	226	220,226
4.70%, 03/30/45 (Call 09/30/44)	190	166,839
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	110	76,098
3.13%, 05/15/60 (Call 11/15/59)	147	99,848
3.25%, 05/15/51 (Call 11/15/50)	170	124,095
3.50%, 08/15/39 (Call 02/15/39)	40	33,288
3.70%, 08/15/49 (Call 02/15/49)	176	139,668
3.75%, 10/15/47 (Call 04/15/47)	140	112,286
3.85%, 06/15/28	5	4,853
3.88%, 12/15/28	100	96,903
3.88%, 08/15/59 (Call 02/15/59)	118	93,101
3.95%, 10/15/42 (Call 04/15/42)	155	131,493
4.20%, 01/15/47 (Call 07/15/46)	184	160,014
4.25%, 01/15/29 (Call 12/15/28)	300	295,644
4.25%, 03/15/43 (Call 09/15/42)	90	80,616
4.25%, 04/15/47 (Call 10/15/46)	162	141,382
4.25%, 06/15/48 (Call 12/15/47)	125	109,074
4.38%, 03/15/42 (Call 09/15/41)	115	104,206
4.45%, 12/15/48 (Call 06/15/48)	229	206,334
4.50%, 04/15/33 (Call 01/15/33)	300	294,609
4.63%, 07/15/35	216	211,866
4.63%, 11/15/41 (Call 05/15/41)	96	89,793
4.75%, 07/15/45	347	326,333
4.75%, 05/15/52 (Call 11/15/51)	190	177,639
4.95%, 05/15/62 (Call 11/15/61)	180	169,866
5.05%, 04/15/53 (Call 10/15/52)	300	294,399
5.20%, 04/15/63 (Call 10/15/62)	200	195,822
5.35%, 02/15/33 (Call 11/15/32)	310	323,531
5.70%, 10/15/40 (Call 04/15/40)	129	135,854
5.80%, 03/15/36	110	117,766
5.88%, 02/15/53 (Call 08/15/52)	200	218,814
5.95%, 02/15/41 (Call 08/15/40)	105	112,840
6.05%, 02/15/63 (Call 08/15/62)	90	99,732
6.50%, 06/15/37	259	290,572
Security	Par (000)	Value

Health Care - Services (continued)
6.63%, 11/15/37	$200	$229,584
6.88%, 02/15/38	185	219,193
		17,559,016
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	75	44,089
6.00%, 01/15/43 (Call 10/15/42)	130	114,125
Toll Brothers Finance Corp., 4.35%, 02/15/28
(Call 11/15/27)	20	18,858
		177,072
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	112	104,339
3.50%, 11/15/51 (Call 05/15/51)	100	71,535
3.80%, 11/15/24 (Call 08/15/24)	25	24,321
4.40%, 03/15/29 (Call 12/15/28)	165	158,768
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	67	53,583
4.60%, 05/15/50 (Call 11/15/49)(b)	73	59,145
4.75%, 02/26/29 (Call 11/26/28)	77	75,890
		547,581
Household Products & Wares — 0.1%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	250	196,395
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	10	8,124
5.00%, 06/15/52 (Call 12/15/51)	55	52,945
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	290	238,418
3.10%, 10/01/27 (Call 07/01/27)	811	759,193
3.90%, 05/15/28 (Call 02/15/28)	269	259,297
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	83,257
2.75%, 02/15/26	234	223,706
2.88%, 02/07/50 (Call 08/07/49)(b)	135	96,293
3.05%, 08/15/25	110	106,636
3.10%, 03/26/30 (Call 12/26/29)	573	525,802
3.20%, 04/25/29 (Call 01/25/29)	305	286,459
3.20%, 07/30/46 (Call 01/30/46)	225	168,822
3.90%, 05/04/47 (Call 11/04/46)	120	101,483
3.95%, 11/01/28 (Call 08/01/28)	210	205,420
4.50%, 02/16/33 (Call 11/16/32)	100	100,075
5.30%, 03/01/41	130	134,572
6.63%, 08/01/37	150	178,753
		3,725,650
Insurance — 0.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	62	74,089
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	255	243,548
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	119	109,817
4.00%, 10/15/46 (Call 04/15/46)	25	19,651
4.75%, 01/15/49 (Call 07/15/48)	47	42,384
Allstate Corp. (The)
5.25%, 03/30/33 (Call 12/30/32)	100	99,906
5.35%, 06/01/33	38	38,220
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	30,142
5.25%, 04/02/30 (Call 01/02/30)	65	64,212

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	$15	$14,597
4.50%, 07/16/44 (Call 01/16/44)	150	126,885
4.75%, 04/01/48 (Call 10/01/47)	151	131,822
4.80%, 07/10/45 (Call 01/10/45)	160	140,694
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)	80	76,924
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	10	9,402
4.50%, 12/15/28 (Call 09/15/28)	59	57,953
6.25%, 09/30/40	50	52,788
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	55	47,886
4.75%, 05/15/45 (Call 11/15/44)	92	82,232
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	91	80,601
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	95	68,735
7.35%, 05/01/34	42	48,266
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	60	54,576
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	69	60,204
4.90%, 03/27/28 (Call 12/27/27)	104	100,463
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	81	81,350
AXA SA, 8.60%, 12/15/30	780	937,037
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	35	32,349
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	50	39,814
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52 (Call 09/15/51)	115	93,785
4.20%, 08/15/48 (Call 02/15/48)	237	211,949
4.25%, 01/15/49 (Call 07/15/48)	219	196,754
4.30%, 05/15/43	37	33,580
Brighthouse Financial Inc., 4.70%, 06/22/47
(Call 12/22/46)	43	31,479
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,581
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	10	6,581
4.35%, 11/03/45 (Call 05/03/45)	50	44,677
6.70%, 05/15/36	25	28,423
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)	181	171,155
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	16	15,041
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	405	385,179
5.00%, 04/20/48 (Call 10/20/47)	412	347,732
7.00%, 04/01/28	20	21,310
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	35	31,332
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	190	167,312
4.60%, 11/15/24	80	78,228
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	139	103,786
4.30%, 04/15/43	60	48,602
4.40%, 03/15/48 (Call 09/15/47)	51	42,267
5.95%, 10/15/36	63	64,910
6.10%, 10/01/41	147	148,655
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	41,184
4.35%, 03/01/48 (Call 09/01/47)	124	87,489

Security	Par (000)	Value

Insurance (continued)
6.30%, 10/09/37	$52	$51,498
7.00%, 06/15/40	165	168,767
Loews Corp., 6.00%, 02/01/35	30	31,314
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	185	173,959
4.15%, 03/04/26	566	551,267
5.38%, 03/04/46	185	181,233
Markel Group Inc.
4.15%, 09/17/50 (Call 03/17/50)	75	58,228
5.00%, 05/20/49 (Call 11/20/48)	70	62,485
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	165	160,913
3.75%, 03/14/26 (Call 12/14/25)	199	193,985
4.20%, 03/01/48 (Call 09/01/47)	110	92,045
4.35%, 01/30/47 (Call 07/30/46)	192	161,848
4.38%, 03/15/29 (Call 12/15/28)	77	75,217
4.75%, 03/15/39 (Call 09/15/38)	110	102,277
4.90%, 03/15/49 (Call 09/15/48)	422	386,670
5.45%, 03/15/53 (Call 09/15/52)	35	34,941
5.88%, 08/01/33	65	69,612
MetLife Inc.
4.05%, 03/01/45	188	154,269
4.13%, 08/13/42	170	140,561
4.55%, 03/23/30 (Call 12/23/29)	116	114,283
4.60%, 05/13/46 (Call 11/13/45)	55	48,090
4.72%, 12/15/44	127	111,669
4.88%, 11/13/43	82	74,165
5.70%, 06/15/35	85	87,810
5.88%, 02/06/41	15	15,291
6.38%, 06/15/34	105	115,585
6.40%, 12/15/66 (Call 12/15/31)	192	189,963
6.50%, 12/15/32	30	33,122
10.75%, 08/01/69 (Call 08/01/34)	40	52,027
Munich Re America Corp., Series B, 7.45%, 12/15/26	75	80,794
Nationwide Financial Services Inc., 6.75%, 05/15/87	5	4,758
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	318	297,241
3.70%, 05/15/29 (Call 02/15/29)	97	90,181
4.30%, 11/15/46 (Call 05/15/46)	84	66,991
4.35%, 05/15/43	106	85,804
4.63%, 09/15/42	29	24,747
6.05%, 10/15/36	64	66,276
Progressive Corp. (The)
2.45%, 01/15/27	96	88,991
3.20%, 03/26/30 (Call 12/26/29)	170	154,012
3.70%, 01/26/45	39	30,756
3.95%, 03/26/50 (Call 09/26/49)	70	57,282
4.00%, 03/01/29 (Call 12/01/28)	54	52,172
4.13%, 04/15/47 (Call 10/15/46)	91	76,391
4.20%, 03/15/48 (Call 09/15/47)	128	109,393
4.35%, 04/25/44	85	73,607
4.95%, 06/15/33 (Call 03/15/33)	80	79,982
6.25%, 12/01/32	95	105,102
6.63%, 03/01/29	69	75,888
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	194	178,082
2.10%, 03/10/30 (Call 12/10/29)	50	42,472
3.00%, 03/10/40 (Call 09/10/39)	30	22,173

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	$60	$50,837
3.70%, 03/13/51 (Call 09/13/50)	365	274,327
3.88%, 03/27/28 (Call 12/27/27)	64	61,830
3.91%, 12/07/47 (Call 06/07/47)	144	111,776
3.94%, 12/07/49 (Call 06/07/49)	205	160,527
4.35%, 02/25/50 (Call 08/25/49)	230	193,172
4.42%, 03/27/48 (Call 09/27/47)	118	98,526
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)	175	162,845
4.60%, 05/15/44	182	158,786
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	20	17,952
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)	288	274,709
5.70%, 12/14/36	265	278,436
5.75%, 07/15/33	115	121,465
6.63%, 12/01/37	45	50,085
6.63%, 06/21/40	182	199,410
Prudential Funding Asia PLC
3.13%, 04/14/30	75	66,747
3.63%, 03/24/32 (Call 12/24/31)	215	193,584
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	40	36,558
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,455
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	45	28,428
3.75%, 05/15/46 (Call 11/15/45)	143	113,360
4.00%, 05/30/47 (Call 11/30/46)	192	160,771
4.05%, 03/07/48 (Call 09/07/47)	30	25,001
4.10%, 03/04/49 (Call 09/04/48)	170	143,473
4.30%, 08/25/45 (Call 02/25/45)	130	112,772
4.60%, 08/01/43	87	78,788
5.35%, 11/01/40	120	123,161
6.25%, 06/15/37	232	257,891
6.75%, 06/20/36	149	170,848
Travelers Cos. Inc. (The), 5.45%, 05/25/53	80	81,994
Travelers Property Casualty Corp., 6.38%, 03/15/33	135	151,091
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	25,731
5.75%, 08/15/42	100	91,439
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	103	73,561
4.50%, 09/15/28 (Call 06/15/28)	59	56,250
5.05%, 09/15/48 (Call 03/15/48)	153	129,869
5.35%, 05/15/33	80	78,662
XL Group Ltd., 5.25%, 12/15/43	419	416,235
		15,777,079
Internet — 0.1%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	15	9,286
4.00%, 12/06/37 (Call 06/06/37)	155	131,423
4.20%, 12/06/47 (Call 06/06/47)	75	59,237
4.40%, 12/06/57 (Call 06/06/57)	105	82,525
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)	119	70,706
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	290	189,074
2.70%, 06/03/60 (Call 12/03/59)	304	192,979
3.10%, 05/12/51 (Call 11/12/50)	330	241,576
3.25%, 05/12/61 (Call 11/12/60)	200	141,778

Security	Par (000)	Value

Internet (continued)
3.95%, 04/13/52 (Call 10/13/51)	$100	$85,538
4.05%, 08/22/47 (Call 02/22/47)	362	320,381
4.10%, 04/13/62 (Call 10/13/61)	325	275,028
4.25%, 08/22/57 (Call 02/22/57)	326	289,332
4.65%, 12/01/29 (Call 10/01/29)	200	202,326
4.70%, 12/01/32 (Call 09/01/32)	200	202,762
4.95%, 12/05/44 (Call 06/05/44)	164	165,894
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	94	89,556
3.60%, 06/01/26 (Call 03/01/26)	107	103,578
4.63%, 04/13/30 (Call 01/13/30)	125	124,209
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	221	209,022
3.60%, 06/05/27 (Call 03/05/27)	219	208,571
3.65%, 05/10/51 (Call 11/10/50)	80	57,231
4.00%, 07/15/42 (Call 01/15/42)	202	160,006
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	156,118
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	5	4,225
4.65%, 08/15/62 (Call 02/15/62)	15	12,742
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	125	104,289
		3,889,392
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	55	56,775
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	120	101,242
5.20%, 08/01/43 (Call 02/01/43)	42	41,029
6.40%, 12/01/37	75	83,833
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	390	373,125
3.25%, 10/15/50 (Call 04/15/50)	50	32,705
3.45%, 04/15/30 (Call 01/15/30)	305	271,441
		960,150
Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	275	262,042
4.63%, 07/28/45 (Call 01/28/45)(b)	125	94,753
		356,795
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	95	83,625
3.70%, 01/15/31 (Call 10/15/30)	122	104,085
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	125	122,026
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	150	143,793
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	100	86,172
		539,701
Machinery — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	150	147,290
Caterpillar Financial Services Corp.
2.40%, 08/09/26	270	252,706
4.35%, 05/15/26	200	198,980
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)(b)	161	146,069
3.25%, 09/19/49 (Call 03/19/49)	186	144,102
3.25%, 04/09/50 (Call 10/09/49)	137	106,201
4.30%, 05/15/44 (Call 11/15/43)	35	32,520
4.75%, 05/15/64 (Call 11/15/63)	82	77,142
5.20%, 05/27/41	62	64,250

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.30%, 09/15/35	$24	$25,093
6.05%, 08/15/36	76	84,190
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	800	710,112
1.88%, 01/15/26 (Call 12/15/25)	150	137,450
3.95%, 05/23/25	700	681,576
4.55%, 04/10/28 (Call 03/10/28)	120	116,815
5.45%, 10/14/25	100	100,396
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	862	814,814
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	100	91,567
3.75%, 04/15/50 (Call 10/15/49)(b)	90	78,373
5.38%, 10/16/29	65	68,133
7.13%, 03/03/31	5	5,827
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	30	29,557
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	80	69,586
John Deere Capital Corp.
1.75%, 03/09/27	114	103,328
2.25%, 09/14/26	60	55,771
2.45%, 01/09/30	72	63,243
2.65%, 06/10/26	140	132,545
2.80%, 09/08/27	123	115,129
2.80%, 07/18/29	90	81,894
3.05%, 01/06/28	119	112,605
3.35%, 04/18/29	50	47,066
3.45%, 03/07/29	50	47,631
4.05%, 09/08/25	45	44,401
4.15%, 09/15/27	50	49,335
4.35%, 09/15/32	50	49,178
4.75%, 01/20/28	50	50,535
4.80%, 01/09/26	50	50,342
4.85%, 10/11/29	50	50,798
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	100	97,892
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	322	283,247
4.60%, 05/15/28 (Call 02/15/28)	698	680,487
Rockwell Automation Inc.
3.50%, 03/01/29 (Call 12/01/28)	364	348,020
4.20%, 03/01/49 (Call 09/01/48)	82	72,431
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	49	47,703
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	893	790,600
2.25%, 01/30/31 (Call 10/30/30)	560	467,208
3.25%, 11/01/26 (Call 08/01/26)	210	199,042
4.38%, 11/01/46 (Call 05/01/46)	200	169,414
		8,392,594
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	2,236	2,126,503
2.25%, 09/19/26 (Call 06/19/26)(b)	1,011	930,282
2.38%, 08/26/29 (Call 05/26/29)(b)	919	786,866
2.65%, 04/15/25 (Call 03/15/25)	889	852,240
2.88%, 10/15/27 (Call 07/15/27)(b)	765	705,185
3.00%, 08/07/25	1,095	1,054,474
3.05%, 04/15/30 (Call 01/15/30)(b)	235	209,232
3.38%, 03/01/29 (Call 12/01/28)(b)	179	164,841
3.63%, 09/14/28 (Call 06/14/28)(b)	460	432,681
3.63%, 10/15/47 (Call 04/15/47)	239	173,923
3.70%, 04/15/50 (Call 10/15/49)	15	11,212
Security	Par (000)	Value

Manufacturing (continued)
4.00%, 09/14/48 (Call 03/14/48)(b)	$267	$213,667
5.70%, 03/15/37	215	220,661
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	152	129,022
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	107	101,408
3.92%, 09/15/47 (Call 03/15/47)	65	54,098
4.00%, 11/02/32	102	96,495
4.15%, 03/15/33 (Call 12/15/32)	65	62,141
4.15%, 11/02/42	85	74,122
4.35%, 05/18/28 (Call 04/18/28)	40	39,674
4.70%, 08/23/52 (Call 02/23/52)	60	56,567
General Electric Co., 4.35%, 05/01/50 (Call 11/01/49)	5	4,294
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	56	49,059
4.88%, 09/15/41 (Call 03/15/41)	35	34,740
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	205	187,975
4.00%, 06/14/49 (Call 12/14/48)	73	60,100
4.10%, 03/01/47 (Call 09/01/46)	76	63,734
4.20%, 11/21/34 (Call 05/21/34)	65	60,073
4.45%, 11/21/44 (Call 05/21/44)	93	82,878
6.25%, 05/15/38	40	43,379
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	185	176,340
5.90%, 07/15/32 (Call 04/15/32)	145	146,222
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	535	452,358
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	71	62,535
3.38%, 03/01/28 (Call 12/01/27)	95	87,474
3.65%, 03/15/27 (Call 12/15/26)	259	246,211
3.90%, 09/17/29 (Call 06/17/29)	117	109,155
4.00%, 03/15/26 (Call 12/15/25)	183	178,244
		10,540,065
Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	127	77,634
3.85%, 04/01/61 (Call 10/01/60)	205	120,698
3.90%, 06/01/52 (Call 12/01/51)	394	247,688
3.95%, 06/30/62 (Call 12/30/61)	135	80,600
4.40%, 04/01/33 (Call 01/01/33)	90	78,147
4.40%, 12/01/61 (Call 06/01/61)	260	168,509
4.80%, 03/01/50 (Call 09/01/49)	220	160,587
5.13%, 07/01/49 (Call 01/01/49)	249	189,228
5.25%, 04/01/53 (Call 10/01/52)	139	108,088
5.38%, 04/01/38 (Call 10/01/37)	80	67,338
5.38%, 05/01/47 (Call 11/01/46)	194	154,263
5.50%, 04/01/63 (Call 10/01/62)	150	115,752
5.75%, 04/01/48 (Call 10/01/47)	192	158,949
6.38%, 10/23/35 (Call 04/23/35)	245	237,309
6.48%, 10/23/45 (Call 04/23/45)	325	293,595
6.83%, 10/23/55 (Call 04/23/55)	170	157,138
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	147	88,060
2.65%, 08/15/62 (Call 02/15/62)	84	48,979
2.80%, 01/15/51 (Call 07/15/50)	73	47,758
2.89%, 11/01/51 (Call 05/01/51)	357	234,935
2.94%, 11/01/56 (Call 05/01/56)	402	257,167
2.99%, 11/01/63 (Call 05/01/63)	799	494,725

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.40%, 07/15/46 (Call 01/15/46)	$110	$82,204
3.45%, 02/01/50 (Call 08/01/49)	245	182,885
3.75%, 04/01/40 (Call 10/01/39)	235	196,298
3.90%, 03/01/38 (Call 09/01/37)	191	166,309
3.97%, 11/01/47 (Call 05/01/47)	313	256,150
4.00%, 08/15/47 (Call 02/15/47)	144	118,312
4.00%, 03/01/48 (Call 09/01/47)	288	237,946
4.00%, 11/01/49 (Call 05/01/49)	261	212,391
4.05%, 11/01/52 (Call 05/01/52)	64	52,229
4.60%, 10/15/38 (Call 04/15/38)	150	140,056
4.60%, 08/15/45 (Call 02/15/45)	141	126,236
4.65%, 02/15/33 (Call 11/15/32)	275	273,575
4.65%, 07/15/42	234	214,924
4.70%, 10/15/48 (Call 04/15/48)	135	124,579
4.75%, 03/01/44	39	35,718
4.80%, 05/15/33 (Call 02/15/33)	50	49,859
4.95%, 10/15/58 (Call 04/15/58)	130	122,313
5.35%, 05/15/53	100	99,365
5.65%, 06/15/35	43	45,236
6.45%, 03/15/37	30	33,363
6.50%, 11/15/35	323	361,915
6.55%, 07/01/39	5	5,590
6.95%, 08/15/37	125	144,997
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	202	127,975
4.65%, 05/15/50 (Call 11/15/49)	233	170,733
4.88%, 04/01/43	85	66,104
5.00%, 09/20/37 (Call 03/20/37)	167	139,604
5.20%, 09/20/47 (Call 03/20/47)	212	167,845
5.30%, 05/15/49 (Call 11/15/48)	53	42,108
6.35%, 06/01/40	50	47,316
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	40	34,368
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	130	120,368
5.58%, 01/25/49 (Call 07/25/48)	384	346,675
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	130	111,644
6.63%, 01/15/40	195	203,705
NBCUniversal Media LLC
4.45%, 01/15/43	151	134,549
6.40%, 04/30/40	20	21,932
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)	22	19,399
3.70%, 06/01/28 (Call 03/01/28)	45	39,865
4.20%, 06/01/29 (Call 03/01/29)	70	62,715
4.38%, 03/15/43	172	119,223
4.60%, 01/15/45 (Call 07/15/44)	96	67,221
4.85%, 07/01/42 (Call 01/01/42)	80	59,042
4.90%, 08/15/44 (Call 02/15/44)	117	85,208
4.95%, 01/15/31 (Call 10/15/30)	140	125,516
4.95%, 05/19/50 (Call 11/19/49)	190	141,086
5.25%, 04/01/44 (Call 10/01/43)	108	82,316
5.50%, 05/15/33	47	42,446
5.85%, 09/01/43 (Call 03/01/43)	225	188,073
5.90%, 10/15/40 (Call 04/15/40)	37	31,671
6.88%, 04/30/36	147	143,888
7.88%, 07/30/30	60	63,500
Thomson Reuters Corp.
5.50%, 08/15/35	45	45,041
Security	Par (000)	Value

Media (continued)
5.85%, 04/15/40	$85	$84,787
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	122	135,267
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	207	170,792
5.88%, 11/15/40 (Call 05/15/40)	134	115,818
6.55%, 05/01/37	125	119,121
6.75%, 06/15/39	197	186,271
7.30%, 07/01/38	155	157,886
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	140	98,097
3.70%, 12/01/42	100	81,543
4.13%, 06/01/44	116	99,987
4.38%, 08/16/41	105	93,989
Series E, 4.13%, 12/01/41	120	103,897
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	245	163,050
3.50%, 05/13/40 (Call 11/13/39)	51	41,824
3.60%, 01/13/51 (Call 07/13/50)	445	342,819
3.80%, 05/13/60 (Call 11/13/59)	81	62,846
4.63%, 03/23/40 (Call 09/23/39)	82	77,699
4.70%, 03/23/50 (Call 09/23/49)	211	196,551
4.75%, 09/15/44 (Call 03/15/44)	65	60,250
4.75%, 11/15/46 (Call 05/15/46)	255	237,436
4.95%, 10/15/45 (Call 04/15/45)	42	40,091
5.40%, 10/01/43	77	77,590
6.15%, 03/01/37	40	43,335
6.15%, 02/15/41	29	31,524
6.20%, 12/15/34	80	88,147
6.40%, 12/15/35	99	110,609
6.65%, 11/15/37	200	228,964
7.75%, 12/01/45	175	223,828
		13,394,751
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	64	61,654
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	91,181
5.25%, 10/01/54 (Call 04/01/54)	15	13,162
		165,997
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30
(Call 07/01/30)	485	415,029
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	120	112,742
5.45%, 03/15/43 (Call 09/15/42)	5	4,532
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	774	754,294
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	35	28,711
2.80%, 10/01/29 (Call 07/01/29)	345	300,712
4.88%, 03/15/42 (Call 09/15/41)	320	296,557
5.45%, 06/09/44 (Call 12/09/43)	105	103,971
6.25%, 10/01/39	193	202,963
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	190	190,502
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (Call 09/22/41)	85	80,372
5.00%, 03/09/33 (Call 12/09/32)	125	126,484
5.13%, 03/09/53 (Call 09/09/52)	140	139,084
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	50	39,759
		2,795,712

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	$155	$132,471
3.57%, 12/01/31 (Call 09/01/31)	160	133,590
4.25%, 04/01/28 (Call 07/03/23)	150	138,545
		404,606
Oil & Gas — 0.8%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	257	166,814
2.94%, 06/04/51 (Call 12/04/50)(b)	240	160,258
3.00%, 02/24/50 (Call 08/24/49)	280	190,618
3.00%, 03/17/52 (Call 09/17/51)	135	90,773
3.02%, 01/16/27 (Call 10/16/26)	45	42,648
3.12%, 05/04/26 (Call 02/04/26)	115	110,300
3.38%, 02/08/61 (Call 08/08/60)	85	59,074
3.41%, 02/11/26 (Call 12/11/25)	77	74,391
3.54%, 04/06/27 (Call 02/06/27)	75	72,294
3.59%, 04/14/27 (Call 01/14/27)	103	99,324
3.63%, 04/06/30 (Call 01/06/30)	116	108,900
3.80%, 09/21/25 (Call 07/21/25)	85	83,185
3.94%, 09/21/28 (Call 06/21/28)	120	116,359
4.23%, 11/06/28 (Call 08/06/28)	143	140,500
4.81%, 02/13/33 (Call 11/13/32)	200	197,836
4.89%, 09/11/33 (Call 06/11/33)	120	119,215
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	130	123,977
3.72%, 11/28/28 (Call 08/28/28)	95	90,975
Burlington Resources LLC
5.95%, 10/15/36	30	32,125
7.20%, 08/15/31	132	151,042
7.40%, 12/01/31	157	182,674
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	309	227,721
Chevron USA Inc., 5.25%, 11/15/43 (Call 05/15/43)	70	71,242
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	191,138
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,587
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	317	262,739
3.80%, 03/15/52 (Call 09/15/51)	25	19,942
4.03%, 03/15/62 (Call 09/15/61)	540	429,284
4.30%, 11/15/44 (Call 05/15/44)	119	104,101
5.30%, 05/15/53	120	119,702
5.90%, 10/15/32	182	197,776
6.50%, 02/01/39	60	68,453
6.95%, 04/15/29	75	83,527
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	149	124,649
5.00%, 06/15/45 (Call 12/15/44)	212	181,271
5.60%, 07/15/41 (Call 01/15/41)	175	162,432
7.88%, 09/30/31	20	22,755
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	223	201,494
4.25%, 03/15/52 (Call 09/15/51)	70	52,910
4.40%, 03/24/51 (Call 09/24/50)	78	60,521
6.25%, 03/15/53 (Call 09/15/52)	70	70,330
Eni USA Inc., 7.30%, 11/15/27	245	266,758
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	95	85,738
4.38%, 04/15/30 (Call 01/15/30)	193	190,491
4.95%, 04/15/50 (Call 10/15/49)	117	113,133
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	85	79,150

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 01/15/29 (Call 07/15/28)	$55	$51,766
7.00%, 02/01/30 (Call 11/01/29)	350	363,968
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	290	252,773
2.88%, 04/06/25 (Call 03/06/25)	420	406,039
3.00%, 04/06/27 (Call 02/06/27)	255	240,939
3.13%, 04/06/30 (Call 01/06/30)(b)	365	335,829
3.25%, 11/10/24	800	782,272
3.25%, 11/18/49 (Call 05/18/49)	165	121,947
3.63%, 09/10/28 (Call 06/10/28)	194	187,499
3.70%, 04/06/50 (Call 10/06/49)	205	165,283
3.95%, 05/15/43	112	95,567
4.25%, 11/23/41	192	171,708
4.80%, 11/08/43	150	142,973
5.10%, 08/17/40	250	247,617
7.25%, 09/23/27	185	205,135
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	90	81,063
2.61%, 10/15/30 (Call 07/15/30)	259	228,135
3.10%, 08/16/49 (Call 02/16/49)	146	105,349
3.45%, 04/15/51 (Call 10/15/50)	231	177,346
3.48%, 03/19/30 (Call 12/19/29)	284	267,906
3.57%, 03/06/45 (Call 09/06/44)	117	94,152
4.11%, 03/01/46 (Call 09/01/45)	204	177,502
4.23%, 03/19/40 (Call 09/19/39)	281	257,264
4.33%, 03/19/50 (Call 09/19/49)	317	282,894
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	459	448,406
4.30%, 04/01/27 (Call 01/01/27)	480	464,914
5.60%, 02/15/41	244	229,787
6.00%, 01/15/40	267	262,693
7.13%, 03/15/33	300	327,549
7.30%, 08/15/31	198	217,366
7.88%, 10/01/29	150	166,887
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	255	245,254
6.60%, 10/01/37	231	231,053
6.80%, 03/15/32	221	229,550
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	140	131,681
4.50%, 04/01/48 (Call 10/01/47)	85	65,786
4.70%, 05/01/25 (Call 04/01/25)	171	168,861
4.75%, 09/15/44 (Call 03/15/44)	174	143,167
5.00%, 09/15/54 (Call 03/15/54)	91	73,134
5.13%, 12/15/26 (Call 09/15/26)	155	154,727
6.50%, 03/01/41 (Call 09/01/40)	113	114,976
Occidental Petroleum Corp., 6.60%, 03/15/46
(Call 09/15/45)	200	204,018
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	55	54,668
Ovintiv Inc.
5.65%, 05/15/25	140	139,874
5.65%, 05/15/28 (Call 04/15/28)	140	139,327
6.25%, 07/15/33 (Call 04/15/33)	100	99,125
6.50%, 08/15/34	220	221,120
6.50%, 02/01/38	152	150,523
6.63%, 08/15/37	205	203,987
7.10%, 07/15/53	100	100,683
7.20%, 11/01/31	315	330,533
7.38%, 11/01/31	122	130,333
8.13%, 09/15/30	130	143,226

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	$215	$145,110
3.90%, 03/15/28 (Call 12/15/27)	205	196,587
4.65%, 11/15/34 (Call 05/15/34)	129	120,495
4.88%, 11/15/44 (Call 05/15/44)	325	293,712
5.88%, 05/01/42	52	53,232
Phillips 66 Co.
4.68%, 02/15/45	2	1,697
4.90%, 10/01/46	25	21,835
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	330	228,472
3.25%, 04/06/50 (Call 10/06/49)	585	429,168
3.75%, 09/12/46	80	64,286
4.00%, 05/10/46	110	92,171
4.38%, 05/11/45	155	137,327
6.38%, 12/15/38	335	374,091
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	440	422,752
2.83%, 01/10/30 (Call 10/10/29)	180	162,247
2.99%, 06/29/41 (Call 12/29/40)	140	105,879
3.13%, 05/29/50 (Call 11/29/49)	318	226,181
3.39%, 06/29/60 (Call 12/29/59)	45	32,168
3.46%, 02/19/29 (Call 11/19/28)	220	207,385
3.46%, 07/12/49 (Call 01/12/49)	215	164,054
TotalEnergies Capital SA, 3.88%, 10/11/28	165	160,915
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	200	137,002
4.00%, 06/01/52 (Call 12/01/51)	35	25,835
4.35%, 06/01/28 (Call 03/01/28)	238	230,013
4.90%, 03/15/45	71	62,009
6.63%, 06/15/37	245	263,343
7.50%, 04/15/32	126	142,061
		21,342,287
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	451	427,548
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	45	40,821
3.14%, 11/07/29 (Call 08/07/29)	412	369,436
3.34%, 12/15/27 (Call 09/15/27)	856	801,559
4.08%, 12/15/47 (Call 06/15/47)	192	150,591
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	213	188,511
3.80%, 11/15/25 (Call 08/15/25)	74	71,975
4.50%, 11/15/41 (Call 05/15/41)	85	70,800
4.75%, 08/01/43 (Call 02/01/43)	160	137,131
4.85%, 11/15/35 (Call 05/15/35)	215	203,373
5.00%, 11/15/45 (Call 05/15/45)	209	185,525
6.70%, 09/15/38	173	189,722
7.45%, 09/15/39	174	198,367
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	296	264,956
3.95%, 12/01/42 (Call 06/01/42)	120	86,736
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	355	312,730
4.50%, 05/15/28	100	98,992
4.85%, 05/15/33	100	99,010
		3,897,783

Security	Par (000)	Value

Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	$437	$416,680
4.50%, 05/15/28 (Call 02/15/28)	156	150,471
5.63%, 05/26/33 (Call 02/26/33)	100	100,211
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	240	200,150
4.00%, 05/17/25 (Call 04/17/25)	100	97,161
Packaging Corp. of America, 4.05%, 12/15/49
(Call 06/15/49)	57	44,711
WestRock MWV LLC, 8.20%, 01/15/30	45	51,983
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	10	9,083
		1,070,450
Pharmaceuticals — 1.2%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	388	332,760
4.25%, 11/14/28 (Call 08/14/28)	10	9,800
4.25%, 11/21/49 (Call 05/21/49)	509	431,057
4.30%, 05/14/36 (Call 11/14/35)	233	214,514
4.40%, 11/06/42	312	273,827
4.45%, 05/14/46 (Call 11/14/45)	375	323,269
4.50%, 05/14/35 (Call 11/14/34)	420	398,446
4.63%, 10/01/42 (Call 04/01/42)	112	99,929
4.70%, 05/14/45 (Call 11/14/44)	438	394,143
4.88%, 11/14/48 (Call 05/14/48)	253	234,564
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	165	156,676
4.25%, 03/01/45 (Call 09/01/44)	132	108,516
4.30%, 12/15/47 (Call 06/15/47)	199	167,564
Astrazeneca Finance LLC
4.88%, 03/03/28 (Call 02/03/28)	100	101,310
4.88%, 03/03/33 (Call 12/03/32)	100	101,814
4.90%, 03/03/30 (Call 01/03/30)	100	101,562
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	300	285,525
3.38%, 11/16/25	772	748,222
4.00%, 01/17/29 (Call 10/17/28)	394	385,336
4.00%, 09/18/42	269	237,618
4.38%, 11/16/45	215	198,170
4.38%, 08/17/48 (Call 02/17/48)	119	109,201
6.45%, 09/15/37	525	605,314
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	195	187,005
3.79%, 05/20/50 (Call 11/20/49)	49	38,288
4.67%, 06/06/47 (Call 12/06/46)	177	158,896
4.69%, 12/15/44 (Call 06/15/44)	93	83,624
Bristol-Myers Squibb Co.
2.95%, 03/15/32 (Call 12/15/31)	10	8,837
3.25%, 08/01/42	73	56,446
3.55%, 03/15/42 (Call 09/15/41)	10	8,206
3.70%, 03/15/52 (Call 09/15/51)	180	143,878
3.90%, 03/15/62 (Call 09/15/61)	305	238,056
4.25%, 10/26/49 (Call 04/26/49)	373	324,592
4.35%, 11/15/47 (Call 05/15/47)	293	260,855
4.55%, 02/20/48 (Call 08/20/47)	275	251,559
5.00%, 08/15/45 (Call 02/15/45)	110	107,551
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	90	85,778
4.37%, 06/15/47 (Call 12/15/46)	212	170,236
4.50%, 11/15/44 (Call 05/15/44)	81	66,228
4.60%, 03/15/43	105	87,836

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.90%, 09/15/45 (Call 03/15/45)	$170	$145,661
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	476	405,219
3.20%, 03/15/40 (Call 09/15/39)	120	91,396
3.40%, 03/15/50 (Call 09/15/49)	334	237,992
3.88%, 10/15/47 (Call 04/15/47)	271	210,198
4.13%, 11/15/25 (Call 09/15/25)	506	495,561
4.38%, 10/15/28 (Call 07/15/28)	671	653,910
4.80%, 08/15/38 (Call 02/15/38)	438	410,984
4.80%, 07/15/46 (Call 01/16/46)	180	160,781
4.90%, 12/15/48 (Call 06/15/48)	275	250,011
5.40%, 03/15/33 (Call 12/15/32)	140	142,712
6.13%, 11/15/41	149	159,488
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	337	305,217
3.63%, 04/01/27 (Call 02/01/27)	255	243,581
3.75%, 04/01/30 (Call 01/01/30)	238	219,177
4.13%, 04/01/40 (Call 10/01/39)	131	109,043
4.25%, 04/01/50 (Call 10/01/49)	253	204,712
4.30%, 03/25/28 (Call 12/25/27)	588	572,559
4.78%, 03/25/38 (Call 09/25/37)	777	718,958
4.88%, 07/20/35 (Call 01/20/35)	282	268,188
5.00%, 01/30/29	200	200,406
5.05%, 03/25/48 (Call 09/25/47)	831	750,202
5.13%, 07/20/45 (Call 01/20/45)	365	332,581
5.25%, 01/30/31	150	150,498
5.25%, 02/21/33 (Call 11/21/32)	215	215,585
5.30%, 06/01/33	200	200,438
5.30%, 12/05/43 (Call 06/05/43)	280	263,463
5.63%, 02/21/53 (Call 08/21/52)	200	194,974
5.88%, 06/01/53	200	201,392
6.00%, 06/01/63	200	200,714
6.13%, 09/15/39	75	77,267
6.25%, 06/01/27	25	26,097
Eli Lilly & Co.
2.50%, 09/15/60 (Call 03/15/60)	10	6,130
3.10%, 05/15/27 (Call 02/15/27)	260	248,066
3.38%, 03/15/29 (Call 12/15/28)	525	498,745
3.70%, 03/01/45 (Call 09/01/44)	130	110,081
3.95%, 03/15/49 (Call 09/15/48)	35	30,840
4.70%, 02/27/33 (Call 11/27/32)	95	96,643
4.88%, 02/27/53 (Call 08/27/52)	120	120,851
4.95%, 02/27/63 (Call 08/27/62)	40	39,740
5.50%, 03/15/27	115	120,307
5.55%, 03/15/37	170	184,549
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	390	381,993
3.88%, 05/15/28	264	256,727
4.20%, 03/18/43	115	102,547
6.38%, 05/15/38	266	305,158
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	164	154,857
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	35	22,136
3.40%, 01/15/38 (Call 07/15/37)	166	145,617
3.50%, 01/15/48 (Call 07/15/47)	92	77,078
3.55%, 03/01/36 (Call 09/01/35)	179	162,394
3.63%, 03/03/37 (Call 09/03/36)	155	140,546
3.70%, 03/01/46 (Call 09/01/45)	165	142,634
3.75%,03/03/47(Call09/03/46)	130	112,901
Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 12/05/43 (Call 06/05/43)	$158	$156,314
4.85%, 05/15/41	57	57,299
5.85%, 07/15/38	95	106,857
5.95%, 08/15/37	117	134,133
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	570	561,302
4.60%, 06/01/44 (Call 12/01/43)	132	119,534
5.90%, 11/01/39	183	190,494
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	70	63,406
1.90%, 12/10/28 (Call 10/10/28)	80	70,429
2.15%, 12/10/31 (Call 09/10/31)	65	54,435
2.45%, 06/24/50 (Call 12/24/49)	150	96,820
2.75%, 12/10/51 (Call 06/10/51)	250	170,627
2.90%, 12/10/61 (Call 06/10/61)	190	124,323
3.40%, 03/07/29 (Call 12/07/28)	425	405,067
3.60%, 09/15/42 (Call 03/15/42)	60	49,916
3.70%, 02/10/45 (Call 08/10/44)	275	231,715
3.90%, 03/07/39 (Call 09/07/38)	195	173,205
4.00%, 03/07/49 (Call 09/07/48)	161	140,392
4.05%, 05/17/28(b)	90	89,523
4.15%, 05/18/43	130	117,428
4.30%, 05/17/30	180	177,682
4.50%, 05/17/33 (Call 02/17/33)	100	99,733
4.90%, 05/17/44	120	119,326
5.00%, 05/17/53 (Call 11/17/52)	100	100,669
5.15%, 05/17/63 (Call 11/17/62)	75	75,691
6.50%, 12/01/33	116	135,239
6.55%, 09/15/37	32	37,144
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	87	93,747
5.95%, 12/01/28	70	75,646
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	5	3,529
4.00%, 11/20/45 (Call 05/20/45)	10	8,862
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	90	62,600
4.00%, 03/15/49 (Call 09/15/48)	150	130,836
4.20%, 09/15/48 (Call 03/15/48)	190	169,755
7.20%, 03/15/39	140	173,958
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	780	776,069
4.45%, 05/19/28 (Call 04/19/28)	780	777,122
4.65%, 05/19/25	780	778,502
4.75%, 05/19/33 (Call 02/19/33)	795	798,132
5.30%, 05/19/53 (Call 11/19/52)	845	869,927
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	463	436,919
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	160	110,467
3.38%, 07/09/60 (Call 01/09/60)	150	100,875
5.00%, 11/26/28 (Call 08/26/28)	390	391,474
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	790	743,011
3.90%, 08/20/28 (Call 05/20/28)	191	184,472
3.95%, 09/12/47 (Call 03/12/47)	365	296,420
4.45%, 08/20/48 (Call 02/20/48)	116	101,630
4.50%, 11/13/25 (Call 08/13/25)	942	931,855
4.70%, 02/01/43 (Call 08/01/42)	410	375,343
		32,826,367

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	$114	$98,204
4.80%, 05/03/29 (Call 02/03/29)	105	101,743
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	25	19,797
3.70%, 11/15/29 (Call 05/18/29)	432	394,308
5.13%, 06/30/27 (Call 01/01/27)	252	249,850
5.88%, 03/31/25 (Call 10/02/24)	570	570,832
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	605	568,676
Cheniere Energy Partners LP, 4.00%, 03/01/31
(Call 03/01/26)	20	17,610
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	100	98,585
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	65	74,519
Series B, 7.50%, 04/15/38	50	56,946
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	252	240,741
2.50%, 08/01/33 (Call 05/01/33)	370	288,955
3.13%, 11/15/29 (Call 08/15/29)	205	183,514
3.40%, 08/01/51 (Call 02/01/51)	95	64,167
3.70%, 07/15/27 (Call 04/15/27)	99	94,410
4.00%, 11/15/49 (Call 05/15/49)	180	135,848
4.25%, 12/01/26 (Call 09/01/26)	145	141,010
4.50%, 06/10/44 (Call 12/10/43)	110	89,772
5.50%, 12/01/46 (Call 06/01/46)	110	103,817
5.70%, 03/08/33 (Call 12/08/32)	210	213,503
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	175	163,557
5.00%, 05/15/44 (Call 11/15/43)	71	58,787
5.00%, 05/15/50 (Call 11/15/49)	305	249,838
6.00%, 06/15/48 (Call 12/15/47)	55	50,502
6.25%, 04/15/49 (Call 10/15/48)	5	4,762
6.63%, 10/15/36	240	246,185
7.50%, 07/01/38	180	196,754
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	127	111,733
3.13%, 07/31/29 (Call 04/30/29)	80	72,317
3.70%, 01/31/51 (Call 07/31/50)	10	7,460
3.95%, 01/31/60 (Call 07/31/59)	71	53,109
4.15%, 10/16/28 (Call 07/16/28)	75	72,485
4.20%, 01/31/50 (Call 07/31/49)	76	61,598
4.25%, 02/15/48 (Call 08/15/47)	112	92,312
4.45%, 02/15/43 (Call 08/15/42)	58	49,808
4.80%, 02/01/49 (Call 08/01/48)	111	99,150
4.85%, 08/15/42 (Call 02/15/42)	92	83,019
4.85%, 03/15/44 (Call 09/15/43)	55	49,425
4.90%, 05/15/46 (Call 11/15/45)	163	146,850
4.95%, 10/15/54 (Call 04/15/54)	104	92,048
5.10%, 02/15/45 (Call 08/15/44)	194	179,962
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. LIBOR US + 2.570%)(a)	160	130,486
5.70%, 02/15/42	103	102,001
5.95%, 02/01/41	103	105,722
6.13%, 10/15/39	70	73,541
6.45%, 09/01/40	74	79,002
7.55%, 04/15/38	29	33,474
Series D, 6.88%, 03/01/33	45	50,624
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. LIBOR US + 3.033%)(a)	25	21,651

Security	Par (000)	Value

Pipelines (continued)
Series H, 6.65%, 10/15/34	$30	$32,779
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	48	39,602
5.00%, 08/15/42 (Call 02/15/42)	50	42,283
5.00%, 03/01/43 (Call 09/01/42)	70	59,338
5.40%, 09/01/44 (Call 03/01/44)	154	136,341
5.50%, 03/01/44 (Call 09/01/43)	166	149,173
5.63%, 09/01/41	25	22,982
5.80%, 03/15/35	60	59,561
6.38%, 03/01/41	134	133,904
6.50%, 02/01/37	117	120,595
6.50%, 09/01/39	103	105,434
6.55%, 09/15/40	64	64,684
6.95%, 01/15/38	235	253,866
7.30%, 08/15/33	77	84,306
7.40%, 03/15/31	45	49,202
7.50%, 11/15/40	31	34,426
7.75%, 03/15/32	90	100,424
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	122	76,466
3.60%, 02/15/51 (Call 08/15/50)	50	33,615
4.30%, 03/01/28 (Call 12/01/27)	97	93,810
4.80%, 02/01/33 (Call 11/01/32)	100	94,388
5.05%, 02/15/46 (Call 08/15/45)	20	16,868
5.20%, 06/01/33 (Call 03/01/33)	75	72,406
5.20%, 03/01/48 (Call 09/01/47)	184	158,190
5.30%, 12/01/34 (Call 06/01/34)	165	158,468
5.45%, 08/01/52 (Call 02/01/52)	110	97,660
5.55%, 06/01/45 (Call 12/01/44)	166	150,665
7.75%, 01/15/32	97	109,845
7.80%, 08/01/31	45	50,568
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	150	105,510
4.20%, 10/03/47 (Call 04/03/47)	55	40,058
4.25%, 09/15/46 (Call 03/15/46)	80	58,038
4.85%, 02/01/49 (Call 08/01/48)	69	55,383
5.15%, 10/15/43 (Call 04/15/43)	72	60,545
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	64	60,805
4.25%, 12/01/27 (Call 09/01/27)	155	149,113
4.50%, 04/15/38 (Call 10/15/37)	151	130,216
4.70%, 04/15/48 (Call 10/15/47)	273	218,941
4.80%, 02/15/29 (Call 11/15/28)	148	144,287
4.90%, 04/15/58 (Call 10/15/57)	87	69,495
4.95%, 03/14/52 (Call 09/14/51)	100	82,525
5.20%, 03/01/47 (Call 09/01/46)	162	139,524
5.50%, 02/15/49 (Call 08/15/48)	236	210,208
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	25,933
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,629	1,510,474
2.75%, 09/01/24 (Call 08/01/24)	170	163,928
3.10%, 03/15/30 (Call 12/15/29)	180	155,358
3.40%, 09/01/29 (Call 06/01/29)	105	92,787
4.00%, 07/13/27 (Call 04/13/27)	329	310,471
4.35%, 03/15/29 (Call 12/15/28)	115	107,513
4.45%, 09/01/49 (Call 03/01/49)	160	119,205
4.50%, 03/15/50 (Call 09/15/49)	128	96,781
4.55%, 07/15/28 (Call 04/15/28)	258	248,343
4.90%, 03/15/25 (Call 12/15/24)	430	424,380
4.95%, 07/13/47 (Call 01/06/47)	312	253,509

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 07/15/48 (Call 01/15/48)	$205	$170,886
5.85%, 01/15/26 (Call 12/15/25)	5	5,054
6.00%, 06/15/35	110	108,185
6.10%, 11/15/32 (Call 08/15/32)	120	121,745
6.35%, 01/15/31 (Call 10/15/30)	145	149,317
7.15%, 01/15/51 (Call 07/15/50)	112	115,843
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	136	130,916
6.20%, 09/15/43 (Call 03/15/43)	136	133,090
6.65%, 10/01/36	235	238,826
6.85%, 10/15/37	120	123,658
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	42	37,215
4.70%, 06/15/44 (Call 12/15/43)	102	78,492
5.15%, 06/01/42 (Call 12/01/41)	75	61,447
6.65%, 01/15/37	52	52,281
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	157	149,635
4.50%, 05/15/30 (Call 11/15/29)	221	209,057
5.00%, 03/15/27 (Call 09/15/26)	232	229,290
5.90%, 09/15/37 (Call 03/15/37)(e)	60	60,764
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	95	89,877
3.50%, 03/15/25 (Call 12/15/24)	95	91,615
4.50%, 03/15/45 (Call 09/15/44)	149	120,750
5.95%, 09/25/43 (Call 03/25/43)	257	253,304
Targa Resources Corp., 4.95%, 04/15/52 (Call 10/15/51)	5	3,975
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	115	110,674
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	63,412
7.00%, 10/15/28	5	5,351
7.63%, 04/01/37	10	11,298
Texas Eastern Transmission LP, 7.00%, 07/15/32	182	202,726
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	164	152,315
4.25%, 05/15/28 (Call 02/15/28)	145	139,177
4.63%, 03/01/34 (Call 12/01/33)	72	66,424
4.75%, 05/15/38 (Call 11/15/37)	65	58,553
4.88%, 05/15/48 (Call 11/15/47)	109	95,421
5.10%, 03/15/49 (Call 09/15/48)	129	117,279
5.60%, 03/31/34	17	17,066
5.85%, 03/15/36	70	70,041
6.10%, 06/01/40	65	65,655
6.20%, 10/15/37	204	211,319
7.25%, 08/15/38	94	104,973
7.63%, 01/15/39	110	125,535
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	135	103,503
4.00%, 03/15/28 (Call 12/15/27)	15	14,252
4.45%, 08/01/42 (Call 02/01/42)	17	14,478
4.60%, 03/15/48 (Call 09/15/47)	132	110,629
5.40%, 08/15/41 (Call 02/15/41)	53	50,744
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	160	156,346
Western Midstream Operating LP
4.30%, 02/01/30 (Call 11/01/29)	70	62,437
5.50%, 08/15/48 (Call 02/15/48)	50	41,083
5.50%, 02/01/50 (Call 08/01/49)	200	160,554
6.15%, 04/01/33 (Call 01/01/33)	375	374,115

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	$122	$116,296
4.85%, 03/01/48 (Call 09/01/47)	95	80,926
4.90%, 01/15/45 (Call 07/15/44)	157	134,777
5.10%, 09/15/45 (Call 03/15/45)	211	186,824
5.40%, 03/04/44 (Call 09/04/43)	68	62,332
5.75%, 06/24/44 (Call 12/24/43)	40	38,273
5.80%, 11/15/43 (Call 05/15/43)	36	34,573
6.30%, 04/15/40	165	170,854
8.75%, 03/15/32	78	92,790
Series A, 7.50%, 01/15/31	52	57,225
		20,595,600
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	170	165,966
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	825	667,070
4.88%, 03/01/26 (Call 12/01/25)	758	744,235
		1,577,271
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	100	85,280
3.00%, 05/18/51 (Call 11/18/50)	100	60,069
3.38%, 08/15/31 (Call 05/15/31)	52	44,920
3.55%, 03/15/52 (Call 09/15/51)	45	30,283
3.95%, 01/15/27 (Call 10/15/26)	78	74,701
3.95%, 01/15/28 (Call 10/15/27)	15	14,107
4.00%, 02/01/50 (Call 08/01/49)	120	88,039
4.50%, 07/30/29 (Call 04/30/29)	95	90,397
4.70%, 07/01/30 (Call 04/01/30)	107	102,024
4.85%, 04/15/49 (Call 10/15/48)	67	55,291
4.90%, 12/15/30 (Call 09/15/30)	149	144,281
5.15%, 04/15/53 (Call 10/15/52)	85	74,877
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	24	22,572
4.90%, 02/15/29 (Call 11/15/28)	43	41,323
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	85	67,349
2.10%, 06/15/30 (Call 03/15/30)	115	93,466
2.30%, 09/15/31 (Call 06/15/31)	30	23,948
2.40%, 03/15/25 (Call 02/15/25)	597	566,254
2.70%, 04/15/31 (Call 01/15/31)	80	66,578
2.75%, 01/15/27 (Call 11/15/26)	230	211,326
2.90%, 01/15/30 (Call 10/15/29)	120	104,138
2.95%, 01/15/25 (Call 12/15/24)	495	475,447
2.95%, 01/15/51 (Call 07/15/50)	235	145,195
3.10%, 06/15/50 (Call 12/15/49)	259	165,571
3.13%, 01/15/27 (Call 10/15/26)	90	83,699
3.38%, 10/15/26 (Call 07/15/26)	285	268,541
3.55%, 07/15/27 (Call 04/15/27)	245	229,222
3.60%, 01/15/28 (Call 10/15/27)	380	354,422
3.70%, 10/15/49 (Call 04/15/49)	137	96,200
3.80%, 08/15/29 (Call 05/15/29)	265	244,330
3.95%, 03/15/29 (Call 12/15/28)	131	122,127
4.00%, 06/01/25 (Call 03/01/25)	592	576,028
4.40%, 02/15/26 (Call 11/15/25)	320	312,666
5.25%, 07/15/28 (Call 06/15/28)	90	89,939
5.50%, 03/15/28 (Call 02/15/28)	140	141,480
5.55%, 07/15/33 (Call 04/15/33)	100	100,545
5.65%, 03/15/33 (Call 12/15/32)	140	142,311

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	$27	$22,811
3.20%, 01/15/28 (Call 10/15/27)	20	18,540
3.30%, 06/01/29 (Call 03/01/29)	72	65,533
3.90%, 10/15/46 (Call 04/15/46)	39	29,741
4.35%, 04/15/48 (Call 10/18/47)	82	68,591
5.00%, 02/15/33 (Call 11/15/32)	10	10,037
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	75	52,415
2.55%, 04/01/32 (Call 01/01/32)	85	62,498
2.75%, 10/01/26 (Call 07/01/26)	285	250,498
2.90%, 03/15/30 (Call 12/15/29)	125	99,293
3.20%, 01/15/25 (Call 10/15/24)	350	331,271
3.25%, 01/30/31 (Call 10/30/30)	144	115,239
3.40%, 06/21/29 (Call 03/21/29)	206	170,669
3.65%, 02/01/26 (Call 11/03/25)	522	482,573
4.50%, 12/01/28 (Call 09/01/28)	35	31,353
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	395	290,803
4.55%, 10/01/29 (Call 07/01/29)	175	119,101
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	10	9,610
3.90%, 03/15/27 (Call 12/15/26)	60	55,654
4.05%, 07/01/30 (Call 04/01/30)	209	188,652
4.13%, 06/15/26 (Call 03/15/26)	35	32,898
4.13%, 05/15/29 (Call 02/15/29)	10	9,053
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	90	77,918
3.15%, 07/01/29 (Call 04/01/29)	55	48,972
3.35%, 11/01/49 (Call 05/01/49)	30	21,503
4.10%, 10/15/28 (Call 07/15/28)	15	14,388
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	25	22,200
Crown Castle Inc.
3.25%, 01/15/51 (Call 07/15/50)	158	104,982
4.75%, 05/15/47 (Call 11/15/46)	149	126,844
4.80%, 09/01/28	100	98,375
5.00%, 01/11/28 (Call 12/11/27)	85	84,302
5.10%, 05/01/33	205	201,870
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	165	132,825
2.25%, 01/15/31 (Call 10/15/30)	235	192,322
2.50%, 07/15/31 (Call 04/15/31)	80	66,057
3.10%, 11/15/29 (Call 08/15/29)	120	106,062
3.30%, 07/01/30 (Call 04/01/30)	225	198,733
3.65%, 09/01/27 (Call 06/01/27)	200	188,336
3.70%, 06/15/26 (Call 03/15/26)	200	191,654
3.80%, 02/15/28 (Call 11/15/27)	127	119,497
4.00%, 03/01/27 (Call 12/01/26)	110	105,811
4.00%, 11/15/49 (Call 05/15/49)	130	98,056
4.15%, 07/01/50 (Call 01/01/50)	80	62,165
4.30%, 02/15/29 (Call 11/15/28)	160	152,702
4.45%, 02/15/26 (Call 11/15/25)	284	278,845
5.20%, 02/15/49 (Call 08/15/48)	161	146,657
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	30	25,816
4.38%, 02/15/29 (Call 11/15/28)	5	4,755
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	139	121,001
3.70%, 08/15/27 (Call 05/15/27)	84	76,754
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 07/15/28 (Call 04/15/28)	$187	$173,957
5.55%, 01/15/28 (Call 12/15/27)	95	93,220
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	695	562,589
2.50%, 05/15/31 (Call 02/15/31)	25	20,363
2.63%, 11/18/24 (Call 10/18/24)	830	794,501
2.90%, 11/18/26 (Call 09/18/26)	325	299,715
2.95%, 09/15/51 (Call 03/15/51)	115	71,682
3.00%, 07/15/50 (Call 01/15/50)	252	159,879
3.20%, 11/18/29 (Call 08/18/29)	523	459,325
3.40%, 02/15/52 (Call 08/15/51)	85	58,409
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	129	110,443
2.85%, 11/01/26 (Call 08/01/26)	17	15,734
3.00%, 07/01/29 (Call 04/01/29)	57	50,845
3.25%, 08/01/27 (Call 05/01/27)	15	13,962
3.50%, 03/01/28 (Call 12/01/27)	44	40,969
4.00%, 08/01/47 (Call 02/01/47)	5	3,884
4.15%, 12/01/28 (Call 09/01/28)	5	4,823
4.50%, 07/01/44 (Call 01/01/44)	60	52,021
4.50%, 06/01/45 (Call 12/01/44)	36	30,114
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	30	25,819
4.00%, 03/01/29 (Call 12/01/28)	60	56,176
4.50%, 03/15/48 (Call 09/15/47)	15	12,084
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	9	7,920
3.25%, 07/15/27 (Call 04/15/27)	545	498,664
3.50%, 06/01/30 (Call 03/01/30)	800	699,528
4.50%, 12/01/44 (Call 06/01/44)	85	67,000
Federal Realty OP LP, 5.38%, 05/01/28	680	669,079
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	19	16,572
5.30%, 01/15/29 (Call 10/15/28)	52	49,706
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	15	12,865
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	289	252,095
3.25%, 07/15/26 (Call 05/15/26)	320	300,208
3.40%, 02/01/25 (Call 11/01/24)	15	14,500
3.50%, 07/15/29 (Call 04/15/29)	281	255,395
4.00%, 06/01/25 (Call 03/01/25)	52	50,655
6.75%, 02/01/41 (Call 08/01/40)	115	119,873
Healthpeak Properties Interim Inc., 5.25%, 12/15/32
(Call 09/15/32)	150	146,412
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	75	57,882
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	100	97,416
Series H, 3.38%, 12/15/29 (Call 09/15/29)	100	85,038
Series I, 3.50%, 09/15/30 (Call 06/15/30)	165	139,682
Series J, 2.90%, 12/15/31 (Call 09/15/31)	55	43,166
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	55	35,245
3.95%, 11/01/27 (Call 08/01/27)	55	40,298
4.65%, 04/01/29 (Call 01/01/29)	75	53,561
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	180	119,318
3.05%, 02/15/30 (Call 11/15/29)	104	79,293
3.45%, 12/15/24 (Call 09/15/24)	195	185,893
4.25%, 08/15/29 (Call 05/15/29)	225	190,939

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 10/01/25 (Call 07/01/25)	$75	$69,629
4.75%, 12/15/28 (Call 09/15/28)	110	96,632
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	70	64,234
3.70%, 10/01/49 (Call 04/01/49)	52	36,202
3.80%, 04/01/27 (Call 01/01/27)	25	23,584
4.13%, 12/01/46 (Call 06/01/46)	117	86,131
4.25%, 04/01/45 (Call 10/01/44)	80	60,491
4.45%, 09/01/47 (Call 03/01/47)	95	74,201
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	10	9,399
4.00%, 06/15/29 (Call 03/15/29)	35	32,369
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	10,454
3.95%, 03/15/29 (Call 12/15/28)	22	21,064
4.20%, 06/15/28 (Call 03/15/28)	2	1,931
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	15	12,503
3.10%, 04/15/50 (Call 10/15/49)	10	6,144
4.30%, 10/15/28 (Call 07/15/28)	20	18,723
4.80%, 10/15/48 (Call 04/15/48)	25	20,499
Omega Healthcare Investors Inc., 3.63%, 10/01/29
(Call 07/01/29)	117	96,037
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	4,600
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	145	106,891
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	210	191,518
2.25%, 04/15/30 (Call 01/15/30)	174	147,851
2.25%, 01/15/32 (Call 10/15/31)	10	8,130
2.88%, 11/15/29 (Call 08/15/29)	30	26,579
3.00%, 04/15/50 (Call 10/15/49)	106	70,739
3.05%, 03/01/50 (Call 09/01/49)	66	45,167
3.25%, 06/30/26 (Call 03/30/26)	27	25,890
3.25%, 10/01/26 (Call 07/01/26)	22	21,076
3.38%, 12/15/27 (Call 09/15/27)	10	9,476
3.88%, 09/15/28 (Call 06/15/28)	200	191,510
4.00%, 09/15/28 (Call 06/15/28)	20	19,400
4.38%, 02/01/29 (Call 11/01/28)	35	33,958
4.38%, 09/15/48 (Call 03/15/48)	125	105,927
4.63%, 01/15/33 (Call 10/15/32)	135	132,178
4.75%, 06/15/33 (Call 03/15/33)	20	19,555
5.25%, 06/15/53 (Call 12/15/52)	75	73,088
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	20	18,132
3.65%, 01/15/28 (Call 10/15/27)	102	96,078
4.65%, 03/15/47 (Call 09/15/46)	83	73,482
4.70%, 12/15/28 (Call 11/15/28)	50	48,827
4.90%, 07/15/33 (Call 04/15/33)	160	153,720
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	95	82,793
3.60%, 02/01/27 (Call 11/01/26)	80	75,854
4.13%, 03/15/28 (Call 12/15/27)	62	58,323
4.40%, 02/01/47 (Call 08/01/46)	70	56,192
4.65%, 03/15/49 (Call 09/15/48)	70	58,048
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	110	81,199
3.90%, 10/15/29 (Call 07/15/29)	150	123,483
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	125	106,695

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 09/13/49 (Call 03/13/49)	$230	$151,770
3.38%, 06/15/27 (Call 03/15/27)	10	9,399
3.38%, 12/01/27 (Call 09/01/27)	135	125,624
3.80%, 07/15/50 (Call 01/15/50)	134	98,549
4.25%, 10/01/44 (Call 04/01/44)	50	39,946
4.25%, 11/30/46 (Call 05/30/46)	27	21,406
5.50%, 03/08/33 (Call 12/08/32)	100	99,694
6.75%, 02/01/40 (Call 11/01/39)	34	36,925
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	126,332
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	60	50,999
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	59	50,790
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	95	80,652
3.20%, 01/15/30 (Call 10/15/29)	45	39,600
3.50%, 01/15/28 (Call 10/15/27)	30	27,568
4.40%, 01/26/29 (Call 10/26/28)	30	28,582
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	55	51,854
3.00%, 01/15/30 (Call 10/15/29)	75	64,375
3.25%, 10/15/26 (Call 07/15/26)	40	36,942
3.50%, 02/01/25 (Call 11/01/24)	80	76,898
3.85%, 04/01/27 (Call 01/01/27)	105	99,033
4.00%, 03/01/28 (Call 12/01/27)	45	42,006
4.13%, 01/15/26 (Call 10/15/25)	155	148,750
4.38%, 02/01/45 (Call 08/01/44)	76	59,871
4.40%, 01/15/29 (Call 10/15/28)	102	96,095
4.75%, 11/15/30 (Call 08/15/30)	65	61,745
4.88%, 04/15/49 (Call 10/15/48)	119	99,521
5.70%, 09/30/43 (Call 03/30/43)	113	105,919
VICI Properties LP
5.13%, 05/15/32 (Call 02/15/32)	185	172,592
5.63%, 05/15/52 (Call 11/15/51)	135	119,012
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	575	464,997
3.85%, 06/15/32 (Call 03/15/32)	315	276,822
4.00%, 06/01/25 (Call 03/01/25)	210	203,622
6.50%, 03/15/41 (Call 09/15/40)	190	192,907
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	215	195,773
2.75%, 01/15/31 (Call 10/15/30)	35	28,820
2.80%, 06/01/31 (Call 03/01/31)	85	70,234
3.10%, 01/15/30 (Call 10/15/29)	130	112,830
4.13%, 03/15/29 (Call 12/15/28)	95	88,415
4.25%, 04/01/26 (Call 01/01/26)	296	288,638
4.25%, 04/15/28 (Call 01/15/28)	134	127,463
4.95%, 09/01/48 (Call 03/01/48)	108	95,579
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	419	389,875
4.00%, 04/15/30 (Call 01/15/30)	492	454,987
4.75%, 05/15/26	140	139,023
6.95%, 10/01/27	200	213,492
7.38%, 03/15/32	235	263,585
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	55	49,888
		27,479,883
Retail — 0.7%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	172	158,295
4.75%, 06/01/30 (Call 03/01/30)	251	233,884
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,700	1,367,582

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.45%, 10/01/28 (Call 07/01/28)	$1,366	$1,333,872
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	163	134,861
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	99	77,723
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	30	20,235
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	145	134,907
2.50%, 04/15/27 (Call 02/15/27)	292	273,429
2.70%, 04/15/30 (Call 01/15/30)	383	342,310
2.80%, 09/14/27 (Call 06/14/27)	135	126,810
2.95%, 06/15/29 (Call 03/15/29)	1,085	998,265
3.00%, 04/01/26 (Call 01/01/26)	40	38,610
3.13%, 12/15/49 (Call 06/15/49)	155	110,723
3.25%, 04/15/32 (Call 01/15/32)	5	4,518
3.30%, 04/15/40 (Call 10/15/39)	71	56,919
3.35%, 09/15/25 (Call 06/15/25)	495	481,546
3.35%, 04/15/50 (Call 10/15/49)	187	139,653
3.50%, 09/15/56 (Call 03/15/56)	125	94,348
3.63%, 04/15/52 (Call 10/15/51)	85	66,141
3.90%, 12/06/28 (Call 09/06/28)	330	322,664
3.90%, 06/15/47 (Call 12/15/46)	125	104,618
4.00%, 09/15/25 (Call 08/15/25)	65	64,152
4.20%, 04/01/43 (Call 10/01/42)	175	153,879
4.25%, 04/01/46 (Call 10/01/45)	199	174,567
4.40%, 03/15/45 (Call 09/15/44)	200	179,512
4.50%, 09/15/32 (Call 06/15/32)(b)	180	178,835
4.50%, 12/06/48 (Call 06/06/48)	220	201,192
4.88%, 02/15/44 (Call 08/15/43)	150	144,190
4.95%, 09/15/52 (Call 03/15/52)	40	38,788
5.40%, 09/15/40 (Call 03/15/40)	110	112,518
5.88%, 12/16/36	495	543,213
5.95%, 04/01/41 (Call 10/01/40)	206	225,008
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	5	4,000
2.50%, 04/15/26 (Call 01/15/26)	194	182,701
2.63%, 04/01/31 (Call 01/01/31)	125	105,487
3.00%, 10/15/50 (Call 04/15/50)	153	98,296
3.10%, 05/03/27 (Call 02/03/27)	185	174,266
3.13%, 09/15/24 (Call 06/15/24)	17	16,546
3.38%, 09/15/25 (Call 06/15/25)	385	371,402
3.65%, 04/05/29 (Call 01/05/29)	300	281,595
3.70%, 04/15/46 (Call 10/15/45)	260	195,837
3.75%, 04/01/32 (Call 01/01/32)	100	90,725
4.00%, 04/15/25 (Call 03/15/25)	305	299,293
4.05%, 05/03/47 (Call 11/03/46)	260	204,620
4.25%, 04/01/52 (Call 10/01/51)	50	39,936
4.38%, 09/15/45 (Call 03/15/45)	199	164,780
4.40%, 09/08/25	60	59,380
4.45%, 04/01/62 (Call 10/01/61)	95	74,623
4.50%, 04/15/30 (Call 01/15/30)	270	263,844
4.55%, 04/05/49 (Call 10/05/48)	220	182,871
4.65%, 04/15/42 (Call 10/15/41)	105	92,250
4.80%, 04/01/26 (Call 03/01/26)	130	129,749
5.00%, 04/15/33 (Call 01/15/33)(b)	200	197,606
5.00%, 04/15/40 (Call 10/15/39)	119	109,541
5.13%, 04/15/50 (Call 10/15/49)	106	98,007
5.15%, 07/01/33 (Call 04/01/33)	160	159,584
5.50%, 10/15/35	73	73,794
5.63%, 04/15/53 (Call 10/15/52)	75	73,119
5.80%, 09/15/62 (Call 03/15/62)	80	77,315
5.85%, 04/01/63 (Call 10/01/62)	100	97,237
Security	Par (000)	Value

Retail (continued)
6.50%, 03/15/29	$120	$128,854
McDonald’s Corp.
3.63%, 05/01/43	83	65,693
3.63%, 09/01/49 (Call 03/01/49)	62	47,647
3.70%, 02/15/42	70	56,348
4.20%, 04/01/50 (Call 10/01/49)	107	90,583
4.45%, 03/01/47 (Call 09/01/46)	177	156,222
4.45%, 09/01/48 (Call 03/01/48)	81	71,562
4.60%, 05/26/45 (Call 11/26/44)	90	80,571
4.70%, 12/09/35 (Call 06/09/35)	89	86,724
4.88%, 07/15/40	70	67,001
4.88%, 12/09/45 (Call 06/09/45)	185	174,229
5.70%, 02/01/39	86	88,802
6.30%, 10/15/37	42	46,676
6.30%, 03/01/38	25	27,744
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	92	87,376
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	215	195,125
2.25%, 03/12/30 (Call 12/12/29)	175	149,315
3.35%, 03/12/50 (Call 09/12/49)	140	101,132
3.50%, 03/01/28 (Call 12/01/27)	136	129,273
3.50%, 11/15/50 (Call 05/15/50)	210	157,078
3.55%, 08/15/29 (Call 05/15/29)	150	141,262
3.75%, 12/01/47 (Call 06/01/47)	143	111,610
4.00%, 11/15/28 (Call 08/15/28)	127	123,167
4.30%, 06/15/45 (Call 12/15/44)	37	31,969
4.45%, 08/15/49 (Call 02/15/49)	91	79,502
4.50%, 11/15/48 (Call 05/15/48)	170	149,413
4.75%, 02/15/26	50	49,965
4.80%, 02/15/33 (Call 11/15/32)	100	99,551
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	287	274,194
2.35%, 02/15/30 (Call 11/15/29)	171	149,312
2.50%, 04/15/26	260	247,861
2.65%, 09/15/30 (Call 06/15/30)	160	140,490
3.38%, 04/15/29 (Call 01/15/29)	355	337,427
3.63%, 04/15/46	181	146,101
3.90%, 11/15/47 (Call 05/15/47)	65	54,455
4.00%, 07/01/42	176	156,739
4.40%, 01/15/33 (Call 10/15/32)	185	180,329
4.80%, 01/15/53 (Call 07/15/52)	180	169,222
6.50%, 10/15/37	185	212,291
7.00%, 01/15/38	160	191,898
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	230	214,148
3.88%, 04/15/30 (Call 01/15/30)	127	121,776
4.50%, 04/15/50 (Call 10/15/49)	66	60,619
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	349	275,298
5.25%, 05/15/33 (Call 02/15/33)	300	298,356
Walgreens Boots Alliance Inc., 4.10%, 04/15/50
(Call 10/15/49)	23	16,717
		18,597,798
Semiconductors — 0.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	20	19,976
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	105	73,129
3.30%, 04/01/27 (Call 01/01/27)	811	780,977
3.90%, 10/01/25 (Call 07/01/25)	162	159,248
4.35%, 04/01/47 (Call 10/01/46)	256	235,978

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.10%, 10/01/35 (Call 04/01/35)	$95	$97,238
5.85%, 06/15/41	200	216,670
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(e)	215	163,841
3.19%, 11/15/36 (Call 08/15/36)(e)	89	66,640
3.42%, 04/15/33 (Call 01/15/33)(e)	409	339,417
3.47%, 04/15/34 (Call 01/15/34)(e)	589	480,106
3.50%, 02/15/41 (Call 08/15/40)(e)	188	138,744
3.75%, 02/15/51 (Call 08/15/50)(e)	124	89,537
4.15%, 04/15/32 (Call 01/15/32)(e)	185	166,430
4.93%, 05/15/37 (Call 02/15/37)(e)	377	338,060
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	345	299,336
2.60%, 05/19/26 (Call 02/19/26)	381	360,868
2.70%, 06/17/24 (Call 04/17/24)(b)	30	29,295
3.05%, 08/12/51 (Call 02/12/51)	65	42,671
3.10%, 02/15/60 (Call 08/15/59)	87	53,573
3.15%, 05/11/27 (Call 02/11/27)	230	218,171
3.20%, 08/12/61 (Call 02/12/61)	105	66,676
3.25%, 11/15/49 (Call 05/15/49)	260	177,518
3.40%, 03/25/25 (Call 02/25/25)	507	495,516
3.70%, 07/29/25 (Call 04/29/25)	389	380,699
3.73%, 12/08/47 (Call 06/08/47)	329	251,132
3.75%, 03/25/27 (Call 01/25/27)	328	318,619
3.90%, 03/25/30 (Call 12/25/29)	162	153,254
4.00%, 12/15/32	236	221,170
4.10%, 05/19/46 (Call 11/19/45)	129	105,419
4.10%, 05/11/47 (Call 11/11/46)	180	146,630
4.25%, 12/15/42	45	38,326
4.60%, 03/25/40 (Call 09/25/39)	275	252,634
4.75%, 03/25/50 (Call 09/25/49)	238	209,483
4.80%, 10/01/41	120	110,286
4.88%, 02/10/28 (Call 01/10/28)	135	136,017
4.90%, 07/29/45 (Call 01/29/45)	102	98,028
4.90%, 08/05/52 (Call 02/05/52)	90	80,951
4.95%, 03/25/60 (Call 09/25/59)	155	138,054
5.05%, 08/05/62 (Call 02/05/62)	50	44,436
5.13%, 02/10/30 (Call 12/10/29)	300	303,630
5.20%, 02/10/33 (Call 11/10/32)	385	387,210
5.63%, 02/10/43 (Call 08/10/42)	105	104,930
5.70%, 02/10/53 (Call 08/10/52)	220	217,679
5.90%, 02/10/63 (Call 08/10/62)	235	234,025
KLA Corp.
5.00%, 03/15/49 (Call 09/15/48)	20	19,028
5.25%, 07/15/62 (Call 01/15/62)	45	44,137
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	400	334,732
2.88%, 06/15/50 (Call 12/15/49)	176	121,014
3.13%, 06/15/60 (Call 12/15/59)	95	63,399
3.75%, 03/15/26 (Call 01/15/26)	669	654,456
3.80%, 03/15/25 (Call 12/15/24)	134	131,449
4.00%, 03/15/29 (Call 12/15/28)	236	229,446
4.88%, 03/15/49 (Call 09/15/48)	160	152,890
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	50	39,481
3.48%, 11/01/51 (Call 05/01/51)	155	99,426
4.66%, 02/15/30 (Call 11/15/29)	134	126,382
4.98%, 02/06/26 (Call 12/06/25)	165	163,434
5.33%, 02/06/29 (Call 11/06/28)	173	170,445
5.38%, 04/15/28 (Call 03/15/28)	80	78,914
Security	Par (000)	Value

Semiconductors (continued)
5.88%, 02/09/33 (Call 11/09/32)	$70	$69,713
5.88%, 09/15/33	160	157,430
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	685	575,770
2.85%, 04/01/30 (Call 01/01/30)	670	610,584
3.20%, 09/16/26 (Call 06/16/26)	1,015	983,545
3.50%, 04/01/40 (Call 10/01/39)	295	249,950
3.50%, 04/01/50 (Call 10/01/49)	397	318,334
3.70%, 04/01/60 (Call 10/01/59)	190	150,178
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	230	229,885
5.55%, 12/01/28 (Call 09/01/28)	110	110,881
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	345	281,423
2.65%, 02/15/32 (Call 11/15/31)	370	298,971
3.13%, 02/15/42 (Call 08/15/41)	5	3,458
3.15%, 05/01/27 (Call 03/01/27)	55	51,038
3.25%, 05/11/41 (Call 11/11/40)	115	82,117
3.25%, 11/30/51 (Call 05/30/51)	294	190,553
3.40%, 05/01/30 (Call 02/01/30)	175	155,587
3.88%, 06/18/26 (Call 04/18/26)	40	38,434
4.30%, 06/18/29 (Call 03/18/29)	285	268,382
4.40%, 06/01/27 (Call 05/01/27)	515	501,831
5.00%, 01/15/33 (Call 10/15/32)	185	178,299
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	145	130,050
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	185	164,038
4.50%, 05/20/52 (Call 11/20/51)	80	71,173
4.80%, 05/20/45 (Call 11/20/44)	244	231,941
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	853	805,258
1.75%, 05/04/30 (Call 02/04/30)	330	276,745
1.90%, 09/15/31 (Call 06/15/31)	230	189,518
2.25%, 09/04/29 (Call 06/04/29)	364	321,758
2.70%, 09/15/51 (Call 03/15/51)	130	87,992
2.90%, 11/03/27 (Call 08/03/27)	660	622,994
3.65%, 08/16/32 (Call 05/16/32)	170	158,777
3.88%, 03/15/39 (Call 09/15/38)	233	206,368
4.10%, 08/16/52 (Call 02/16/52)	50	43,686
4.15%, 05/15/48 (Call 11/15/47)	300	266,442
4.60%, 02/15/28 (Call 01/15/28)	35	35,449
4.70%, 11/18/24	100	99,968
4.90%, 03/14/33 (Call 12/14/32)	60	61,511
5.00%, 03/14/53 (Call 09/14/52)	60	59,779
5.05%, 05/18/63	90	88,013
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	975	822,130
3.25%, 10/25/51 (Call 04/25/51)	200	151,338
4.25%, 04/22/32 (Call 01/22/32)	360	350,212
4.50%, 04/22/52 (Call 10/22/51)	210	199,760
		22,422,123
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	350	323,558
3.84%, 05/01/25 (Call 04/01/25)	650	629,609
4.20%, 05/01/30 (Call 02/01/30)	269	250,073
		1,203,240
Software — 1.0%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	124	78,032

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.40%, 06/15/27 (Call 03/15/27)	$5	$4,739
4.50%, 06/15/47 (Call 12/15/46)	9	8,074
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	913	871,230
2.15%, 02/01/27 (Call 12/01/26)	514	475,044
2.30%, 02/01/30 (Call 11/01/29)	1,525	1,343,479
3.25%, 02/01/25 (Call 11/01/24)	755	737,756
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	450	369,734
2.85%, 01/15/30 (Call 10/15/29)	445	393,371
3.50%, 06/15/27 (Call 03/15/27)	558	533,928
4.38%, 06/15/25 (Call 03/15/25)	410	405,219
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	282	278,579
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	505	338,072
4.80%, 03/01/26 (Call 12/01/25)(b)	574	572,714
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	177	141,763
5.10%, 07/15/32 (Call 04/15/32)(b)	195	190,217
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	180	164,974
3.85%, 06/01/25 (Call 03/01/25)	2	1,950
4.20%, 10/01/28 (Call 07/01/28)	51	49,220
4.40%, 07/01/49 (Call 01/01/49)	178	146,770
5.45%, 03/02/28 (Call 02/02/28)	200	203,102
5.60%, 03/02/33 (Call 12/02/32)	125	128,060
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,799	2,654,656
2.53%, 06/01/50 (Call 12/01/49)	505	347,723
2.70%, 02/12/25 (Call 11/12/24)	2,385	2,313,927
2.92%, 03/17/52 (Call 09/17/51)	1,295	958,119
3.13%, 11/03/25 (Call 08/03/25)	2,517	2,447,757
3.30%, 02/06/27 (Call 11/06/26)	2,259	2,208,828
3.45%, 08/08/36 (Call 02/08/36)	380	347,316
3.50%, 02/12/35 (Call 08/12/34)	640	603,974
3.50%, 11/15/42	50	43,157
3.70%, 08/08/46 (Call 02/08/46)	235	204,986
3.75%, 02/12/45 (Call 08/12/44)	10	8,992
3.95%, 08/08/56 (Call 02/08/56)	25	22,269
4.10%, 02/06/37 (Call 08/06/36)	210	205,250
4.20%, 11/03/35 (Call 05/03/35)	160	159,219
4.25%, 02/06/47 (Call 08/06/46)	70	67,822
4.45%, 11/03/45 (Call 05/03/45)	70	69,154
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	162	122,550
3.60%, 04/01/50 (Call 10/01/49)	432	298,119
3.80%, 11/15/37 (Call 05/15/37)	357	290,359
3.85%, 07/15/36 (Call 01/15/36)	74	61,627
3.85%, 04/01/60 (Call 10/01/59)	463	312,608
3.90%, 05/15/35 (Call 11/15/34)	297	254,535
3.95%, 03/25/51 (Call 09/25/50)	261	191,086
4.00%, 07/15/46 (Call 01/15/46)	247	184,674
4.00%, 11/15/47 (Call 05/15/47)	324	241,280
4.10%, 03/25/61 (Call 09/25/60)	129	91,796
4.13%, 05/15/45 (Call 11/15/44)	232	178,828
4.30%, 07/08/34 (Call 01/08/34)	300	270,051
4.38%, 05/15/55 (Call 11/15/54)	201	155,469
4.50%, 05/06/28 (Call 04/06/28)	25	24,411
4.50%, 07/08/44 (Call 01/08/44)	130	106,415
Security	Par (000)	Value

Software (continued)
4.65%, 05/06/30 (Call 03/06/30)	$25	$24,162
4.90%, 02/06/33 (Call 11/06/32)	40	38,645
5.38%, 07/15/40	287	273,066
5.55%, 02/06/53 (Call 08/06/52)	95	88,759
6.13%, 07/08/39	214	219,489
6.25%, 11/09/32 (Call 08/09/32)	130	137,462
6.50%, 04/15/38	171	182,669
6.90%, 11/09/52 (Call 05/09/52)	495	538,605
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	130	115,843
3.80%, 12/15/26 (Call 09/15/26)	174	167,294
3.85%, 12/15/25 (Call 09/15/25)	110	106,506
4.20%, 09/15/28 (Call 06/15/28)	120	115,963
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	425	291,648
3.05%, 07/15/61 (Call 01/15/61)	130	85,631
3.70%, 04/11/28 (Call 01/11/28)	750	731,377
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	145	115,377
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	580	552,351
4.50%, 05/15/25 (Call 04/15/25)	671	662,123
4.65%, 05/15/27 (Call 03/15/27)	405	397,285
4.70%, 05/15/30 (Call 02/15/30)	223	211,982
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	450	405,562
		28,344,783
Telecommunications — 1.0%
America Movil SAB de CV
6.13%, 11/15/37	2	2,150
6.13%, 03/30/40	232	246,899
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	75	51,432
3.50%, 06/01/41 (Call 12/01/40)	300	228,327
3.50%, 09/15/53 (Call 03/15/53)	609	422,853
3.50%, 02/01/61 (Call 08/01/60)	85	58,290
3.55%, 09/15/55 (Call 03/15/55)	831	572,459
3.65%, 06/01/51 (Call 12/01/50)	369	267,193
3.65%, 09/15/59 (Call 03/15/59)	493	337,680
3.80%, 12/01/57 (Call 06/01/57)	560	398,149
3.85%, 06/01/60 (Call 12/01/59)	210	149,499
4.30%, 02/15/30 (Call 11/15/29)	441	421,975
4.30%, 12/15/42 (Call 06/15/42)	65	54,584
4.35%, 06/15/45 (Call 12/15/44)	100	82,548
4.50%, 05/15/35 (Call 11/15/34)	419	386,008
4.50%, 03/09/48 (Call 09/09/47)	312	261,060
4.55%, 03/09/49 (Call 09/09/48)	246	205,432
4.65%, 06/01/44 (Call 12/01/43)	85	73,312
4.75%, 05/15/46 (Call 11/15/45)	180	156,528
4.85%, 03/01/39 (Call 09/01/38)	105	96,510
4.85%, 07/15/45 (Call 01/15/45)	55	48,081
4.90%, 08/15/37 (Call 02/14/37)	143	134,896
5.15%, 03/15/42	77	72,184
5.15%, 02/15/50 (Call 08/14/49)	226	209,023
5.25%, 03/01/37 (Call 09/01/36)	217	212,662
5.35%, 09/01/40	14	13,444
5.40%, 02/15/34	290	290,908
5.45%, 03/01/47 (Call 09/01/46)	75	71,325
5.55%, 08/15/41	10	9,729
5.65%, 02/15/47 (Call 08/15/46)	30	29,426
5.70%, 03/01/57 (Call 09/01/56)	76	74,427
6.00%, 08/15/40 (Call 05/15/40)	150	153,325

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 03/01/41	$35	$36,888
6.55%, 02/15/39	28	29,892
Bell Telephone Co. of Canada or Bell Canada (The),
3.65%, 08/15/52 (Call 02/15/52)	5	3,731
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	680	681,190
9.63%, 12/15/30	1,112	1,374,810
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	477	451,108
2.95%, 02/28/26	435	419,209
3.50%, 06/15/25	205	200,402
5.50%, 01/15/40	405	426,753
5.90%, 02/15/39	362	397,165
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	17	12,377
4.38%, 11/15/57 (Call 05/15/57)	106	84,782
5.35%, 11/15/48 (Call 05/15/48)	59	56,618
5.75%, 08/15/40	43	43,518
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	223	268,224
Juniper Networks Inc., 5.95%, 03/15/41	69	67,049
Koninklijke KPN NV, 8.38%, 10/01/30	1,440	1,680,365
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	195	157,716
4.00%, 09/01/24	45	44,152
4.60%, 02/23/28 (Call 11/23/27)	523	514,454
4.60%, 05/23/29 (Call 02/23/29)	242	236,678
5.50%, 09/01/44	45	41,997
5.60%, 06/01/32 (Call 03/01/32)	45	45,064
Nokia OYJ, 4.38%, 06/12/27	885	840,750
Orange SA
5.38%, 01/13/42	290	288,045
5.50%, 02/06/44 (Call 08/06/43)	105	107,469
9.00%, 03/01/31	775	963,395
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	109	100,443
3.20%, 03/15/27 (Call 02/15/27)(e)	40	37,275
3.70%, 11/15/49 (Call 05/15/49)	175	122,612
3.80%, 03/15/32 (Call 12/15/31)(e)	45	39,744
4.30%, 02/15/48 (Call 08/15/47)	195	150,628
4.35%, 05/01/49 (Call 11/01/48)	195	152,153
4.50%, 03/15/42 (Call 09/15/41)(e)	45	37,333
4.50%, 03/15/43 (Call 09/15/42)	87	71,609
4.55%, 03/15/52 (Call 09/15/51)(e)	65	51,611
5.00%, 03/15/44 (Call 09/15/43)	170	151,484
5.45%, 10/01/43 (Call 04/01/43)	85	78,120
7.50%, 08/15/38	57	63,424
Telefonica Emisiones SA
4.10%, 03/08/27	105	101,516
4.67%, 03/06/38	100	84,327
5.21%, 03/08/47	175	147,061
7.05%, 06/20/36	298	324,823
Telefonica Europe BV, 8.25%, 09/15/30	240	280,814
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	385	360,541
3.70%, 09/15/27 (Call 06/15/27)	435	416,473
4.30%, 06/15/49 (Call 12/15/48)	191	154,349
4.60%, 11/16/48 (Call 05/16/48)	161	137,191
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	55	39,716
Security	Par (000)	Value

Telecommunications (continued)
3.30%, 02/15/51 (Call 08/15/50)	$225	$155,378
3.40%, 10/15/52 (Call 04/15/52)	255	178,732
3.60%, 11/15/60 (Call 05/15/60)	330	228,033
3.88%, 04/15/30 (Call 01/15/30)	35	32,450
4.38%, 04/15/40 (Call 10/15/39)	204	179,190
4.50%, 04/15/50 (Call 10/15/49)	530	450,892
5.05%, 07/15/33 (Call 04/15/33)	100	98,586
5.65%, 01/15/53 (Call 07/15/52)	250	249,620
5.75%, 01/15/54	300	304,299
5.80%, 09/15/62 (Call 03/15/62)	70	69,935
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	15	12,099
2.55%, 03/21/31 (Call 12/21/30)	25	20,930
2.88%, 11/20/50 (Call 05/20/50)	245	156,146
2.99%, 10/30/56 (Call 04/30/56)	566	350,048
3.00%, 11/20/60 (Call 05/20/60)	216	132,045
3.55%, 03/22/51 (Call 09/22/50)	380	276,093
3.70%, 03/22/61 (Call 09/22/60)	642	457,515
3.85%, 11/01/42 (Call 05/01/42)	266	213,194
4.13%, 08/15/46	284	232,744
4.27%, 01/15/36	420	378,680
4.40%, 11/01/34 (Call 05/01/34)	456	422,717
4.50%, 08/10/33	439	414,583
4.52%, 09/15/48	130	112,364
4.67%, 03/15/55	220	190,936
4.75%, 11/01/41	299	274,904
4.81%, 03/15/39	227	210,645
4.86%, 08/21/46	478	436,189
5.01%, 04/15/49	60	56,124
5.01%, 08/21/54	155	142,946
5.05%, 05/09/33	110	108,802
5.25%, 03/16/37	300	296,943
5.50%, 03/16/47	72	71,610
5.85%, 09/15/35	50	51,847
6.55%, 09/15/43	40	44,091
7.75%, 12/01/30	70	81,264
Vodafone Group PLC
4.13%, 05/30/25	796	781,768
4.25%, 09/17/50	220	173,092
4.38%, 02/19/43	207	170,392
4.88%, 06/19/49	250	215,230
5.00%, 05/30/38(b)	130	123,746
5.63%, 02/10/53 (Call 08/10/52)	150	143,202
5.75%, 02/10/63 (Call 08/10/62)	150	142,231
6.15%, 02/27/37	330	344,180
6.25%, 11/30/32	70	74,682
7.88%, 02/15/30	285	328,859
		27,959,322
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	890	856,972
3.50%, 09/15/27 (Call 06/15/27)	244	229,658
3.55%, 11/19/26 (Call 09/19/26)	274	257,423
3.90%, 11/19/29 (Call 08/19/29)	931	849,454
6.35%, 03/15/40	40	40,301
		2,233,808
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	15	10,137
3.05%, 02/15/51 (Call 08/15/50)	67	47,012

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.55%, 02/15/50 (Call 08/15/49)	$53	$41,502
3.90%, 08/01/46 (Call 02/01/46)	82	67,590
4.05%, 06/15/48 (Call 12/15/47)	162	136,705
4.13%, 06/15/47 (Call 12/15/46)	82	70,468
4.15%, 04/01/45 (Call 10/01/44)	87	74,964
4.15%, 12/15/48 (Call 06/15/48)	48	41,003
4.55%, 09/01/44 (Call 03/01/44)	35	31,851
4.70%, 09/01/45 (Call 03/01/45)	30	27,858
4.90%, 04/01/44 (Call 10/01/43)	75	71,633
5.15%, 09/01/43 (Call 03/01/43)	92	90,672
5.40%, 06/01/41 (Call 12/01/40)	70	70,816
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	185	115,760
3.20%, 08/02/46 (Call 02/02/46)	159	117,430
3.65%, 02/03/48 (Call 08/03/47)	67	54,076
3.85%, 08/05/32 (Call 05/05/32)	50	46,902
4.40%, 08/05/52 (Call 02/05/52)	90	81,473
4.45%, 01/20/49 (Call 07/20/48)	50	45,314
6.20%, 06/01/36	125	138,874
6.25%, 08/01/34	40	44,494
6.38%, 11/15/37	41	46,356
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	70	61,937
2.88%, 11/15/29	380	339,849
3.10%, 12/02/51 (Call 06/02/51)	150	103,569
3.50%, 05/01/50	100	75,299
4.20%, 11/15/69	185	143,333
4.30%, 05/15/43	157	136,271
4.70%, 05/01/48	126	112,618
4.80%, 09/15/35 (Call 03/15/35)	60	59,218
4.80%, 08/01/45 (Call 02/01/45)	50	46,705
4.95%, 08/15/45	230	213,645
5.95%, 05/15/37	65	68,662
6.13%, 09/15/2115 (Call 03/15/15)	145	147,522
7.13%, 10/15/31	95	107,301
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	835	801,466
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	119	103,179
2.50%, 05/15/51 (Call 11/15/50)	40	24,950
3.35%, 09/15/49 (Call 03/15/49)	90	65,141
3.80%, 11/01/46 (Call 05/01/46)	134	106,505
3.80%, 04/15/50 (Call 10/15/49)	80	62,656
3.95%, 05/01/50 (Call 11/01/49)	88	70,504
4.10%, 11/15/32 (Call 08/15/32)	50	47,507
4.10%, 03/15/44 (Call 09/15/43)	69	58,700
4.25%, 11/01/66 (Call 05/01/66)	60	48,305
4.30%, 03/01/48 (Call 09/01/47)	160	137,232
4.40%, 03/01/43 (Call 09/01/42)	78	68,199
4.50%, 03/15/49 (Call 09/15/48)	113	99,685
4.50%, 11/15/52 (Call 05/15/52)	25	22,179
4.50%, 08/01/54 (Call 02/01/54)	120	103,505
4.65%, 03/01/68 (Call 09/01/67)	78	67,903
4.75%, 05/30/42 (Call 11/30/41)	210	193,328
4.75%, 11/15/48 (Call 05/15/48)	63	57,617
5.50%, 04/15/41 (Call 10/15/40)	160	160,174
6.00%, 10/01/36	82	87,315
6.15%, 05/01/37	59	63,867
6.22%, 04/30/40	110	118,725

Security	Par (000)	Value

Transportation (continued)
FedEx Corp.
3.88%, 08/01/42	$40	$31,654
3.90%, 02/01/35	64	56,055
4.05%, 02/15/48 (Call 08/15/47)	175	137,216
4.10%, 04/15/43	58	46,206
4.10%, 02/01/45	155	123,758
4.40%, 01/15/47 (Call 07/15/46)	90	74,850
4.55%, 04/01/46 (Call 10/01/45)	208	175,088
4.75%, 11/15/45 (Call 05/15/45)	178	155,173
4.90%, 01/15/34	37	36,182
4.95%, 10/17/48 (Call 04/17/48)	76	68,366
5.10%, 01/15/44	145	133,475
5.25%, 05/15/50 (Call 11/15/49)	251	237,541
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	132	115,388
2.90%, 08/25/51 (Call 02/25/51)	311	200,492
3.16%, 05/15/55 (Call 11/15/54)	140	93,082
3.40%, 11/01/49 (Call 05/01/49)	91	64,670
3.94%, 11/01/47 (Call 05/01/47)	145	116,165
3.95%, 10/01/42 (Call 04/01/42)	137	113,010
4.05%, 08/15/52 (Call 02/15/52)	224	181,803
4.10%, 05/15/49 (Call 11/15/48)	290	234,949
4.10%, 05/15/2121 (Call 11/15/20)	10	6,849
4.15%, 02/28/48 (Call 08/28/47)	249	204,337
4.45%, 03/01/33 (Call 12/01/32)	50	48,152
4.45%, 06/15/45 (Call 12/15/44)	81	69,706
4.55%, 06/01/53 (Call 12/01/52)	40	35,108
4.65%, 01/15/46 (Call 07/15/45)	100	88,889
4.84%, 10/01/41	210	192,171
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	120,965
2.50%, 09/01/24 (Call 08/01/24)	460	442,630
2.85%, 03/01/27 (Call 02/01/27)	45	41,340
4.30%, 06/15/27 (Call 05/15/27)	40	38,738
4.63%, 06/01/25 (Call 05/01/25)	383	376,803
5.25%, 06/01/28 (Call 05/01/28)	90	88,649
5.65%, 03/01/28 (Call 02/01/28)	90	90,840
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	240	176,326
3.35%, 08/15/46 (Call 02/15/46)	59	43,461
3.38%, 02/01/35 (Call 08/01/34)	60	51,865
3.55%, 08/15/39 (Call 02/15/39)	130	107,931
3.55%, 05/20/61 (Call 11/20/60)	110	79,949
3.60%, 09/15/37 (Call 03/15/37)	75	64,461
3.75%, 02/05/70 (Call 08/05/69)	122	91,334
3.80%, 10/01/51 (Call 04/01/51)	104	84,119
3.80%, 04/06/71 (Call 10/06/70)	85	64,151
3.84%, 03/20/60 (Call 09/20/59)	147	114,335
3.85%, 02/14/72 (Call 08/14/71)	45	34,290
3.88%, 02/01/55 (Call 08/01/54)	150	119,891
3.95%, 08/15/59 (Call 02/15/59)	105	83,621
4.00%, 04/15/47 (Call 10/15/46)	90	74,593
4.05%, 11/15/45 (Call 05/15/45)	64	53,566
4.05%, 03/01/46 (Call 09/01/45)	197	164,178
4.10%, 09/15/67 (Call 03/15/67)	80	64,549
4.30%, 03/01/49 (Call 09/01/48)	15	12,988
4.50%, 09/10/48 (Call 03/10/48)	280	245,661
4.75%, 02/21/26 (Call 01/21/26)	200	200,760
4.96%, 05/15/53 (Call 11/15/52)	200	194,690

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	$161	$125,516
3.40%, 09/01/49 (Call 03/01/49)(b)	120	93,758
3.63%, 10/01/42	150	123,812
3.75%, 11/15/47 (Call 05/15/47)	200	165,260
4.25%, 03/15/49 (Call 09/15/48)	115	101,394
4.88%, 03/03/33 (Call 12/03/32)	200	202,850
4.88%, 11/15/40 (Call 05/15/40)	270	263,998
5.05%, 03/03/53 (Call 09/03/52)	100	99,823
5.20%, 04/01/40 (Call 10/01/39)	150	152,354
5.30%, 04/01/50 (Call 10/01/49)	173	180,024
6.20%, 01/15/38	331	370,730
		13,903,999
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	35	21,609
3.25%, 03/30/25 (Call 12/30/24)	135	129,213
3.25%, 09/15/26 (Call 06/15/26)	150	139,448
3.50%, 03/15/28 (Call 12/15/27)	80	73,638
3.85%, 03/30/27 (Call 12/30/26)	105	99,757
4.55%, 11/07/28 (Call 08/07/28)	164	158,719
4.70%, 04/01/29 (Call 01/01/29)	30	29,090
5.20%, 03/15/44 (Call 09/15/43)	87	75,790
		727,264
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	5	4,249

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	119	104,664
3.25%, 06/01/51 (Call 12/01/50)	20	14,230
3.45%, 06/01/29 (Call 03/01/29)	197	182,654
3.45%, 05/01/50 (Call 11/01/49)	235	173,101
3.75%, 09/01/47 (Call 03/01/47)	242	188,888
4.00%, 12/01/46 (Call 06/01/46)	81	64,695
4.15%, 06/01/49 (Call 12/01/48)	193	160,036
4.20%, 09/01/48 (Call 03/01/48)	126	103,995
4.30%, 12/01/42 (Call 06/01/42)	50	43,829
4.30%, 09/01/45 (Call 03/01/45)	20	17,117
6.59%, 10/15/37	80	89,967
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	102	87,295
3.35%, 04/15/50 (Call 10/15/49)	223	153,955
3.57%, 05/01/29 (Call 02/01/29)	135	125,069
4.28%, 05/01/49 (Call 11/01/48)	143	115,065
5.30%, 05/01/52 (Call 11/01/51)	130	121,904
United Utilities PLC, 6.88%, 08/15/28	30	32,949
		1,779,413
Total Corporate Bonds & Notes — 26.1%
(Cost: $809,298,759)		728,390,922

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	219,220
Series HK, 9.38%, 04/15/30	1,880	2,433,999
Series HQ, 9.50%, 11/15/30	900	1,183,689
Series IO, 8.05%, 07/07/24	1,314	1,354,616

Security	Par (000)	Value

Canada (continued)
Province of Alberta Canada
1.30%, 07/22/30	$351	$289,659
1.88%, 11/13/24	430	411,747
3.30%, 03/15/28	474	456,827
Province of Ontario Canada
1.13%, 10/07/30	90	73,186
1.60%, 02/25/31	210	175,205
Province of Quebec Canada
1.35%, 05/28/30	90	75,299
1.90%, 04/21/31	55	47,067
Series PD, 7.50%, 09/15/29	409	482,910
		7,203,424
Chile — 0.0%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	310	232,023
3.10%, 01/22/61 (Call 07/22/60)	265	170,790
3.25%, 09/21/71 (Call 03/21/71)	145	92,662
3.50%, 01/25/50 (Call 07/25/49)	387	286,864
3.86%, 06/21/47	270	216,988
		999,327
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	157	174,422

Indonesia — 0.0%
Indonesia Government International Bond
3.20%, 09/23/61 (Call 03/23/61)	25	16,662
3.35%, 03/12/71	70	46,540
3.50%, 01/11/28	97	92,538
3.50%, 02/14/50	120	91,257
3.70%, 10/30/49(b)	20	15,822
4.20%, 10/15/50	30	25,537
4.45%, 04/15/70	517	435,190
5.35%, 02/11/49	75	75,745
		799,291
Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	445	359,720
4.13%, 01/17/48	255	215,901
4.50%, 01/30/43	100	91,364
4.50%, 04/03/2120	160	126,365
		793,350
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	955	835,463
3.88%, 05/06/51	720	508,565
4.00%, 10/17/49	517	388,401
5.38%, 06/15/33	946	942,140
		2,674,569
Japan — 0.0%
Japan Bank for International Cooperation, 1.88%, 04/15/31	70	58,791

Mexico — 0.2%
Mexico Government International Bond
3.77%, 05/24/61 (Call 11/24/60)	240	159,710
4.28%, 08/14/41 (Call 02/14/41)	165	134,353
4.35%, 01/15/47	207	163,039
4.40%, 02/12/52 (Call 08/12/51)	200	154,986
4.50%, 04/22/29	485	471,963

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.50%, 01/31/50 (Call 07/31/49)	$337	$270,355
4.60%, 01/23/46	332	271,204
4.60%, 02/10/48	327	265,671
4.75%, 03/08/44	915	773,138
5.00%, 04/27/51 (Call 10/27/50)	335	286,191
5.55%, 01/21/45	340	319,899
5.75%, 10/12/2110	314	274,474
6.05%, 01/11/40	373	376,540
6.34%, 05/04/53 (Call 11/04/52)	300	302,223
6.75%, 09/27/34	371	406,379
7.50%, 04/08/33	450	516,551
8.30%, 08/15/31	365	429,791
		5,576,467
Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	170	110,583
4.30%, 04/29/53	100	73,183
4.50%, 05/15/47	40	31,405
4.50%, 04/16/50 (Call 10/16/49)	235	178,953
4.50%, 04/01/56 (Call 10/01/55)	522	385,894
4.50%, 01/19/63 (Call 07/19/62)	255	183,077
6.70%, 01/26/36	552	589,321
9.38%, 04/01/29	142	172,946
		1,725,362
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	180	104,808
3.00%, 01/15/34 (Call 10/15/33)	225	183,958
3.23%, 07/28/2121 (Call 01/28/21)	195	112,595
3.30%, 03/11/41 (Call 09/11/40)	30	22,443
3.55%, 03/10/51 (Call 09/10/50)(b)	85	61,536
3.60%, 01/15/72 (Call 07/15/71)	60	39,368
5.63%, 11/18/50	322	322,692
6.55%, 03/14/37	311	340,452
8.75%, 11/21/33	477	601,096
		1,788,948
Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	322	266,358
3.70%, 02/02/42	227	186,914
3.95%, 01/20/40	117	101,197
5.00%, 01/13/37	257	257,406
6.38%, 01/15/32	125	140,016
6.38%, 10/23/34	272	306,400
7.75%, 01/14/31	185	220,107
9.50%, 02/02/30	162	205,627
		1,684,025
South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	283	253,627
4.13%, 06/10/44	485	457,651
		711,278
Supranational — 2.4%
Asian Development Bank
6.22%, 08/15/27	870	935,276
6.38%, 10/01/28	66	73,039
Council of Europe Development Bank
0.38%, 06/10/24	125	119,178
0.88%, 09/22/26	2,305	2,074,454

Security	Par (000)	Value

Supranational (continued)
1.38%, 02/27/25	$395	$373,536
3.63%, 01/26/28	1,000	986,830
European Investment Bank
2.38%, 05/24/27	980	922,327
4.88%, 02/15/36	1,393	1,520,334
Inter-American Development Bank
0.50%, 09/23/24	415	392,200
0.63%, 07/15/25	1,015	939,981
0.63%, 09/16/27	1,039	904,252
0.88%, 04/03/25	1,355	1,267,169
0.88%, 04/20/26	1,715	1,562,622
1.13%, 07/20/28	673	585,766
1.13%, 01/13/31	1,575	1,295,910
1.50%, 01/13/27	1,300	1,188,512
1.75%, 03/14/25	1,165	1,108,416
2.00%, 06/02/26	310	291,329
2.00%, 07/23/26	485	454,367
2.13%, 01/15/25	1,670	1,604,219
2.25%, 06/18/29	915	833,556
2.38%, 07/07/27	812	763,621
3.13%, 09/18/28	1,200	1,153,596
3.20%, 08/07/42	845	721,317
3.50%, 09/14/29	800	783,272
3.88%, 10/28/41	730	688,850
4.38%, 01/24/44	670	673,853
7.00%, 06/15/25	95	99,269
International Bank for Reconstruction & Development
0.38%, 07/28/25	720	662,342
0.50%, 10/28/25	425	388,939
0.63%, 04/22/25	1,955	1,817,407
0.65%, 02/10/26 (Call 08/10/23)(b)	345	308,879
0.75%, 03/11/25	975	911,596
0.75%, 11/24/27	3,190	2,776,576
0.75%, 08/26/30	2,755	2,219,400
0.85%, 02/10/27 (Call 08/10/23)	180	156,766
0.88%, 05/14/30(b)	1,845	1,512,420
1.25%, 02/10/31	195	162,090
1.50%, 08/28/24	1,850	1,775,093
1.63%, 01/15/25	2,448	2,333,483
1.63%, 11/03/31	2,380	2,012,195
1.75%, 10/23/29	2,277	2,005,217
1.88%, 10/27/26	2,699	2,511,527
2.13%, 03/03/25	1,380	1,323,254
2.50%, 11/25/24	1,858	1,799,343
2.50%, 07/29/25	2,366	2,278,979
2.50%, 11/22/27	2,085	1,962,944
2.50%, 03/29/32	870	786,271
3.13%, 11/20/25	755	735,340
4.75%, 02/15/35(b)	534	568,763
International Finance Corp.
0.38%, 07/16/25	425	391,650
0.75%, 10/08/26	80	71,716
0.75%, 08/27/30	1,195	963,493
1.38%, 10/16/24	1,801	1,719,289
2.13%, 04/07/26	615	581,396
3.63%, 09/15/25	2,500	2,466,625
Nordic Investment Bank
0.38%, 09/11/25	3,030	2,774,510
2.63%, 04/04/25	2,280	2,201,568

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.38%, 09/08/27	$1,000	$976,760
		67,472,882
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	150	135,129
4.98%, 04/20/55	504	485,231
5.10%, 06/18/50	497	488,859
7.63%, 03/21/36	403	500,224
		1,609,443

Total Foreign Government Obligations — 3.4%
(Cost: $101,217,997)		93,271,579

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	43,974

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	93,956

Total Municipal Debt Obligations — 0.0%
(Cost: $139,655)		137,930

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	95	89,098
3.00%, 05/01/29	3,608	3,473,890
3.00%, 03/01/46	362	327,534
3.00%, 09/01/46	339	309,448
3.00%, 12/01/46	438	396,827
3.50%, 05/01/33	20	19,158
3.50%, 06/01/34	14	13,867
3.50%, 03/01/38	29	27,828
3.50%, 10/01/42	10	9,383
3.50%, 10/01/44	11	10,606
3.50%, 07/01/47	14	13,238
3.50%, 09/01/47	13	12,553
3.50%, 02/01/48	7	6,607
3.50%, 03/01/48	5	4,964
4.00%, 09/01/45	6	5,481
4.00%, 01/01/48	364	348,852
4.00%, 02/01/48	4	4,271
4.00%, 01/01/49	8	7,704
4.00%, 02/01/53	4,611	4,405,844
4.50%, 10/01/48	15	14,758
4.50%, 01/01/49	3	2,600
5.50%, 05/01/53	1,939	1,941,616
Federal National Mortgage Association
3.00%, 03/01/52	750	665,457
3.50%, 07/01/50	537	496,393
5.00%, 03/01/53	647	645,284
5.50%, 02/01/53	650	650,924
5.50%, 05/01/53	1,000	1,001,074
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	139,507
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,644	1,569,826
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	600	489,172
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	818,678
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass
Through Certificates
2.58%, 05/25/32 (Call 06/25/32)	$5,000	$4,339,990
Series K047, Class A2, 3.33%, 05/25/25(a)	200	193,750
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	225	218,754
Series K062, Class A2, 3.41%, 12/25/26	100	96,771
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	1,962,016
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	910,287
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	300	270,454
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,576,264
Series K131, Class A2, 1.85%, 07/25/31	2,000	1,660,658
Series K735, Class A2, 2.86%, 05/25/26	2,965	2,836,665
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	800,498
Government National Mortgage Association
1.50%, 10/20/51	243	195,631
2.00%, 07/20/50	78	66,246
2.00%, 08/20/50	3,529	3,005,900
2.00%, 09/20/50	4,232	3,603,704
2.00%, 11/20/50	1,758	1,495,915
2.00%, 12/20/50	1,815	1,543,811
2.00%, 02/20/51	1,895	1,610,940
2.00%, 08/20/51	4,380	3,716,200
2.00%, 10/20/51	3,333	2,826,392
2.00%, 11/20/51	917	777,540
2.00%, 12/20/51	3,395	2,877,433
2.00%, 01/20/52	2,853	2,417,392
2.00%, 03/20/52	1,450	1,228,480
2.00%, 04/20/52	4,224	3,577,610
2.00%, 06/20/53(g)	5,094	4,317,961
2.50%, 12/20/46	115	101,711
2.50%, 06/20/50	4,080	3,586,217
2.50%, 08/20/50	332	291,852
2.50%, 09/20/50	470	413,849
2.50%, 01/20/51	1,263	1,107,334
2.50%, 02/20/51	1,561	1,368,059
2.50%, 05/20/51	895	783,581
2.50%, 07/20/51	3,007	2,630,384
2.50%, 08/20/51	6,314	5,521,831
2.50%, 11/20/51	3,154	2,755,421
2.50%, 12/20/51	2,929	2,558,599
2.50%, 02/20/52	2,318	2,024,123
2.50%, 03/20/52	4,004	3,498,056
2.50%, 04/20/52	1,130	987,269
2.50%, 05/20/52	2,136	1,865,477
2.50%, 07/20/52	711	621,152
2.50%, 08/20/52	1,713	1,496,047
2.50%, 06/20/53(g)	6,860	6,001,562
3.00%, 07/20/45	57	52,007
3.00%, 11/20/45	263	241,323
3.00%, 12/20/45	46	41,690
3.00%, 01/20/46	24	21,792
3.00%, 03/20/46	420	384,325
3.00%, 04/20/46	11	10,184
3.00%, 05/20/46	28	26,082
3.00%, 08/20/46	345	316,054
3.00%, 09/20/46	831	760,004

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/20/46	$21	$19,600
3.00%, 02/15/47	25	22,561
3.00%, 03/20/47	9	7,937
3.00%, 06/20/47	27	24,931
3.00%, 10/20/47	491	448,246
3.00%, 02/20/48	19	17,015
3.00%, 04/20/49	879	801,872
3.00%, 10/15/49	150	136,031
3.00%, 01/20/50	901	817,137
3.00%, 02/20/50	190	172,223
3.00%, 07/20/50	1,214	1,099,944
3.00%, 08/20/50	492	445,940
3.00%, 09/20/50	190	171,836
3.00%, 12/20/50	1,235	1,118,511
3.00%, 08/20/51	2,325	2,100,865
3.00%, 09/20/51	1,741	1,572,687
3.00%, 10/20/51	3,306	2,982,270
3.00%, 11/20/51	1,477	1,333,638
3.00%, 12/20/51	1,860	1,678,793
3.00%, 02/20/52	2,654	2,389,441
3.00%, 05/20/52	962	865,570
3.00%, 07/20/52	949	853,522
3.00%, 09/20/52	608	547,873
3.00%, 06/20/53(g)	8,888	7,999,026
3.50%, 09/20/42	35	33,658
3.50%, 12/20/42	32	30,272
3.50%, 09/20/45	2,705	2,549,196
3.50%, 11/20/46	8	7,830
3.50%, 01/20/47	8	7,446
3.50%, 06/20/47	7	6,671
3.50%, 08/20/47	129	121,261
3.50%, 09/20/47	3,075	2,888,229
3.50%, 11/20/47	31	28,875
3.50%, 02/20/48	16	15,408
3.50%, 08/20/48	31	28,714
3.50%, 01/20/49	13	12,353
3.50%, 03/20/49	1,373	1,288,105
3.50%, 09/20/49	923	865,274
3.50%, 10/20/49	653	611,986
3.50%, 12/20/49	262	245,294
3.50%, 01/20/50	599	561,531
3.50%, 03/20/50	415	388,690
3.50%, 08/20/50	204	190,763
3.50%, 01/20/52	2,673	2,484,281
3.50%, 02/20/52	583	541,851
3.50%, 09/20/52	2,450	2,271,056
3.50%, 06/20/53(g)	10,325	9,577,184
4.00%, 04/20/47	61	59,167
4.00%, 07/20/47	70	67,887
4.00%, 11/20/47	14	13,967
4.00%, 04/20/48	3	2,697
4.00%, 05/15/48	4	4,181
4.00%, 05/20/48	11	10,222
4.00%, 08/20/48	23	22,305
4.00%, 09/20/48	60	57,776
4.00%, 11/20/48	675	649,294
4.00%, 12/20/48	1,197	1,152,380
4.00%, 02/20/49	839	807,849
4.00%, 01/20/50	2,500	2,405,183
4.00%, 02/20/50	2,047	1,969,502
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/20/52	$273	$259,378
4.00%, 09/20/52	2,975	2,826,228
4.00%, 12/20/52	716	679,949
4.00%, 06/20/53(g)	10,631	10,102,772
4.50%, 07/20/41	946	945,642
4.50%, 06/20/48	21	20,773
4.50%, 08/20/48	4	3,467
4.50%, 09/20/48	256	252,075
4.50%, 10/20/48	128	125,692
4.50%, 12/20/48	50	49,551
4.50%, 01/20/49	187	184,120
4.50%, 03/20/49	1,466	1,443,020
4.50%, 06/20/49	35	34,937
4.50%, 07/20/49	15	14,429
4.50%, 08/20/49	4	3,684
4.50%, 07/20/52	980	952,949
4.50%, 08/20/52	4,382	4,256,420
4.50%, 06/20/53(g)	5,199	5,051,864
5.00%, 04/20/48	7	6,596
5.00%, 05/20/48	3	2,933
5.00%, 11/20/48	2	2,198
5.00%, 12/20/48	5	4,682
5.00%, 01/20/49	23	23,376
5.00%, 06/20/49	360	359,445
5.00%, 07/20/52	251	247,250
5.00%, 09/20/52	1,829	1,804,427
5.00%, 06/20/53(g)	8,027	7,927,133
5.50%, 12/20/52	965	963,918
5.50%, 01/20/53	124	123,687
5.50%, 03/20/53	2,579	2,575,844
5.50%, 04/20/53	2,774	2,770,765
5.50%, 06/20/53	2,322	2,320,549
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	496	435,079
1.50%, 10/01/36	415	364,755
1.50%, 11/01/36	278	243,951
1.50%, 02/01/37	2,702	2,369,363
1.50%, 03/01/37	3,858	3,374,799
1.50%, 04/01/37	646	564,643
1.50%, 08/01/37	364	319,011
1.50%, 06/15/38(g)	3,031	2,647,220
1.50%, 11/01/50	454	354,889
1.50%, 02/01/51	3,469	2,704,593
1.50%, 04/01/51	1,213	949,760
1.50%, 05/01/51	2,318	1,814,666
1.50%, 07/01/51	4,664	3,650,125
1.50%, 11/01/51	1,543	1,206,622
1.50%, 04/01/52	475	370,874
1.50%, 06/15/53(g)	1,000	778,645
2.00%, 12/01/35	1,726	1,554,397
2.00%, 02/01/36	4,933	4,442,845
2.00%, 03/01/36	750	674,263
2.00%, 05/01/36	1,609	1,443,762
2.00%, 06/01/36	1,465	1,312,951
2.00%, 08/01/36	1,277	1,144,933
2.00%, 09/01/36	2,149	1,926,563
2.00%, 10/01/36	626	560,997
2.00%, 11/01/36	1,263	1,132,508
2.00%, 12/01/36	1,700	1,524,688
2.00%, 01/01/37	3,578	3,208,881

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 02/01/37	$5,526	$4,953,731
2.00%, 03/01/37	230	206,020
2.00%, 04/01/37(h)	6,321	5,662,659
2.00%, 04/01/37	2,293	2,053,938
2.00%, 05/01/37	3,326	2,978,859
2.00%, 06/01/37	2,391	2,142,210
2.00%, 06/15/38(g)	7,386	6,618,388
2.00%, 07/01/50	1,319	1,090,315
2.00%, 08/01/50	833	687,900
2.00%, 09/01/50	4,029	3,328,250
2.00%, 10/01/50	2,780	2,298,505
2.00%, 11/01/50	4,328	3,574,516
2.00%, 12/01/50	8,527	7,049,619
2.00%, 01/01/51	3,980	3,294,456
2.00%, 02/01/51	3,164	2,607,854
2.00%, 03/01/51	4,695	3,876,796
2.00%, 04/01/51	8,787	7,248,779
2.00%, 05/01/51	6,196	5,116,775
2.00%, 05/01/51(h)	6,690	5,514,724
2.00%, 06/01/51	4,235	3,499,554
2.00%, 07/01/51	2,975	2,454,579
2.00%, 08/01/51	5,835	4,807,802
2.00%, 09/01/51	1,861	1,533,334
2.00%, 10/01/51	14,694	12,119,742
2.00%, 11/01/51	13,180	10,858,122
2.00%, 12/01/51	8,359	6,886,985
2.00%, 01/01/52	13,277	10,942,703
2.00%, 02/01/52	8,264	6,798,190
2.00%, 03/01/52	396	325,534
2.00%, 06/15/53(g)	36,485	29,993,699
2.50%, 01/01/32	79	73,975
2.50%, 04/01/32	362	339,325
2.50%, 06/01/32	139	130,229
2.50%, 01/01/33	71	66,702
2.50%, 11/01/34	420	388,762
2.50%, 07/01/35	576	531,703
2.50%, 10/01/35	2,326	2,147,322
2.50%, 03/01/36	949	878,559
2.50%, 05/01/36	1,941	1,788,047
2.50%, 06/01/36	491	452,394
2.50%, 07/01/36	1,873	1,727,457
2.50%, 08/01/36	345	317,859
2.50%, 03/01/37	1,092	1,003,855
2.50%, 04/01/37	1,275	1,172,809
2.50%, 05/01/37	2,223	2,042,975
2.50%, 06/01/37	932	856,453
2.50%, 06/15/38(g)	10,788	9,927,910
2.50%, 04/01/47	13	11,720
2.50%, 06/01/50	88	75,464
2.50%, 07/01/50	240	208,552
2.50%, 08/01/50	260	224,766
2.50%, 09/01/50	1,600	1,380,839
2.50%, 10/01/50	632	541,590
2.50%, 11/01/50	7,723	6,655,362
2.50%, 12/01/50	6,950	5,947,323
2.50%, 01/01/51	1,076	922,209
2.50%, 02/01/51	218	187,024
2.50%, 03/01/51	1,935	1,667,495
2.50%, 04/01/51	296	253,422
2.50%, 07/01/51	1,277	1,093,172
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 08/01/51	$5,669	$4,894,984
2.50%, 09/01/51	3,095	2,649,424
2.50%, 09/01/51(h)	9,705	8,307,854
2.50%, 10/01/51	5,541	4,743,588
2.50%, 11/01/51	6,468	5,531,822
2.50%, 12/01/51	19,681	16,853,666
2.50%, 01/01/52	8,619	7,369,049
2.50%, 02/01/52	3,703	3,174,558
2.50%, 03/01/52	8,994	7,689,064
2.50%, 04/01/52	7,805	6,672,361
2.50%, 05/01/52	2,127	1,818,786
2.50%, 07/01/52	1,929	1,648,370
2.50%, 06/15/53(g)	20,929	17,891,434
3.00%, 03/01/30	1,065	1,025,267
3.00%, 01/01/31	45	43,366
3.00%, 08/01/32	83	79,329
3.00%, 10/01/33	35	32,930
3.00%, 07/01/34	9	8,243
3.00%, 09/01/34	58	55,159
3.00%, 11/01/34	27	25,547
3.00%, 12/01/34	65	61,374
3.00%, 03/01/35	206	195,561
3.00%, 07/01/35	167	159,165
3.00%, 10/01/35	502	475,763
3.00%, 07/01/37	837	790,585
3.00%, 06/15/38(g)	7,168	6,757,663
3.00%, 07/01/46	429	388,157
3.00%, 11/01/46	908	820,207
3.00%, 12/01/46	429	387,745
3.00%, 12/01/47	202	181,958
3.00%, 01/01/48	70	63,313
3.00%, 03/01/48	1,204	1,088,131
3.00%, 11/01/48	130	117,178
3.00%, 02/01/49	4,466	4,039,483
3.00%, 09/01/49	11	9,703
3.00%, 11/01/49	8	7,188
3.00%, 12/01/49	96	86,465
3.00%, 02/01/50	1,842	1,646,382
3.00%, 03/01/50	159	142,437
3.00%, 04/01/50	268	239,730
3.00%, 05/01/50	41	36,756
3.00%, 06/01/50	3,615	3,217,236
3.00%, 07/01/50	1,134	1,012,869
3.00%, 08/01/50	2,121	1,905,199
3.00%, 10/01/50	2,824	2,509,503
3.00%, 01/01/51	754	671,921
3.00%, 04/01/51(h)	7,786	6,913,880
3.00%, 05/01/51	324	292,282
3.00%, 06/01/51(h)	9,240	8,234,414
3.00%, 08/01/51	1,031	923,623
3.00%, 11/01/51	587	522,380
3.00%, 03/01/52	2,325	2,063,927
3.00%, 04/01/52	9,728	8,636,543
3.00%, 05/01/52	2,950	2,617,976
3.00%, 06/15/53(g)	18,815	16,699,415
3.50%, 06/01/33	22	20,872
3.50%, 11/01/33	17	16,297
3.50%, 02/01/34	431	418,068
3.50%, 07/01/34	27	26,082
3.50%, 08/01/34	12	11,647

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/35	$17	$16,603
3.50%, 06/15/38(g)	5,197	4,981,808
3.50%, 07/01/45	4,411	4,118,802
3.50%, 08/01/45	44	41,294
3.50%, 01/01/46	101	94,665
3.50%, 09/01/46	414	387,575
3.50%, 01/01/47	60	55,876
3.50%, 07/01/47	1,955	1,832,572
3.50%, 08/01/47	12	11,122
3.50%, 09/01/47	164	151,972
3.50%, 10/01/47	1,165	1,082,833
3.50%, 11/01/47	285	265,045
3.50%, 01/01/48	2,109	1,960,490
3.50%, 02/01/48	859	797,833
3.50%, 04/01/48	66	61,473
3.50%, 07/01/48	179	166,344
3.50%, 11/01/48	11	10,028
3.50%, 01/01/49	118	109,595
3.50%, 02/01/49	311	290,892
3.50%, 03/01/49	845	785,466
3.50%, 06/01/49	2,792	2,595,548
3.50%, 08/01/49	1,038	964,543
3.50%, 09/01/49	2,323	2,151,142
3.50%, 04/01/50	166	154,671
3.50%, 05/01/50	5,703	5,271,401
3.50%, 06/01/50	326	301,125
3.50%, 02/01/51	4,740	4,388,904
3.50%, 10/01/51	892	828,669
3.50%, 05/01/52	2,883	2,643,772
3.50%, 06/01/52	6,055	5,578,552
3.50%, 07/01/52	1,974	1,811,238
3.50%, 06/15/53(g)	14,178	13,025,484
4.00%, 07/01/33	12	12,170
4.00%, 06/15/38	3,500	3,401,623
4.00%, 01/01/46	284	274,016
4.00%, 10/01/46	8	8,160
4.00%, 07/01/47	1,876	1,797,294
4.00%, 08/01/47	354	341,213
4.00%, 09/01/47	408	390,236
4.00%, 05/01/48	2,468	2,362,939
4.00%, 09/01/48	2,749	2,631,515
4.00%, 10/01/48	5	5,236
4.00%, 12/01/48	3	2,668
4.00%, 01/01/49	1,486	1,422,850
4.00%, 03/01/49	1,684	1,611,426
4.00%, 05/01/49	16	15,449
4.00%, 06/01/49	16	15,743
4.00%, 07/01/49	2,269	2,172,406
4.00%, 12/01/49	10	9,734
4.00%, 04/01/50	2,022	1,931,562
4.00%, 05/01/50	1,170	1,118,092
4.00%, 05/01/51	292	279,186
4.00%, 04/01/52	665	628,547
4.00%, 05/01/52	1,584	1,496,786
4.00%, 06/01/52	1,771	1,672,908
4.00%, 07/01/52	3,872	3,658,128
4.00%, 08/01/52	4,345	4,105,900
4.00%, 09/01/52	582	550,209
4.00%, 10/01/52	733	696,614
4.00%, 06/15/53(g)	6,525	6,164,086
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/15/38	$25	$24,644
4.50%, 10/01/47	9	9,323
4.50%, 08/01/48	24	23,236
4.50%, 10/01/48	458	449,682
4.50%, 11/01/48	19	19,241
4.50%, 12/01/48	25	24,358
4.50%, 01/01/49	69	67,577
4.50%, 02/01/49	94	92,286
4.50%, 04/01/49	172	169,463
4.50%, 05/01/49	12	12,143
4.50%, 09/01/50	1,391	1,367,566
4.50%, 05/01/52	488	478,265
4.50%, 06/01/52	2,154	2,083,861
4.50%, 07/01/52	249	241,328
4.50%, 08/01/52	734	710,385
4.50%, 09/01/52	4,294	4,175,245
4.50%, 10/01/52(h)	7,206	7,004,195
4.50%, 10/01/52	2,037	1,976,299
4.50%, 12/01/52	2,307	2,250,701
4.50%, 06/15/53(g)	5,020	4,862,243
5.00%, 06/01/48	140	141,274
5.00%, 04/01/49	11	11,031
5.00%, 12/01/49	409	411,551
5.00%, 08/01/52	435	428,945
5.00%, 09/01/52	922	915,207
5.00%, 10/01/52	893	884,029
5.00%, 11/01/52	1,225	1,212,473
5.00%, 12/01/52	1,252	1,242,293
5.00%, 01/01/53	8,369	8,255,518
5.00%, 04/01/53	1,545	1,521,394
5.00%, 06/15/53(g)	1,675	1,649,973
5.50%, 09/01/52	514	524,418
5.50%, 11/01/52	663	668,668
5.50%, 12/01/52	2,613	2,640,562
5.50%, 01/01/53	2,536	2,571,563
5.50%, 02/01/53	2,426	2,432,054
5.50%, 03/01/53	1,646	1,668,000
5.50%, 04/01/53	3,006	3,035,175
5.50%, 06/15/53(g)	7,376	7,371,390
		780,342,315
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks, 3.25%, 11/16/28	510	496,210
Federal Home Loan Mortgage Corp.
3.00%, 05/01/51	1,476	1,319,917
5.00%, 04/01/53	743	731,731
Series 1, 0.00%, 11/15/38(c)	20	10,023
Federal National Mortgage Association
1.63%, 01/07/25	300	285,816
5.63%, 07/15/37	2,142	2,497,422
6.21%, 08/06/38	110	132,666
6.25%, 05/15/29	378	424,713
6.63%, 11/15/30	440	517,550
7.13%, 01/15/30	750	890,407
		7,306,455
U.S. Government Obligations — 40.6%
U.S. Treasury Note/Bond
0.25%, 05/15/24	4,250	4,053,105
0.25%, 06/15/24	9,650	9,173,531
0.25%, 05/31/25	5,830	5,369,749
0.25%, 06/30/25	4,120	3,789,113

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 07/31/25	$3,850	$3,529,367
0.25%, 08/31/25	5,100	4,663,312
0.25%, 09/30/25	3,300	3,013,570
0.25%, 10/31/25	8,390	7,634,900
0.38%, 04/15/24	6,000	5,752,266
0.38%, 08/15/24	4,050	3,832,629
0.38%, 09/15/24	5,600	5,284,125
0.38%, 04/30/25	3,400	3,147,391
0.38%, 11/30/25	7,650	6,966,281
0.38%, 12/31/25	10,500	9,550,078
0.38%, 01/31/26	10,250	9,291,465
0.38%, 09/30/27	5,400	4,655,813
0.50%, 03/31/25(b)	3,400	3,162,664
0.50%, 02/28/26	4,850	4,399,859
0.50%, 04/30/27	2,350	2,062,125
0.50%, 05/31/27	1,100	962,586
0.50%, 06/30/27	1,900	1,658,641
0.50%, 08/31/27	6,300	5,475,094
0.50%, 10/31/27	9,250	7,999,082
0.63%, 10/15/24	7,000	6,608,164
0.63%, 07/31/26	3,000	2,700,469
0.63%, 03/31/27	1,000	884,141
0.63%, 11/30/27	7,450	6,466,367
0.63%, 12/31/27	10,300	8,919,961
0.63%, 05/15/30	1,800	1,463,344
0.63%, 08/15/30	7,300	5,903,875
0.75%, 11/15/24	8,230	7,765,777
0.75%, 04/30/26	3,240	2,948,147
0.75%, 05/31/26	1,350	1,225,652
0.75%, 08/31/26	7,000	6,312,031
0.75%, 01/31/28	6,300	5,479,523
0.88%, 06/30/26	7,590	6,912,237
0.88%, 09/30/26	5,700	5,155,828
0.88%, 11/15/30	5,090	4,184,934
1.00%, 12/15/24	5,750	5,433,076
1.00%, 07/31/28	5,000	4,350,000
1.13%, 01/15/25	8,000	7,558,125
1.13%, 10/31/26	1,500	1,365,000
1.13%, 02/28/27	2,850	2,575,020
1.13%, 02/29/28	4,000	3,535,625
1.13%, 08/31/28	8,750	7,649,414
1.13%, 02/15/31	10,700	8,944,531
1.13%, 05/15/40	6,100	3,965,000
1.13%, 08/15/40	8,500	5,479,844
1.25%, 08/31/24	2,300	2,197,039
1.25%, 11/30/26	7,200	6,566,625
1.25%, 12/31/26	7,200	6,559,313
1.25%, 03/31/28	7,100	6,302,359
1.25%, 04/30/28	5,100	4,519,875
1.25%, 05/31/28	4,700	4,158,766
1.25%, 06/30/28	7,770	6,861,881
1.25%, 09/30/28	12,200	10,713,125
1.25%, 08/15/31	12,400	10,315,250
1.25%, 05/15/50	8,550	4,797,352
1.38%, 01/31/25	5,150	4,882,441
1.38%, 08/31/26	375	345,205
1.38%, 10/31/28	5,000	4,413,672
1.38%, 12/31/28	5,750	5,061,797
1.38%, 11/15/31	10,500	8,778,984
1.38%, 11/15/40	7,650	5,131,477
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 08/15/50	$4,720	$2,735,388
1.50%, 10/31/24	2,800	2,673,891
1.50%, 11/30/24	2,500	2,383,203
1.50%, 02/15/25	6,100	5,790,234
1.50%, 08/15/26	3,550	3,282,641
1.50%, 01/31/27	13,900	12,748,906
1.50%, 11/30/28	5,300	4,703,750
1.50%, 02/15/30	4,200	3,657,281
1.63%, 02/15/26	3,975	3,722,525
1.63%, 05/15/26	3,100	2,891,234
1.63%, 10/31/26	2,500	2,314,063
1.63%, 11/30/26	1,600	1,479,000
1.63%, 08/15/29	665	588,941
1.63%, 05/15/31	8,500	7,329,922
1.63%, 11/15/50	6,100	3,781,047
1.75%, 06/30/24	6,000	5,787,422
1.75%, 12/31/24	2,950	2,817,941
1.75%, 03/15/25	4,670	4,445,621
1.75%, 12/31/26	2,750	2,550,840
1.75%, 01/31/29	7,200	6,459,750
1.75%, 11/15/29	550	490,102
1.75%, 08/15/41	8,400	5,927,250
1.88%, 08/31/24	3,010	2,897,595
1.88%, 06/30/26	175	164,254
1.88%, 02/28/27	1,800	1,671,891
1.88%, 02/28/29	4,400	3,971,344
1.88%, 02/15/32	10,600	9,212,062
1.88%, 02/15/41	6,500	4,738,906
1.88%, 02/15/51	7,800	5,155,312
1.88%, 11/15/51	7,750	5,102,891
2.00%, 05/31/24	5,750	5,570,537
2.00%, 06/30/24	300	290,051
2.00%, 02/15/25	1,425	1,364,438
2.00%, 08/15/25	5,520	5,253,056
2.00%, 11/15/26	4,150	3,887,383
2.00%, 11/15/41	6,900	5,072,578
2.00%, 02/15/50	4,450	3,046,859
2.00%, 08/15/51	7,000	4,764,375
2.13%, 03/31/24	2,100	2,046,762
2.13%, 09/30/24	3,000	2,893,477
2.13%, 05/15/25	480	459,188
2.13%, 05/31/26	800	757,063
2.25%, 11/15/24	375	361,685
2.25%, 12/31/24	2,100	2,021,578
2.25%, 11/15/25	10,600	10,116,375
2.25%, 03/31/26	275	261,766
2.25%, 02/15/27	4,300	4,052,750
2.25%, 08/15/27	2,100	1,968,914
2.25%, 11/15/27	5,070	4,744,015
2.25%, 05/15/41	5,300	4,100,875
2.25%, 08/15/46	6,855	5,023,430
2.25%, 08/15/49	400	290,625
2.25%, 02/15/52	7,850	5,664,266
2.38%, 08/15/24	675	654,354
2.38%, 05/15/27	4,650	4,391,707
2.38%, 03/31/29	6,200	5,748,562
2.38%, 05/15/29	6,090	5,641,338
2.38%, 02/15/42	7,250	5,672,149
2.38%, 11/15/49	1,690	1,262,219
2.38%, 05/15/51	6,000	4,460,625

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 04/30/24	$6,110	$5,958,443
2.50%, 05/15/24	5,485	5,344,233
2.50%, 05/31/24	6,500	6,328,359
2.50%, 01/31/25	3,230	3,118,969
2.50%, 02/28/26	5,400	5,177,250
2.50%, 03/31/27	3,400	3,229,734
2.50%, 02/15/45	2,250	1,747,617
2.50%, 02/15/46	6,050	4,672,680
2.50%, 05/15/46	4,950	3,819,234
2.63%, 03/31/25	600	580,148
2.63%, 04/15/25	3,130	3,025,096
2.63%, 12/31/25	10,800	10,396,687
2.63%, 01/31/26	350	336,793
2.63%, 05/31/27	4,300	4,097,430
2.63%, 02/15/29	5,215	4,906,174
2.75%, 02/28/25	2,280	2,210,620
2.75%, 05/15/25	3,500	3,389,121
2.75%, 06/30/25	3,900	3,774,773
2.75%, 08/31/25	3,900	3,772,031
2.75%, 04/30/27	4,000	3,831,563
2.75%, 07/31/27	7,000	6,695,937
2.75%, 02/15/28	4,225	4,031,244
2.75%, 05/31/29	6,700	6,337,258
2.75%, 08/15/32	11,000	10,230,000
2.75%, 08/15/42	1,475	1,223,098
2.75%, 11/15/42	3,425	2,831,512
2.75%, 08/15/47	4,300	3,470,234
2.75%, 11/15/47	5,500	4,439,531
2.88%, 04/30/25	2,160	2,096,381
2.88%, 05/31/25	3,975	3,858,079
2.88%, 06/15/25	7,000	6,792,734
2.88%, 07/31/25	1,500	1,455,117
2.88%, 11/30/25	5,800	5,618,750
2.88%, 05/15/28	7,057	6,763,717
2.88%, 08/15/28	6,900	6,599,742
2.88%, 04/30/29	5,440	5,182,450
2.88%, 05/15/32	10,100	9,501,891
2.88%, 05/15/43	400	336,500
2.88%, 08/15/45	3,395	2,814,137
2.88%, 11/15/46	3,800	3,142,719
2.88%, 05/15/49	1,435	1,188,135
2.88%, 05/15/52	7,610	6,306,787
3.00%, 07/15/25	7,250	7,051,758
3.00%, 09/30/25	3,300	3,207,961
3.00%, 10/31/25	1,200	1,166,719
3.00%, 05/15/42	170	147,103
3.00%, 11/15/44	1,600	1,361,000
3.00%, 05/15/45	1,285	1,089,841
3.00%, 11/15/45	4,400	3,726,250
3.00%, 02/15/47	4,475	3,780,676
3.00%, 05/15/47	3,900	3,296,719
3.00%, 02/15/48	13,400	11,331,375
3.00%, 08/15/48	555	469,495
3.00%, 02/15/49	375	317,754
3.00%, 08/15/52	8,700	7,400,437
3.13%, 08/15/25	4,100	3,998,141
3.13%, 08/31/27	3,000	2,912,813
3.13%, 11/15/28	275	265,998
3.13%, 08/31/29	6,900	6,659,039
3.13%, 11/15/41	825	732,059
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.13%, 02/15/42	$1,000	$885,000
3.13%, 02/15/43	2,500	2,193,359
3.13%, 08/15/44	1,600	1,391,750
3.13%, 05/15/48	3,950	3,417,367
3.25%, 06/30/27	4,700	4,585,805
3.25%, 06/30/29	5,500	5,347,031
3.25%, 05/15/42	6,629	5,954,347
3.38%, 05/15/33	5,000	4,892,969
3.38%, 08/15/42	3,100	2,833,109
3.38%, 05/15/44	1,020	925,013
3.38%, 11/15/48	3,500	3,171,875
3.50%, 09/15/25	9,000	8,850,937
3.50%, 01/31/28	7,000	6,905,937
3.50%, 04/30/28	5,400	5,331,234
3.50%, 01/31/30	8,400	8,285,812
3.50%, 04/30/30	7,000	6,912,500
3.50%, 02/15/33	20,000	19,762,500
3.50%, 02/15/39	1,350	1,304,859
3.63%, 03/31/28	8,500	8,435,586
3.63%, 05/31/28	3,000	2,983,125
3.63%, 03/31/30	3,200	3,183,500
3.63%, 08/15/43	225	212,836
3.63%, 02/15/44	720	679,388
3.63%, 02/15/53	15,000	14,418,750
3.63%, 05/15/53	2,000	1,925,000
3.75%, 04/15/26	12,500	12,390,625
3.75%, 05/31/30	4,000	4,012,500
3.75%, 11/15/43	300	288,938
3.88%, 01/15/26	13,900	13,803,352
3.88%, 11/30/27	4,000	4,006,875
3.88%, 12/31/27	3,000	3,004,922
3.88%, 09/30/29	5,000	5,033,203
3.88%, 11/30/29	3,800	3,827,906
3.88%, 12/31/29	8,000	8,062,500
3.88%, 08/15/40	300	300,047
3.88%, 02/15/43	8,000	7,855,000
4.00%, 12/15/25	11,900	11,851,656
4.00%, 02/15/26	20,600	20,532,406
4.00%, 02/29/28	8,000	8,071,250
4.00%, 10/31/29	4,900	4,968,906
4.00%, 02/28/30	15,400	15,647,844
4.00%, 11/15/42	5,300	5,304,969
4.00%, 11/15/52	6,000	6,172,500
4.13%, 01/31/25	4,100	4,065,086
4.13%, 09/30/27	3,000	3,029,766
4.13%, 10/31/27	4,800	4,849,875
4.13%, 11/15/32	12,200	12,653,687
4.25%, 12/31/24	6,500	6,452,520
4.25%, 10/15/25	13,140	13,138,973
4.25%, 11/15/40	250	262,031
4.38%, 02/15/38	2,400	2,577,000
4.38%, 11/15/39	150	160,172
4.38%, 05/15/40	250	266,563
4.38%, 05/15/41	500	530,469
4.50%, 11/15/25	6,000	6,039,375
4.50%, 02/15/36	900	983,109
4.50%, 05/15/38	2,500	2,716,016
4.63%, 02/28/25	4,200	4,202,461
4.63%, 03/15/26	12,060	12,231,478
4.63%, 02/15/40	250	274,844

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
5.00%, 05/15/37	$2,400	$2,746,500
5.38%, 02/15/31	1,000	1,110,313
6.13%, 08/15/29	1,000	1,127,422
6.25%, 05/15/30	100	115,359
6.38%, 08/15/27	800	875,250
		1,134,017,502

Total U.S. Government & Agency Obligations — 68.8%
(Cost: $2,085,615,325)		1,921,666,272

U.S. Government Obligations — 0.3%
U.S. Treasury Note/Bond
0.25%, 03/15/24	450	432,809
2.00%, 04/30/24	780	757,209
2.25%, 03/31/24	3,590	3,502,354
2.25%, 04/30/24	2,643	2,571,143

Total U.S. Government Obligations — 0.3%
(Cost: $7,429,686)		7,263,515

Total Long-Term Investments — 99.7%
(Cost: $3,038,423,129)		2,782,016,604

Short-Term Securities

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(i)(j)	186,447	186,484,479
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(i)(j)(k)	9,920	9,919,930

Total Short-Term Securities — 7.0%
(Cost: $196,369,156)		196,404,409

Total Investments Before TBA Sales Commitments — 106.7%
(Cost: $3,234,792,285)		2,978,421,013

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.6)%
Government National Mortgage Association, 4.00%, 06/20/53	$(4,500)	(4,276,406)
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50%, 06/13/53	(3,725)	$(3,184,366)
3.00%, 06/13/53	(2,975)	(2,640,487)
3.50%, 06/13/53	(3,500)	(3,215,488)
5.50%, 06/13/53	(2,125)	(2,123,672)

Total TBA Sales Commitments — (0.6)%
(Proceeds: $(15,452,539))		(15,440,419)

Total Investments, Net of TBA Sales Commitments — 106.1%
(Cost: $3,219,339,746)		2,962,980,594

Liabilities in Excess of Other Assets — (6.1)%		(171,096,763)

Net Assets — 100.0%		$2,791,883,831

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$156,530,457	$30,019,146	(a)	$—		$(6,322)	$(58,802)	$186,484,479	186,447	$2,314,549		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,722,824	—		(4,802,894	)(a)	—	—	9,919,930	9,920	26,546	(b)	—
						$(6,322)	$(58,802)	$196,404,409		$2,341,095		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$11,591,992	$—	$11,591,992
Collaterized Mortgage Obligations	—	19,694,394	—	19,694,394
Corporate Bonds & Notes	—	728,390,922	—	728,390,922
Foreign Government Obligations	—	93,271,579	—	93,271,579
Municipal Debt Obligations	—	137,930	—	137,930
U.S. Government & Agency Obligations	—	1,921,666,272	—	1,921,666,272
U.S. Government Obligations	—	7,263,515	—	7,263,515
Short-Term Securities
Money Market Funds	196,404,409	—	—	196,404,409
Liabilities
Investments
TBA Sales Commitments	—	(15,440,419)	—	(15,440,419)
	$196,404,409	$2,766,576,185	$—	$2,962,980,594

Portfolio Abbreviation

BAB	Build America Bond	SCA	Svenska Celluosa Aktiebolaget
CMT	Constant Maturity Treasury	SOFR	Secured Overnight Financing Rate
GO	General Obligation	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust